UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2004

ISC-QTLY-0904

1.804839.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 8.6%
Australian Stock Exchange Ltd.	903,839	$ 9,992,584
BHP Steel Ltd.	2,519,309	13,086,374
Boral Ltd.	2,602,417	13,244,058
Centamin Egypt Ltd. (a)	5,509,616	827,746
Centennial Coal Co. Ltd.	4,089,388	9,587,623
Corporate Express Australia Ltd.	1,697,169	6,182,991
CSL Ltd.	155,361	2,779,829
Dwyka Diamonds Ltd. (a)	621,653	333,958
Hardman Resources Ltd. (a)	915,681	1,510,491
Hardman Resources Ltd. (UK) (a)	217,653	354,740
JB Hi-Fi Ltd.	1,483,593	2,593,106
Patrick Corp. Ltd.	914,738	3,531,552
Promina Group Ltd.	914,490	2,535,609
QBE Insurance Group Ltd.	1,235,719	10,825,314
Stockland	354,751	1,374,576
United Group Ltd.	3,412,640	12,791,984
Virotec International Ltd. (a)	1,084,000	537,920
Westpac Banking Corp.	212,356	2,511,717
TOTAL AUSTRALIA		94,602,172
Austria - 0.1%
Wolford AG (a)	37,212	1,006,244
Belgium - 1.1%
Exmar NV	17,400	959,223
Melexis NV	93,199	977,144
Mobistar SA (a)	24,491	1,621,044
Omega Pharma SA	60,100	2,966,324
Roularta Media Group NV	22,376	1,291,382
Telindus Group NV	582,193	4,794,998
TOTAL BELGIUM		12,610,115
Brazil - 0.3%
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	3,054,240
Canada - 0.5%
La Mancha Resources, Inc. (a)	334,000	251,270
Oilexco, Inc. (a)	1,388,800	2,988,127
Ontzinc Corp. (a)(d)	16,440,330	680,247
Uruguay Mineral Exploration, Inc. (a)	650,000	2,210,269
TOTAL CANADA		6,129,913
China - 0.7%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,000,891
Common Stocks - continued
	Shares	Value
China - continued
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	$ 2,041,500
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	32,298
PICC Property & Casualty Co. Ltd. (H Shares)	9,086,000	3,261,662
TOTAL CHINA		8,336,351
Czech Republic - 0.3%
Komercni Banka AS unit	84,634	2,898,715
Denmark - 0.5%
Coloplast AS Series B	5,950	572,467
DSV de Sammensluttede Vognmaend AS	28,767	1,404,811
SimCorp AS	76,089	3,125,159
TOTAL DENMARK		5,102,437
Egypt - 0.7%
Orascom Telecom SAE unit (a)	758,705	7,518,767
Estonia - 0.3%
Hansabank SA	356,528	2,949,260
Finland - 1.3%
Aldata Solutions Oyj (a)	2,861,146	5,366,554
Alma Media Corp.	133,020	1,105,162
Capman Oyj (A Shares)	496,937	955,988
Hackman Oyj AB (A Shares) (a)	24,120	1,073,025
Nokian Tyres Ltd.	54,388	5,153,001
Vacon Oyj	73,381	969,644
TOTAL FINLAND		14,623,374
France - 2.3%
Areva (investment certificates)	6,666	1,963,642
Bacou Dalloz	6,430	373,413
Eiffage SA	3,518	296,091
Galeries Lafayette SA	5,900	1,037,832
Generale de Sante	239,852	3,322,207
Groupe Bourbon SA	13,346	1,487,516
Groupe Open SA	52,500	621,134
Groupe Open SA warrants 10/21/06 (a)	14,809	9,971
Inter Parfums SA	8,645	592,476
Ipsos SA	16,003	1,623,958
JET Multimedia SA (a)	120,468	2,518,849
Maisons France Confort	10,498	560,429
Medidep SA (a)	46,000	1,048,088
Nexans SA	21,210	690,845
Common Stocks - continued
	Shares	Value
France - continued
Oeneo Group (a)	86,962	$ 274,990
Orpea (a)	25,207	600,091
Seche Environment SA	11,500	694,117
Stedim SA	34,238	2,383,515
Toupargel-Agrigel	47,000	1,277,136
U10 SA	6,478	280,398
Vivendi Universal SA (a)	137,732	3,426,772
TOTAL FRANCE		25,083,470
Germany - 5.6%
Advanced Photonics Technologies AG (a)	48,552	102,159
Articon-Integralis AG (Reg.) (a)	495,185	1,637,311
Bijou Brigitte Modische Accessoires AG	21,486	2,092,529
Bilfinger & Berger Bau AG	33,500	1,107,665
DAB Bank AG (a)	154,113	937,607
Data Modul AG (a)	30,470	454,281
Deutsche Boerse AG	42,300	2,058,789
ElringKlinger AG	36,242	2,388,377
Fielmann AG	19,100	1,089,684
Freenet.de AG (a)	660,819	12,315,304
Fresenius AG	43,586	3,409,510
Fresenius Medical Care AG	65,113	4,729,415
Gpc Biotech AG (a)	49,345	549,989
Grenkeleasing AG	100,818	3,939,602
Hochtief AG	51,400	1,189,047
Hyrican Informationssysteme AG	17,925	171,339
K&S AG	22,882	846,550
Kontron AG (a)	154,264	1,162,955
Merck KGaA	48,441	2,716,455
Parsytec AG (a)	188,871	674,454
PC-Spezialist Franchise AG	150,000	2,081,268
Pfleiderer AG (a)	1,475,959	11,889,949
PSI AG (a)	200,732	767,493
Pulsion Medical Systems AG (a)	156,865	716,705
Rational AG	17,800	1,080,792
Rheinmetall AG	9,254	359,721
United Internet AG	40,352	943,660
TOTAL GERMANY		61,412,610
Greece - 3.0%
Autohellas SA	55,096	219,932
Cosmote Mobile Telecommunications SA	148,300	2,389,334
Common Stocks - continued
	Shares	Value
Greece - continued
Folli Follie SA	370,658	$ 12,184,362
Greek Organization of Football Prognostics SA	311,042	5,968,742
Hellenic Exchanges Holding SA (a)	166,195	1,158,982
Hyatt Regency SA (Reg.)	213,182	2,173,588
Public Power Corp. of Greece	29,700	674,201
Sarantis SA (Reg.)	1,046,648	5,813,980
Technical Olympic SA (Reg.)	490,396	2,016,526
TOTAL GREECE		32,599,647
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	528,500	1,842,986
China Insurance International Holdings Co. Ltd.	13,106,000	5,418,862
China Merchants Holdings International Co. Ltd.	5,166,000	7,252,316
China Pharmaceutical Enterprise and Investment Corp. Ltd.	19,820,000	5,399,714
Kingboard Chemical Holdings Ltd.	3,623,800	6,713,365
TOTAL HONG KONG		26,627,243
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	1,821,776
OTP Bank Rt.	152,073	3,136,916
TOTAL HUNGARY		4,958,692
Ireland - 1.7%
DEPFA BANK PLC	275,300	3,740,379
Glanbia PLC	543,500	1,666,367
IAWS Group PLC (Ireland)	38,059	451,196
Independent News & Media PLC (Ireland)	846,964	1,934,860
Kenmare Resources PLC (a)	6,850,000	2,027,056
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	7,796
Kingspan Group PLC (Ireland)	190,299	1,098,269
Paddy Power PLC	137,311	1,642,704
Petroceltic International PLC (a)	21,067,934	6,522,179
TOTAL IRELAND		19,090,806
Italy - 1.8%
Amplifon Spa	38,350	1,318,750
Buzzi Unicem Spa	74,400	919,327
Cassa Di Risparmio Di Firenze	2,942,982	5,339,588
Lottomatica Spa New	383,300	9,613,555
Saipem Spa	79,800	758,945
Teleunit Spa (a)	6,765,900	1,909,762
TOTAL ITALY		19,859,927
Common Stocks - continued
	Shares	Value
Japan - 28.9%
10art-ni Corp. (a)	13	$ 32,735
Able, Inc.	275,600	7,658,654
Adtec Plasma Technology Co. Ltd. (a)	2	25,361
Ahresty Corp.	35,000	412,339
Amiyaki Tei Co. Ltd.	185	680,471
ARRK Corp.	140,600	5,335,959
Asahi Broadcasting Corp.	19,910	1,289,195
Asahi Denka Co. Ltd.	108,000	1,005,261
Asahi Glass Co. Ltd.	102,000	919,142
Asahi Intecc Co. Ltd. (a)	17,400	532,038
Casio Computer Co. Ltd.	160,000	2,171,321
Chiyoda Integre Co. Ltd.	65,800	1,724,961
Citizen Electronics Co. Ltd.	19,200	998,030
CMK Corp.	84,000	1,143,720
Culture Convenience Club Co. Ltd.	63,400	798,237
Cyber Agent Ltd. (a)	930	6,573,857
Daikin Industries Ltd.	30,000	740,591
Daikokutenbussan Co. Ltd.	7,500	308,242
Drake Beam Morin Japan, Inc.	85,200	2,229,705
Dwango Co. Ltd.	112	3,192,949
Eizo Nanao Corp.	132,200	3,358,649
Excel Co. Ltd.	38,300	553,515
Faith, Inc.	1,687	5,431,413
Faith, Inc. New	1,687	5,431,413
Fuji Seal, Inc.	81,300	3,677,674
Fuji Spinning Co. Ltd. (a)	2,524,000	2,905,454
Fujikura Ltd.	2,339,000	11,358,964
Fujitsu Business Systems Ltd.	29,800	372,785
Globaly Corp.	23,100	783,192
Heian Ceremony Service Co. Ltd.	156,000	1,304,735
Hikari Tsushin, Inc.	277,300	10,897,981
Hogy Medical Co.	138,900	6,433,158
HUNET, Inc.	406,000	905,508
Information Planning Co. Ltd.	111	369,351
Ishihara Chemical Co. Ltd.	53,000	881,784
Iwatani International Corp.	578,000	1,325,509
JACCS Co. Ltd.	226,000	1,256,064
Japan Medical Dynamic Marketing, Inc.	178,300	2,049,259
Jastec Co. Ltd.	54,500	999,865
KAGA ELECTRONICS Co. Ltd.	160,500	3,081,681
Kahma Co. Ltd.	77,000	979,163
Kawasho Corp. (a)	812,000	2,555,870
Common Stocks - continued
	Shares	Value
Japan - continued
Kibun Food Chemifa Co. Ltd.	256,000	$ 4,961,374
Kobe Steel Ltd.	7,068,000	9,788,857
Kubota Corp.	265,000	1,203,516
Kura Corp. Ltd.	1,054	3,630,397
Lawson, Inc.	42,000	1,631,728
Leopalace21 Corp.	82,000	1,633,437
livedoor Co. Ltd. (a)	30,110	158,680
livedoor Co. Ltd. (a)	270,990	1,389,130
Marktec Corp.	93,000	662,404
Matsui Securities Co. Ltd.	43,700	1,202,590
Mazda Motor Corp.	396,000	1,360,421
Meganesuper Co. Ltd.	19,600	363,110
Melco Holdings, Inc.	202,100	4,471,118
Mitsubishi Materials Corp.	1,179,000	2,428,086
Mitsubishi Plastics, Inc.	145,000	380,773
Mitsui & Associates Telepark Corp.	484	1,127,353
Mitsui Fudosan Co. Ltd.	246,000	2,738,864
Mitsui O.S.K. Lines Ltd.	296,000	1,541,292
Mitsui Trust Holdings, Inc.	768,000	5,387,292
Mobilephone Telecommunications International Ltd.	364	523,765
New Japan Radio Co. Ltd.	44,000	443,977
Nidec Corp.	46,700	4,346,823
Nihon Dempa Kogyo Co. Ltd.	510,100	12,271,392
Nihon Falcom Corp.	313	957,057
Nihon Trim Co. Ltd.	70,150	5,236,252
Nihon Unicom Corp.	5,300	79,599
Nippon Chemi-con Corp.	840,000	4,018,886
Nippon Chemical Industrial Co. Ltd.	222,000	710,751
Nippon Electric Glass Co. Ltd.	145,000	2,584,559
Nippon Light Metal Co. Ltd.	594,000	1,239,336
Nippon Mining Holdings, Inc.	542,500	2,283,286
Nippon Oil Corp.	105,000	646,837
Nippon Shinpan Co. Ltd.	195,000	668,151
Nippon Thompson Co. Ltd.	114,000	766,869
Nishi-Nippon Bank Ltd.	165,000	685,552
Nissin Co. Ltd.	372,400	1,651,092
Nissin Kogyo Co. Ltd.	378,400	10,549,395
Nitta Corp.	172,800	2,937,110
Nittoku Engineering Co. Ltd.	97,500	911,911
NOF Corp.	252,000	956,374
NOK Corp.	372,600	11,258,923
Okamoto Glass Co. Ltd.	25,700	318,953
Common Stocks - continued
	Shares	Value
Japan - continued
Opt, Inc.	68	$ 329,619
Organo Corp.	189,000	977,337
Osaki Electric Co. Ltd.	268,000	1,236,422
Pacific Metals Co. Ltd. (a)	846,000	3,454,148
Park24 Co. Ltd.	69,300	2,424,363
Pigeon Corp.	217,400	3,679,543
Pixela Corp.	30,300	483,950
Rakuten, Inc.	323	1,940,411
Reins International, Inc.	1,271	6,526,741
Rohto Pharmaceutical Co. Ltd.	611,000	6,670,749
Sekisui Chemical Co. Ltd.	136,000	980,907
Shin Nippon Biomedical Laboratories Ltd.	25,000	658,753
Shinko Electric Industries Co.Ltd.	67,000	2,000,450
Showa Denko KK	4,739,000	10,612,087
Siix Corp.	1,600	30,073
SMBC Friend Securities Co. Ltd.	379,000	2,351,814
Soken Chemical & Engineer Co. Ltd.	66,200	1,530,051
Stanley Electric Co. Ltd.	195,700	2,988,431
Sumitomo Corp.	236,000	1,651,225
Sumitomo Light Metal Industries Ltd.	1,819,000	2,764,612
Sumitomo Metal Mining Co. Ltd.	528,000	3,157,696
Sumitomo Rubber Industries Ltd.	125,000	1,088,178
Suncall Corp.	206,000	1,483,933
Sunx Ltd.	98,400	1,536,242
Takara Co. Ltd.	228,600	1,075,208
Techno Medica Co. Ltd.	11	45,506
Telewave, Inc.	240	2,067,719
Teraoka Seisakusho Co. Ltd.	58,000	552,903
Toho Titanium Co. Ltd.	61,000	1,070,291
Tokyo Seimitsu Co. Ltd.	101,500	3,048,788
Tokyo Steel Manufacturing Co. Ltd.	315,600	4,825,037
Toppan Printing Co. Ltd.	163,000	1,633,005
Toray Industries, Inc.	339,000	1,609,713
Toyo Ink Manufacturing Co. Ltd.	2,749,000	9,765,322
Toyo Machinery & Metal Co. Ltd.	220,000	1,216,781
Toyo Radiator Co. Ltd.	202,000	1,048,195
Toyo Suisan Kaisha Ltd.	65,000	800,845
Trancom Co. Ltd.	64,900	1,406,619
Trend Micro, Inc.	27,500	1,127,749
TV Tokyo Corp. (a)	1,000	26,080
UFJ Holdings, Inc. (a)	731	2,938,594
Ulvac Ltd.	2,900	73,938
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	68,480	$ 5,542,695
Wintest Corp.	70	382,751
Works Applications Co. Ltd. (a)	389	1,423,832
Zakkaya Bulldog Co. Ltd. (a)	1,900	56,387
TOTAL JAPAN		319,088,720
Korea (South) - 0.2%
SKC Co. Ltd. (a)	353,470	1,990,825
Luxembourg - 1.3%
Millicom International Cellular SA unit (a)	279,100	4,799,906
Orco Property Group	11,430	368,309
Stolt-Nielsen SA (a)	657,990	9,098,106
TOTAL LUXEMBOURG		14,266,321
Netherlands - 1.2%
Completel Europe NV (a)	76,809	1,870,114
Exact Holdings NV	36,111	924,805
Fugro NV (Certificaten Van Aandelen)	24,365	1,618,563
Hunter Douglas NV	25,287	1,185,749
New Skies Satellites NV	80,631	619,489
PinkRoccade NV	137,626	1,476,034
Royal P & O Nedlloyd NV	19,760	681,392
Univar NV	219,752	3,685,853
Wolters Kluwer NV (Certificaten Van Aandelen)	46,025	773,627
TOTAL NETHERLANDS		12,835,626
New Zealand - 0.1%
The Warehouse Group Ltd.	344,626	972,710
Norway - 2.6%
ABG Sundal Collier ASA	3,358,000	2,010,434
Bolig- og Naeringsbanken ASA	29,040	1,055,594
Catch Communications ASA	633,000	1,633,211
Komplett ASA (a)	123,700	881,657
Kverneland ASA (a)	49,409	690,227
Mamut ASA	1,888,000	2,572,882
Nordic VLSI ASA (a)	591,000	3,201,334
Norsk Hydro ASA	101,680	6,420,949
Orkla ASA (A Shares)	47,772	1,147,449
P4 Radio Hele Norge ASA (a)	141,400	211,640
Statoil ASA	215,500	2,695,593
TANDBERG Data ASA (a)	165,800	321,428
Common Stocks - continued
	Shares	Value
Norway - continued
TANDBERG Television ASA (a)	728,629	$ 5,037,420
Visma ASA	86,962	774,764
TOTAL NORWAY		28,654,582
Poland - 0.4%
Polski Koncern Naftowy Orlen SA unit	299,300	4,863,625
Portugal - 0.5%
Impresa SGPS (a)	153,000	761,593
Media Capital SGPS SA	1,116,976	5,170,535
TOTAL PORTUGAL		5,932,128
Russia - 1.5%
Mobile TeleSystems OJSC sponsored ADR	24,500	2,867,725
OAO Gazprom sponsored ADR	240,900	7,106,550
Sberbank RF unit (a)	89,800	3,412,400
Vimpel Communications sponsored ADR (a)	27,600	2,413,620
YUKOS Corp. sponsored ADR	43,684	688,023
TOTAL RUSSIA		16,488,318
Singapore - 1.0%
Neptune Orient Lines Ltd.	3,048,000	4,310,070
Singapore Exchange Ltd.	2,698,000	2,731,834
Singapore Petroleum Co. Ltd.	1,501,000	2,559,242
Venture Corp. Ltd.	124,000	1,168,960
TOTAL SINGAPORE		10,770,106
South Africa - 2.7%
African Bank Investments Ltd.	1,208,151	2,238,711
Discovery Holdings Ltd. (a)	2,442,719	5,209,230
MTN Group Ltd.	594,602	2,555,038
Steinhoff International Holdings Ltd.	14,913,132	19,177,127
Wilson Bayly Holmes-Ovcon Ltd.	333,456	1,033,377
TOTAL SOUTH AFRICA		30,213,483
Spain - 0.2%
Antena 3 Television SA (a)	36,758	1,940,204
Sweden - 2.2%
Eniro AB	153,028	1,181,295
Finnveden Invest AB Series B (a)	368,884	3,111,921
Hexagon AB (B Shares)	80,143	2,704,359
Lindex AB	31,898	789,616
Lundin Petroleum AB (a)	274,208	1,379,007
Common Stocks - continued
	Shares	Value
Sweden - continued
Modern Times Group AB (MTG) (B Shares) (a)	105,200	$ 1,774,943
Observer AB	297,314	999,388
OMHEX AB (a)	218,285	2,353,374
Sectra AB (B Shares)	123,890	968,471
Skandia Foersaekrings AB	967,431	3,768,688
Song Networks Holding AB (a)	236,274	1,320,603
Teleca AB (B Shares) (a)	345,053	1,654,370
VBG AB Class B	6,710	92,667
Wedins Norden AB Series B (a)(d)	13,444,790	1,821,740
TOTAL SWEDEN		23,920,442
Switzerland - 1.4%
A Hiestand Holding AG	1,812	1,004,309
Actelion Ltd. (Reg.) (a)	18,108	1,728,105
Amazys Holding AG (a)	13,185	463,173
Barry Callebaut AG	5,721	1,098,646
Escor Casino & Entertainment SA	19,770	447,564
Geberit AG (Reg.)	1,663	1,116,456
Micronas Semiconductor Holding AG (a)	15,752	654,181
Roche Holding AG (participation certificate)	36,720	3,626,136
Sika AG (Bearer)	2,443	1,275,852
Sulzer AG (Reg.)	6,099	1,585,454
Swissquote Group Holding SA (a)	18,811	1,541,885
Temenos Group AG (a)	63,126	514,962
TOTAL SWITZERLAND		15,056,723
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,264,070
Turkey - 0.6%
Beko Elektronik AS (a)	1,682,914,740	6,704,480
United Kingdom - 16.6%
AeroBox PLC (a)	3,640,000	1,508,012
AFA Systems PLC (a)	1,126,100	307,603
Air Partner PLC	45,000	317,546
Alba PLC	402,700	5,195,691
Amlin PLC	157,014	437,473
Antofagasta PLC	98,800	1,799,197
Atrium Underwriting PLC	257,060	919,854
BETonSPORTS PLC	2,407,121	6,421,809
BG Group PLC	441,600	2,756,312
BHP Billiton PLC	193,400	1,764,477
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Biocompatibles International PLC	79,010	$ 261,864
Caffe Nero Group PLC (a)	282,978	474,092
Carnival PLC	21,471	1,051,784
Carphone Warehouse Group PLC	1,141,149	2,815,811
Chaucer Holdings PLC	1,612,100	1,350,429
Cobra Biomanufacturing PLC (a)	429,000	199,214
Corac Group PLC (a)(d)	4,375,904	1,992,185
Corin Group PLC	1,239,214	6,081,727
CSS Stellar PLC (a)	380,308	349,743
CustomVis PLC	375,215	211,818
Diagonal PLC	286,590	273,995
Domino's Pizza UK & IRL PLC	344,636	1,408,961
Domnick Hunter Group PLC	146,989	1,007,794
Edinburgh Oil & Gas PLC (a)	245,381	714,962
Entertainment Rights PLC (a)	4,002,089	801,680
Flomerics Group PLC	449,658	491,310
Future Network PLC	1,717,169	1,899,683
Galliford Try PLC	693,964	644,509
Games Workshop Group PLC	198,158	2,502,534
GMA Resources PLC (a)	4,188,536	1,449,231
Goldshield Group PLC	575,700	2,725,784
GTL Resources PLC (a)	13,669,072	1,617,984
Healthcare Enterprise Group PLC (a)	24,480,027	764,536
Hereward Ventures PLC (a)	1,818,182	157,273
Highbury House Communications PLC	713,914	185,260
Holidaybreak PLC	137,426	1,206,251
Hornby PLC	94,288	2,077,608
Hunting PLC	530,400	1,250,821
Icap PLC	443,350	1,715,645
Ideal Shopping Direct PLC (a)	273,686	431,112
Inchcape PLC	30,122	891,372
International Energy Group Ltd.	1,052,500	3,507,479
Intertek Group PLC	89,410	906,908
ITE Group PLC	2,583,348	3,022,581
ITM Power PLC	2,700,000	2,409,249
John David Group PLC	189,883	674,284
Jubilee Platinum PLC	5,174,522	2,025,959
Kesa Electricals PLC	1,078,201	5,517,317
Lambert Howarth Group PLC (d)	1,320,284	6,419,489
Landround PLC	74,400	277,747
Lastminute.com PLC (a)	2,006,726	4,787,196
Lawrence PLC	1,073,124	7,123,104
Common Stocks - continued
	Shares	Value
United Kingdom - continued
London Clubs International PLC (a)	1,172,500	$ 2,642,287
LTG Technologies PLC (a)	1,535,537	321,573
Man Group PLC	61,169	1,457,005
Manganese Bronze Holdings PLC	239,797	681,224
Manpower Software PLC (a)	258,824	153,183
Marlborough Stirling PLC	408,469	357,044
Matalan PLC	888,363	3,389,193
Matchnet PLC (a)	550,000	5,257,275
Matchnet PLC unit (a)	527,733	5,044,432
Meridian Petroleum PLC	2,800,000	2,167,050
Mothercare PLC	160,162	934,780
N Brown Group PLC	439,410	850,199
NDS Group PLC sponsored ADR (a)	105,154	2,381,738
NETeller PLC	569,704	1,857,052
Ocean Wilsons Holdings Ltd.	170,311	503,985
Oystertec PLC (a)	7,009,687	3,255,073
Peacock Group PLC	835,318	3,704,014
Phytopharm PLC (a)	528,100	1,442,545
Pilat Media Global PLC (a)(d)	2,880,000	1,888,065
PlusNet Technologies Ltd. (a)	1,065,555	2,027,748
Premier Farnell PLC	120,300	458,409
Premier Oil PLC (a)	159,291	1,725,957
Proteome Sciences PLC (a)	645,184	731,383
Provident Financial PLC	434,894	4,474,595
Psion PLC (a)	958,928	1,065,216
QA PLC (a)	13,554,656	833,075
Regal Petroleum PLC (a)	317,416	2,150,273
Robert Walters PLC	139,228	287,769
Royalblue Group PLC	210,803	1,702,520
Sanctuary Group PLC	3,046,215	2,551,763
SCI Entertainment Group PLC (a)	401,531	694,648
Shore Capital Group PLC	4,601,178	2,450,850
Sibir Energy PLC (a)	1,162,800	296,452
Sinclair Pharma PLC	734,198	1,484,083
SkyePharma PLC (a)	124,100	125,991
Sterling Energy PLC (a)	4,035,800	1,139,156
SurfControl PLC (a)	177,031	1,761,819
Ted Baker PLC	110,814	815,263
Teesland PLC	1,900,000	2,300,897
Tikit Group PLC (d)	822,761	1,985,233
ukbetting PLC (a)	2,517,419	2,406,782
Unibet Group PLC unit	38,400	772,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Urbium PLC	212,455	$ 2,098,885
William Hill PLC	368,786	3,465,341
William Ransom & Son PLC (d)	2,684,500	2,566,520
Windsor PLC	700,000	522,641
Wolfson Microelectronics PLC	685,250	2,620,536
Xstrata PLC	133,500	1,886,535
TOTAL UNITED KINGDOM		182,797,279
United States of America - 1.4%
Golden Telecom, Inc.	88,900	2,243,836
Marathon Oil Corp.	39,900	1,503,033
NTL, Inc. (a)	69,000	3,596,280
Private Media Group, Inc. (a)	202,400	501,952
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,147,819
Solar Integrated Technologies, Inc.	876,373	2,880,634
Valero Energy Corp.	20,700	1,550,844
TOTAL UNITED STATES OF AMERICA		15,424,398
TOTAL COMMON STOCKS (Cost $947,433,597)		1,041,648,023
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
Fresenius AG	49,105	3,636,950
Fresenius Medical Care AG	68,266	3,526,962
Rheinmetall AG	44,737	1,742,781
TOTAL GERMANY		8,906,693
Italy - 0.4%
Buzzi Unicem Spa (Risp)	558,000	4,466,257
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,786,631)		13,372,950
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b)	46,499,706	$ 46,499,706
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	87,930,868	87,930,868
TOTAL MONEY MARKET FUNDS (Cost $134,430,574)		134,430,574
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,093,650,802)		1,189,451,547
NET OTHER ASSETS - (7.9)%		(87,318,365)
NET ASSETS - 100%		$ 1,102,133,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Articon-Integralis AG (Reg.)	$ -	$ 3,216,353	$ 382,484	$ -	$ -
Corac Group PLC	-	2,299,076	-	-	1,992,185
Lambert Howarth Group PLC	4,376,721	1,140,404	-	228,933	6,419,489
Online Travel Corp. PLC	2,164,843	-	-	-	-
Ontzinc Corp.	-	1,707,136	-	-	680,247
Pilat Media Global PLC	-	2,810,095	-	-	1,888,065
Tikit Group PLC	-	2,069,038	-	15,301	1,985,233
Wedins Norden AB Series B	956,215	2,235,131	-	-	1,821,740
William Ransom & Son PLC	-	2,458,423	-	-	2,566,520
Totals	$ 7,497,779	$ 17,935,656	$ 382,484	$ 244,234	$ 17,353,479
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,094,973,681. Net unrealized appreciation aggregated $94,477,866, of which $151,843,212 related to appreciated investment securities and $57,365,346 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2004

EMF-QTLY-0904

1.804872.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 0.9%
Bank Austria Creditanstalt AG	81,574	$ 4,806,925
Bermuda - 1.0%
Central European Media Enterprises Ltd. Class A (a)	146,700	3,378,501
Skyworth Digital Holdings Ltd.	7,710,000	2,149,918
TOTAL BERMUDA		5,528,419
Brazil - 9.8%
Banco Bradesco SA (PN)	92,400	4,282,797
Caemi Mineracao E Metalurgia SA (PN) (a)	3,837,000	1,680,069
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	355,214,900	4,841,448
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	172,300	7,598,430
Gerdau SA sponsored ADR	498,340	7,086,395
Natura Cosmeticos SA	108,000	1,845,333
Petroleo Brasileiro SA Petrobras:
(PN)	165,300	4,242,020
sponsored:
ADR	66,800	1,889,104
ADR (non-vtg.)	319,500	8,195,175
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	251,500	3,584,341
Votorantim Celulose e Papel SA sponsored ADR	184,600	6,601,296
TOTAL BRAZIL		51,846,408
China - 1.0%
China Telecom Corp. Ltd. (H Shares)	15,685,200	5,228,434
Czech Republic - 0.8%
Philip Morris CR AS	7,520	4,372,584
Egypt - 0.5%
Orascom Telecom SAE unit (a)	268,922	2,665,017
Hong Kong - 1.6%
China Mobile (Hong Kong) Ltd.	1,031,500	2,995,476
China Overseas Land & Investment Ltd.	15,652,000	3,090,286
Denway Motors Ltd.	5,972,000	2,239,514
TOTAL HONG KONG		8,325,276
Hungary - 1.5%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	67,200	2,769,759
OTP Bank Rt.	252,700	5,212,619
TOTAL HUNGARY		7,982,378
India - 3.7%
Bank of India	1,630,300	1,686,032
ICICI Bank Ltd.	576,400	3,325,504
ITC Ltd.	100	2,238
Larsen & Toubro Ltd.	110,586	1,847,751
Oil & Natural Gas Corp. Ltd.	249,418	3,856,525

	Shares	Value
State Bank of India	554,601	$ 5,576,871
Wipro Ltd.	277,392	3,271,688
TOTAL INDIA		19,566,609
Indonesia - 3.0%
PT Astra International Tbk	4,398,000	2,669,675
PT Hanjaya Mandala Sampoerna Tbk	6,442,500	3,840,264
PT Indosat Tbk	8,353,600	3,768,840
PT Telkomunikasi Indonesia Tbk	6,629,600	5,619,519
TOTAL INDONESIA		15,898,298
Israel - 4.4%
Bank Hapoalim BM (Reg.)	1,073,175	2,925,977
ECtel Ltd. (a)	122,700	317,793
M-Systems Flash Disk Pioneers Ltd. (a)	348,500	4,843,802
RADWARE Ltd. (a)	124,900	2,233,212
Teva Pharmaceutical Industries Ltd. sponsored ADR	434,100	12,849,360
TOTAL ISRAEL		23,170,144
Korea (South) - 20.5%
Amorepacific Corp.	9,650	1,720,702
Asiana Airlines (a)	943,600	1,747,257
Daegu Bank Co. Ltd.	323,190	1,717,769
Daelim Industrial Co.	124,380	3,497,353
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	375,110	4,421,569
Hanjin Shipping Co. Ltd.	189,330	2,726,741
Hansol Paper Co. Ltd.	216,540	1,447,931
Hyundai Motor Co. Ltd.	138,280	5,144,749
Industrial Bank of Korea	294,700	1,558,764
Interflex Co. Ltd.	91,486	1,870,502
Kia Motors Corp.	511,190	3,987,850
Kumho Electric Co. Ltd.	41,600	1,326,635
LG Corp.	196,460	2,863,111
LG Electronics, Inc.	192,040	8,017,441
LG Petrochemical Co. Ltd.	170,530	3,588,950
NCsoft Corp. (a)	22,900	1,678,482
Nong Shim Co. Ltd.	9,300	1,837,676
POSCO	39,810	5,443,371
Samsung Electro-Mechanics Co. Ltd. (a)	84,740	2,044,947
Samsung Electronics Co. Ltd.	116,945	41,805,435
Samsung SDI Co. Ltd.	64,020	6,009,591
Shinhan Financial Group Co. Ltd.	278,630	4,072,559
TOTAL KOREA (SOUTH)		108,529,385
Luxembourg - 0.3%
Millicom International Cellular SA (a)	77,300	1,304,051
Malaysia - 4.7%
Commerce Asset Holding BHD	3,286,100	4,047,092
Genting BHD	87,700	346,184
IOI Corp. BHD	1,456,100	3,046,314
Malakoff BHD	2,360,800	3,945,021
Malayan Banking BHD	1,756,200	4,945,089
Common Stocks - continued
	Shares	Value
Malaysia - continued
Maxis Communications BHD	1,496,100	$ 3,464,653
Public Bank BHD (For. Reg.)	1,077,800	1,985,421
Telekom Malaysia BHD	1,165,700	3,159,661
TOTAL MALAYSIA		24,939,435
Mexico - 8.3%
America Movil SA de CV sponsored ADR	445,000	15,899,850
Cemex SA de CV sponsored ADR	382,600	10,781,668
Consorcio ARA SA de CV (a)	517,700	1,406,128
Corporacion Geo SA de CV Series B (a)	1,920,500	2,624,967
Fomento Economico Mexicano SA de CV sponsored ADR	99,500	4,372,030
Grupo Modelo SA de CV Series C	877,600	2,172,201
Wal-Mart de Mexico SA de CV Series V	2,152,200	6,545,189
TOTAL MEXICO		43,802,033
Philippines - 1.4%
Philippine Long Distance Telephone Co. (a)	333,870	7,453,786
Poland - 0.6%
KGHM Polska Miedz SA (Bearer) (a)	415,100	3,276,054
Russia - 3.9%
JSC MMC 'Norilsk Nickel' sponsored ADR	66,908	3,425,690
Lukoil Oil Co. sponsored ADR	87,900	9,581,100
Mobile TeleSystems OJSC sponsored ADR	22,500	2,633,625
OAO Gazprom sponsored ADR	90,700	2,675,650
YUKOS Corp. sponsored ADR	152,068	2,395,071
TOTAL RUSSIA		20,711,136
South Africa - 7.9%
ABSA Group Ltd.	606,395	4,946,981
African Bank Investments Ltd.	2,272,800	4,211,511
Edgars Consolidated Stores Ltd.	104,839	2,669,500
Harmony Gold Mining Co. Ltd.	318,353	3,508,947
Impala Platinum Holdings Ltd.	59,166	4,686,893
Massmart Holdings Ltd.	413,955	2,135,868
MTN Group Ltd.	1,582,500	6,800,091
Sanlam Ltd.	3,162,500	4,420,357
Sasol Ltd.	316,128	5,239,258
Telkom SA Ltd.	248,914	3,190,899
TOTAL SOUTH AFRICA		41,810,305

	Shares	Value
Taiwan - 7.9%
Asia Optical Co., Inc.	385,971	$ 1,737,381
AU Optronics Corp.	1,530,550	1,783,165
Chinatrust Financial Holding Co.	3,151,000	3,216,820
Delta Electronics, Inc.	2,358,800	2,907,729
Far Eastern Textile Ltd.	4,008,000	2,134,298
Far EasTone Telecommunications Co. Ltd.	2,245,000	2,219,241
Hon Hai Precision Industries Co. Ltd.	1,786,000	6,436,746
Polaris Securities Co. Ltd. (a)	5,381,000	2,374,669
Quanta Computer, Inc.	2,486,969	4,024,222
Taiwan Cellular Co. Ltd.	2,597,000	2,337,988
Taiwan Semiconductor Manufacturing Co. Ltd.	6,681,699	8,433,212
United Microelectronics Corp. (a)	6,317,840	4,033,455
TOTAL TAIWAN		41,638,926
Thailand - 3.1%
Shin Corp. PCL (For. Reg.)	6,415,900	5,786,037
Siam Cement PCL (For. Reg.)	981,300	5,796,809
Siam Commercial Bank PCL (For. Reg.)	4,460,000	4,912,965
TOTAL THAILAND		16,495,811
Turkey - 3.3%
Dogan Yayin Holding AS (a)	1,234,080,332	4,202,044
Enka Insaat ve Sanayi AS	101,576,691	2,127,092
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770,000	5
Tofas Turk Otomobil Fabrikasi AS (a)	1,228,141,453	2,571,820
Turkcell Iletisim Hizmet AS sponsored ADR	64,800	1,931,688
Turkiye Garanti Bankasi AS	789,122,179	2,445,135
Turkiye Is Bankasi AS Series C unit	1,078,851,828	4,151,044
TOTAL TURKEY		17,428,828
United Kingdom - 3.5%
Anglo American PLC (South Africa)	880,116	18,726,770
United States of America - 1.6%
Central European Distribution Corp. (a)	84,500	2,037,295
NII Holdings, Inc. (a)	73,900	2,809,678
Zoran Corp. (a)	201,300	3,560,997
TOTAL UNITED STATES OF AMERICA		8,407,970
TOTAL COMMON STOCKS (Cost $491,154,606)		503,914,982
Nonconvertible Preferred Stocks - 0.5%

Korea (South) - 0.5%
Samsung Electronics Co. Ltd. (Cost $3,528,399)	11,000	2,715,816
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b)	15,185,693	$ 15,185,693
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	9,223,768	9,223,768
TOTAL MONEY MARKET FUNDS (Cost $24,409,461)		24,409,461
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $519,092,466)		531,040,259
NET OTHER ASSETS - (0.3)%		(1,683,319)
NET ASSETS - 100%		$ 529,356,940
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $519,692,065. Net unrealized appreciation aggregated $11,348,194, of which $57,912,978 related to appreciated investment securities and $46,564,784 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth
& Income Fund

July 31, 2004

IGI-QTLY-0904

1.804822.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
Australia - 1.0%
CSL Ltd.	116,300	$ 2,080,922
News Corp. Ltd. ADR	234,300	7,942,770
Pacific Brands Ltd.	2,969,390	6,044,654
Publishing & Broadcasting Ltd.	451,648	4,279,963
TOTAL AUSTRALIA		20,348,309
Austria - 0.2%
Bank Austria Creditanstalt AG	62,275	3,669,690
Belgium - 0.6%
Delhaize Group	106,870	5,107,682
Fortis	329,700	7,103,753
TOTAL BELGIUM		12,211,435
Brazil - 1.8%
Banco Bradesco SA sponsored ADR	137,500	6,337,375
Banco Itau Holding Financeira SA (PN)	102,307,000	9,481,291
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	74,600	2,133,560
Natura Cosmeticos SA	30,000	512,593
Tele Norte Leste Participacoes SA ADR	533,300	6,964,898
Telebras sponsored ADR	215,500	6,219,330
Uniao de Bancos Brasileiros SA (Unibanco) GDR	245,000	5,318,950
TOTAL BRAZIL		36,967,997
Canada - 0.3%
Abitibi-Consolidated, Inc.	306,000	2,002,784
Celestica, Inc. (sub. vtg.) (a)	205,600	3,504,906
TOTAL CANADA		5,507,690
Cayman Islands - 0.1%
Nam Tai Electronic & Electrical Products Ltd.	2,688,000	964,929
Semiconductor Manufacturing International Corp. sponsored ADR	15,900	172,356
TOTAL CAYMAN ISLANDS		1,137,285
China - 0.2%
China Telecom Corp. Ltd.:
(H Shares)	5,406,000	1,802,012
sponsored ADR	81,880	2,726,604
TOTAL CHINA		4,528,616
Denmark - 1.7%
Danske Bank AS	812,100	18,680,060
GN Store Nordic AS	1,206,400	10,046,506
TDC AS	187,700	6,100,660
TOTAL DENMARK		34,827,226

	Shares	Value
Finland - 0.7%
Nokia Corp. sponsored ADR	449,100	$ 5,218,542
UPM-Kymmene Corp.	407,400	7,923,930
TOTAL FINLAND		13,142,472
France - 12.0%
Accor SA	281,600	11,945,164
Alcatel SA sponsored ADR (a)	962,800	12,458,632
Assurances Generales France SA (Bearer)	170,665	10,054,754
Autoroutes du Sud de la France	119,659	4,734,827
AXA SA	460,400	9,438,200
Bacou Dalloz	26,183	1,520,539
BNP Paribas SA	334,727	19,470,967
Business Objects SA sponsored ADR (a)	201,500	4,291,950
CNP Assurances	202,900	11,417,179
Credit Agricole SA	471,308	11,106,873
Dassault Systemes SA sponsored ADR	111,400	5,063,130
Eiffage SA	73,862	6,216,558
Elior SA	287,612	2,680,030
France Telecom SA sponsored ADR	698,107	17,264,186
Medidep SA (a)	131,420	2,994,343
NRJ Group	282,100	5,766,110
Orpea (a)	135,135	3,217,095
Pernod-Ricard	33,500	4,007,733
Peugeot Citroen SA	145,100	8,365,404
Sanofi-Synthelabo SA sponsored ADR	308,000	10,179,400
Snecma	357,727	7,135,576
Suez SA (France)	257,245	5,078,682
Total SA:
Series B	223,744	43,562,957
sponsored ADR	68,400	6,658,740
Vivendi Universal SA (a)	75,000	1,866,000
Vivendi Universal SA sponsored ADR (a)	662,000	16,470,560
TOTAL FRANCE		242,965,589
Germany - 8.2%
Adidas-Salomon AG	85,854	10,197,752
Allianz AG (Reg.)	282,930	27,316,525
AWD Holding AG	44,400	1,554,018
BASF AG sponsored ADR	157,900	8,411,333
Celesio AG	131,900	8,405,268
DAB Bank AG (a)	700,890	4,264,138
Deutsche Telekom AG sponsored ADR (a)	1,353,200	22,557,844
E.ON AG	128,000	9,107,200
Fielmann AG	87,559	4,995,373
Freenet.de AG (a)	157,707	2,939,095
Fresenius AG	58,637	4,586,873
HeidelbergCement AG	158,160	7,161,564
Hochtief AG	294,207	6,805,954
Hypo Real Estate Holding AG (a)	477,068	14,787,478
RWE AG	255,519	12,503,987
Siemens AG sponsored ADR	164,000	11,519,360
Common Stocks - continued
	Shares	Value
Germany - continued
T-Online International AG (a)	534,693	$ 6,004,575
United Internet AG	133,282	3,116,894
TOTAL GERMANY		166,235,231
Greece - 0.8%
Cosmote Mobile Telecommunications SA	135,300	2,179,885
EFG Eurobank Ergasias SA	228,750	4,934,174
Greek Organization of Football Prognostics SA	268,230	5,147,201
Public Power Corp. of Greece	128,550	2,918,132
TOTAL GREECE		15,179,392
Hong Kong - 1.5%
Cheung Kong Holdings Ltd.	594,000	4,397,913
Hong Kong Land Holdings Ltd.	2,186,000	3,978,520
Hutchison Whampoa Ltd.	1,851,000	12,518,061
PCCW Ltd. (a)	8,035,000	5,511,221
Sino Land Co.	7,398,000	4,647,491
TOTAL HONG KONG		31,053,206
India - 1.3%
Infosys Technologies Ltd.	334,524	11,208,520
Satyam Computer Services Ltd.	1,419,500	10,383,337
State Bank of India	471,022	4,736,430
TOTAL INDIA		26,328,287
Ireland - 1.2%
Allied Irish Banks PLC	556,082	8,549,761
C&C Group PLC	1,567,514	4,900,221
Independent News & Media PLC (Ireland)	2,833,642	6,473,356
Jurys Doyle Hotel Group PLC (Ireland)	341,800	4,438,403
TOTAL IRELAND		24,361,741
Italy - 2.7%
Assicurazioni Generali Spa	200,000	5,283,126
Banco Popolare di Verona e Novara	470,900	7,847,346
Buzzi Unicem Spa	407,172	5,031,242
Cassa Di Risparmio Di Firenze	2,248,700	4,079,920
Davide Campari-Milano Spa	142,700	6,897,329
ENI Spa sponsored ADR	160,000	16,435,200
Fiat Spa (a)	1,019,500	8,017,930
Telecom Italia Spa	502,587	1,489,564
TOTAL ITALY		55,081,657
Japan - 15.3%
Aisin Seiki Co. Ltd.	257,500	5,638,855
Anritsu Corp.	363,000	2,118,683
C&S Co. Ltd.	199,100	4,789,716
Canon Sales Co., Inc.	79,000	1,072,800
Canon, Inc.	229,000	11,221,000
Daiwa Securities Group, Inc.	1,394,000	9,164,207
Diamond Lease Co. Ltd.	3,700	138,756
Don Quijote Co. Ltd.	26,500	1,479,968

	Shares	Value
East Japan Railway Co.	2,065	$ 11,272,584
FamilyMart Co. Ltd.	183,000	5,348,712
Fuji Photo Film Co. Ltd.	169,000	5,076,307
Fujitsu Ltd.	313,000	1,942,264
Fukuoka City Bank Ltd.	407,000	1,185,917
Hitachi Information Systems Co. Ltd.	147,300	3,907,865
Honda Motor Co. Ltd.	200,100	9,712,854
Ito Yokado Ltd.	110,000	4,283,466
JAFCO Co. Ltd.	116,400	7,107,837
KDDI Corp.	2,562	13,110,104
Matsushita Electric Industrial Co. Ltd.	939,000	12,638,940
Millea Holdings, Inc.	557	8,215,117
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,304	11,814,240
Mizuho Financial Group, Inc.	2,704	10,262,044
Nichicon Corp.	385,000	4,525,338
Nikko Cordial Corp.	2,172,000	9,864,292
Nippon Chemi-con Corp.	1,053,000	5,037,960
Nishi-Nippon Bank Ltd.	523,000	2,172,993
Nishimatsuya Chain Co. Ltd.	59,100	2,046,270
Nitto Denko Corp.	166,400	6,973,551
Nomura Holdings, Inc.	719,000	9,922,200
Nomura Holdings, Inc. sponsored ADR	300,000	4,140,000
Ricoh Co. Ltd.	610,000	11,904,312
Sanken Electric Co. Ltd.	555,000	6,239,039
SFCG Co. Ltd.	19,970	4,064,221
Shinko Electric Industries Co.Ltd.	94,700	2,827,501
Skylark Co. Ltd.	245,000	4,560,906
Sumitomo Electric Industries Ltd.	982,000	9,361,212
Sumitomo Forestry Co. Ltd.	448,000	4,524,520
Sumitomo Heavy Industries Ltd. (a)	1,190,000	3,274,787
Sumitomo Mitsui Financial Group, Inc.	2,467	14,886,973
Sumitomo Osaka Cement Co. Ltd.	3,420,000	8,611,898
Takeda Pharamaceut Industries Ltd.	90,300	4,230,973
Toyo Ink Manufacturing Co. Ltd.	829,000	2,944,872
Toyota Motor Corp.	155,200	6,208,000
Toys R Us Japan Ltd.	49,500	961,554
UFJ Holdings, Inc. (a)	2,332	9,374,558
UMC Japan (a)	4,038	2,324,133
UNY Co. Ltd.	333,000	3,833,266
Yamanouchi Pharmaceutical Co. Ltd.	249,300	8,564,468
Yamato Transport Co. Ltd.	708,000	11,289,033
York-Benimaru Co. Ltd.	77,000	2,025,496
TOTAL JAPAN		308,196,562
Korea (South) - 1.6%
Kia Motors Corp.	245,580	1,915,797
Kookmin Bank (a)	106,050	2,922,851
LG Electronics, Inc.	215,470	8,995,615
LG Petrochemical Co. Ltd.	163,540	3,441,839
S-Oil Corp.	75,420	3,336,194
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electro-Mechanics Co. Ltd. (a)	203,170	$ 4,902,900
Shinhan Financial Group Co. Ltd.	409,370	5,983,503
TOTAL KOREA (SOUTH)		31,498,699
Luxembourg - 0.4%
Millicom International Cellular SA (a)	184,800	3,117,576
Oriflame Cosmetics SA unit	65,450	2,174,447
RTL Group	53,800	3,006,625
TOTAL LUXEMBOURG		8,298,648
Netherlands - 5.6%
Aegon NV	579,848	6,588,353
ASML Holding NV (NY Shares) (a)	538,600	7,653,506
EADS NV	394,000	10,848,323
ING Groep NV (Certificaten Van Aandelen)	530,444	12,258,561
Koninklijke Ahold NV sponsored ADR	1,244,400	9,407,664
Koninklijke KPN NV	1,176,500	8,685,428
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	103,400	3,221,209
Koninklijke Philips Electronics NV (NY Shares)	286,500	6,941,895
Koninklijke Wessanen NV	247,632	3,429,969
Unilever NV (NY Shares)	267,000	16,375,110
Versatel Telecom International NV (a)	1,238,741	2,070,266
VNU NV	269,775	7,119,789
Vopak NV	377,284	6,509,553
Wolters Kluwer NV (Certificaten Van Aandelen)	651,756	10,955,271
TOTAL NETHERLANDS		112,064,897
New Zealand - 0.1%
The Warehouse Group Ltd.	443,341	1,251,334
Norway - 0.5%
Norske Skogindustrier AS (A Shares)	246,375	4,390,021
TANDBERG Television ASA (a)	830,400	5,741,020
TOTAL NORWAY		10,131,041
Poland - 0.2%
Bank Polska Kasa Opieki	110,000	3,433,246
Portugal - 0.6%
Banco Comercial Portugues SA (Reg.)	115,012	237,850
Electricidade de Portugal SA	2,537,763	6,773,840
Portugal Telecom SGPS SA (Reg.)	561,927	5,756,393
TOTAL PORTUGAL		12,768,083
Singapore - 0.6%
DBS Group Holdings Ltd.	659,000	5,944,019
Flextronics International Ltd. (a)	196,800	2,473,776
Oversea-Chinese Banking Corp. Ltd.	566,000	4,215,892
TOTAL SINGAPORE		12,633,687
South Africa - 0.5%
African Bank Investments Ltd.	1,203,442	2,229,985

	Shares	Value
Massmart Holdings Ltd.	512,106	$ 2,642,294
MTN Group Ltd.	1,450,000	6,230,731
TOTAL SOUTH AFRICA		11,103,010
Spain - 1.4%
Antena 3 Television SA (a)	48,857	2,578,827
Banco Espanol de Credito SA (Reg.)	176,363	1,938,138
Gestevision Telecinco SA	106,115	1,675,222
Grupo Auxiliar Metalurgico SA (Gamesa)	368,561	5,175,867
Repsol YPF SA sponsored ADR	295,000	6,283,500
Telefonica SA sponsored ADR	220,976	9,650,022
TOTAL SPAIN		27,301,576
Sweden - 1.2%
D. Carnegie & Co. AB	68,500	560,020
Eniro AB	897,500	6,928,222
Gambro AB (A Shares)	464,500	4,856,571
OMHEX AB (a)	487,900	5,260,146
Telefonaktiebolaget LM Ericsson ADR (a)	257,700	6,883,167
TOTAL SWEDEN		24,488,126
Switzerland - 9.2%
Actelion Ltd. (Reg.) (a)	50,535	4,822,720
Adecco SA	71,824	3,330,481
Adecco SA sponsored ADR	152,200	1,763,998
Barry Callebaut AG	39,974	7,676,506
Compagnie Financiere Richemont unit	259,980	6,707,525
Converium Holding AG	109,463	2,409,724
Credit Suisse Group (Reg.)	443,600	14,252,868
Julius Baer Holding AG (Bearer)	7,820	2,103,037
Nestle SA (Reg.)	166,604	42,528,890
Nobel Biocare Holding AG (Switzerland)	40,200	5,491,803
Novartis AG (Reg.)	601,520	26,863,883
Phonak Holding AG	292,000	8,377,049
Roche Holding AG (participation certificate)	257,179	25,396,677
Sika AG (Bearer)	12,200	6,371,429
Swiss Life Holding (a)	104,175	12,137,485
UBS AG (NY Shares)	224,650	14,999,881
TOTAL SWITZERLAND		185,233,956
Taiwan - 1.5%
Asia Optical Co., Inc.	514,629	2,316,512
Compal Electronics, Inc.	5,469,000	5,454,519
Hon Hai Precision Industries Co. Ltd.	1,490,000	5,369,962
Powerchip Semiconductor Corp. (a)	4,864,000	3,448,732
Quanta Computer, Inc.	3,419,032	5,532,414
United Microelectronics Corp. (a)	7,074,272	4,516,378
Yageo Corp. sponsored GDR (a)	2,223,352	4,602,339
TOTAL TAIWAN		31,240,856
United Kingdom - 15.8%
3i Group PLC	711,400	7,397,276
Allied Domecq PLC	877,380	7,110,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC sponsored ADR	356,100	$ 15,996,012
Aviva PLC	806,690	8,226,528
BAE Systems PLC	2,439,109	9,494,218
BP PLC sponsored ADR	1,256,600	70,821,971
Bristol Water Group PLC	88,690	656,534
British Airways PLC (a)	620,000	2,605,285
Centrica PLC	540,842	2,329,289
Dixons Group PLC	2,032,400	5,940,269
Enterprise Inns PLC	711,525	6,906,201
FirstGroup PLC	826,900	4,295,369
GlaxoSmithKline PLC	105,218	2,154,339
HSBC Holdings PLC (Hong Kong) (Reg.)	2,313,800	34,170,198
J.D. Wetherspoon PLC	570,015	2,610,635
Kesa Electricals PLC	1,247,500	6,383,645
Marconi Corp. PLC (a)	221,305	2,518,797
Premier Farnell PLC	1,548,238	5,899,634
Prudential PLC	1,099,117	9,077,016
Punch Taverns Ltd.	1,060,463	9,201,959
Rank Group PLC	1,363,307	7,342,438
Reuters Group PLC sponsored ADR	220,100	7,784,937
Shell Transport & Trading Co. PLC (Reg.)	4,348,100	31,741,130
Smith & Nephew PLC	269,555	2,785,042
Unilever PLC sponsored ADR	460,000	16,491,000
Vodafone Group PLC	18,312,312	39,792,653
TOTAL UNITED KINGDOM		319,732,375
United States of America - 2.3%
Affiliated Computer Services, Inc. Class A (a)	107,800	5,594,820
Covad Communications Group, Inc. (a)	997,800	1,895,820
Fox Entertainment Group, Inc. Class A (a)	65,300	1,765,059
Ingram Micro, Inc. Class A (a)	252,000	3,591,000
Pfizer, Inc.	363,100	11,604,676
Telewest Global, Inc. (a)	1,251,002	14,136,323
Wyeth	210,000	7,434,000
TOTAL UNITED STATES OF AMERICA		46,021,698
TOTAL COMMON STOCKS (Cost $1,720,483,214)		1,838,943,617
Nonconvertible Preferred Stocks - 1.6%

Germany - 0.5%
Fresenius Medical Care AG	112,880	5,831,943
ProSiebenSat.1 Media AG	240,546	4,144,530
Rheinmetall AG	24,380	949,751
TOTAL GERMANY		10,926,224

	Shares	Value
Italy - 1.1%
Banca Intesa Spa (Risp)	3,068,402	$ 8,714,110
Telecom Italia Spa (Risp)	5,824,085	12,492,618
TOTAL ITALY		21,206,728
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,435,224)		32,132,952
Government Obligations - 0.1%
	Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.08% to 1.25% 8/19/04 to 9/9/04 (d) (Cost $2,397,406)	$ 2,400,000	2,397,446
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 1.33% (b)	162,572,572	162,572,572
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	46,097,920	46,097,920
TOTAL MONEY MARKET FUNDS (Cost $208,670,492)		208,670,492
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,956,986,336)		2,082,144,507
NET OTHER ASSETS - (3.2)%		(63,903,937)
NET ASSETS - 100%		$ 2,018,240,570
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts	Sept. 2004	$ 25,413,750	$ (58,050)
The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,397,446.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,958,866,187. Net unrealized appreciation aggregated $123,278,320, of which $229,954,241 related to appreciated investment securities and $106,675,921 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2004

LAF-QTLY-0904

1.804841.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Argentina - 1.3%
Inversiones y Representaciones SA sponsored GDR (a)	23,700	$ 158,790
Petrobras Energia Participaciones SA sponsored ADR (a)	174,654	1,729,075
Telecom Argentina SA sponsored ADR (a)	169,500	1,603,470
TOTAL ARGENTINA		3,491,335
Brazil - 47.2%
Aracruz Celulose SA sponsored ADR	85,600	2,961,760
Banco Bradesco SA:
(PN)	85,229	3,950,417
sponsored ADR	58,150	2,680,134
Banco Itau Holding Financeira SA (PN)	98,381,100	9,117,458
Caemi Mineracao E Metalurgia SA (PN) (a)	11,634,400	5,094,239
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	357,530,200	4,873,004
Companhia de Bebidas das Americas (AmBev)	3,253,635	1,231,829
Companhia de Bebidas das Americas (AmBev) sponsored ADR	241,726	4,969,887
Companhia Energetica Minas Gerais (CEMIG) (PN)	213,733,654	3,898,220
Companhia Paranaense de Energia-Copel sponsored ADR	196,000	705,600
Companhia Vale do Rio Doce:
(PN-A)	68,000	3,000,955
sponsored:
ADR	50,400	2,716,560
ADR (non-vtg.)	122,600	5,406,660
Embraer - Empresa Brasileira de Aeronautica SA	80,100	419,289
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	224,043	6,407,630
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	22,648
Gerdau SA sponsored ADR	337,620	4,800,956
Natura Cosmeticos SA	97,000	1,657,383
Petroleo Brasileiro SA Petrobras:
(PN)	306,570	7,867,368
sponsored:
ADR	171,900	4,861,332
ADR (non-vtg.)	689,900	17,695,935
Sadia SA	965,200	1,391,795
Siderurgica Nacional Compania ADR	322,500	4,676,250
Tele Centro Oeste Celular Participacoes SA ADR	150,666	1,359,007
Tele Norte Leste Participacoes SA ADR	498,400	6,509,104
Telebras sponsored ADR	178,000	5,137,080
Uniao de Bancos Brasileiros SA (Unibanco) GDR	209,800	4,554,758

	Shares	Value
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	653,300	$ 9,310,735
Votorantim Celulose e Papel SA:
(PN)	16,513,199	1,177,534
sponsored ADR	31,600	1,130,016
TOTAL BRAZIL		129,585,543
Chile - 2.6%
Banco Santander Chile sponsored ADR	79,128	2,104,805
CorpBanca SA sponsored ADR (d)	52,200	1,256,854
Enersis SA sponsored ADR	504,400	3,001,180
Vina Concha y Toro SA sponsored ADR	14,900	731,590
TOTAL CHILE		7,094,429
Luxembourg - 1.6%
Millicom International Cellular SA (a)	24,600	415,002
Tenaris SA sponsored ADR	114,969	4,088,298
TOTAL LUXEMBOURG		4,503,300
Mexico - 42.7%
America Movil SA de CV sponsored ADR	862,700	30,824,270
Cemex SA de CV sponsored ADR	522,073	14,712,017
Consorcio ARA SA de CV (a)	577,900	1,569,637
Fomento Economico Mexicano SA de CV sponsored ADR	226,600	9,956,804
Grupo Bimbo SA de CV Series A	451,000	959,028
Grupo Financiero Inbursa SA de CV Series O	1,283,700	1,904,169
Grupo Mexico SA de CV Series B (a)	567,700	1,903,044
Grupo Modelo SA de CV Series C	1,441,700	3,568,439
Grupo Televisa SA de CV sponsored ADR	286,900	13,484,300
Hylsamex SA de CV unit (a)	1,088,300	1,612,416
Industrias Penoles SA de CV	206,100	752,646
Telefonos de Mexico SA de CV sponsored ADR	794,100	24,521,808
TV Azteca SA de CV sponsored ADR	220,300	1,925,422
Wal-Mart de Mexico SA de CV Series V	3,166,255	9,629,095
TOTAL MEXICO		117,323,095
Peru - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	166,200	3,578,286
United Kingdom - 0.5%
Antofagasta PLC	73,900	1,345,756
United States of America - 1.4%
NII Holdings, Inc. (a)	99,800	3,794,396
TOTAL COMMON STOCKS (Cost $193,058,008)		270,716,140
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Brazil - 1.0%
Suzano de Papel E Celulose Compania (PN)	301,900	$ 1,390,479
Telemar Norte Leste SA (PN-A)	73,302,400	1,305,567
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,789,512)		2,696,046
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.33% (b)	1,218,375	1,218,375
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	4,938,350	4,938,350
TOTAL MONEY MARKET FUNDS (Cost $6,156,725)		6,156,725
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $202,004,245)		279,568,911
NET OTHER ASSETS - (1.9)%		(5,088,092)
NET ASSETS - 100%		$ 274,480,819
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,256,854 or 0.5% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $204,414,952. Net unrealized appreciation aggregated $75,153,959, of which $83,818,642 related to appreciated investment securities and $8,664,683 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2004

JPN-QTLY-0904

1.804854.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 31.1%
Auto Components - 3.0%
Aisin Seiki Co. Ltd.	274,400	$ 6,008,939
Bridgestone Corp.	153,000	2,765,682
Exedy Corp.	202,800	3,556,455
NOK Corp.	81,200	2,453,635
Riken Corp.	83,000	329,925
Stanley Electric Co. Ltd.	68,500	1,046,027
Toyoda Gosei Co. Ltd.	164,400	3,622,285
		19,782,948
Automobiles - 9.5%
Daihatsu Motor Co. Ltd.	1,037,000	8,104,258
Fuji Heavy Industries Ltd.	288,000	1,579,927
Honda Motor Co. Ltd.	75,000	3,640,500
Mazda Motor Corp.	3,661,000	12,577,022
Suzuki Motor Corp.	63,200	1,125,374
Toyota Motor Corp.	894,900	35,796,003
		62,823,084
Distributors - 0.1%
VT Holdings Co. Ltd.	21,400	808,310
Hotels, Restaurants & Leisure - 0.7%
Denny's Japan Co. Ltd.	32,000	631,683
H.I.S. Co. Ltd.	41,100	1,160,610
Yoshinoya D&C Co. Ltd.	1,690	2,842,124
		4,634,417
Household Durables - 6.6%
Casio Computer Co. Ltd.	1,446,000	19,623,310
Matsushita Electric Industrial Co. Ltd.	898,000	12,087,080
Sekisui Chemical Co. Ltd.	941,000	6,787,014
Sony Corp.	18,500	641,025
Sumitomo Forestry Co. Ltd.	441,000	4,453,824
		43,592,253
Internet & Catalog Retail - 0.9%
Nissen Co. Ltd.	67,700	1,321,183
Rakuten, Inc.	715	4,295,337
		5,616,520
Leisure Equipment & Products - 1.7%
Fuji Photo Film Co. Ltd.	135,000	4,055,038
Mizuno Corp.	514,000	2,334,368
Nidec Copal Corp.	159,900	2,343,963
Pentax Corp.	419,000	2,223,211
		10,956,580
Multiline Retail - 3.1%
Don Quijote Co. Ltd.	167,800	9,371,266
The Daimaru, Inc.	1,475,000	11,394,622
		20,765,888
Specialty Retail - 4.4%
Autobacs Seven Co. Ltd.	57,600	1,813,031
EDION Corp.	128,000	1,460,785
Fast Retailing Co. Ltd.	118,900	8,393,947

	Shares	Value
Nishimatsuya Chain Co. Ltd.	49,200	$ 1,703,494
Otsuka Kagu Ltd.	181,600	4,866,838
Toys R Us Japan Ltd.	89,900	1,746,337
Yamada Denki Co. Ltd.	272,900	9,448,851
		29,433,283
Textiles Apparel & Luxury Goods - 1.1%
Onward Kashiyama Co. Ltd.	498,000	6,798,543
Renown D'urban Holdings, Inc. (a)	47,000	713,485
		7,512,028
TOTAL CONSUMER DISCRETIONARY		205,925,311
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.6%
Ito Yokado Ltd.	16,000	623,050
Lawson, Inc.	239,700	9,312,505
Matsumotokiyoshi Co. Ltd.	300,000	7,702,684
		17,638,239
Food Products - 0.4%
Kibun Food Chemifa Co. Ltd.	131,000	2,538,828
TOTAL CONSUMER STAPLES		20,177,067
ENERGY - 3.1%
Oil & Gas - 3.1%
Nippon Mining Holdings, Inc.	2,610,000	10,985,026
Nippon Oil Corp.	1,511,000	9,308,287
		20,293,313
FINANCIALS - 17.6%
Capital Markets - 1.5%
Mitsubishi Securities Co. Ltd.	895,000	10,375,062
Commercial Banks - 13.6%
Fukuoka City Bank Ltd.	632,000	1,841,522
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,011	9,159,660
Mitsui Trust Holdings, Inc.	146,000	1,024,147
Mizuho Financial Group, Inc.	5,773	21,909,312
Nishi-Nippon Bank Ltd.	430,000	1,786,591
Sumitomo Mitsui Financial Group, Inc.	4,103	24,759,323
Tokyo Tomin Bank Ltd.	180,800	4,227,528
UFJ Holdings, Inc. (a)	6,279	25,241,359
		89,949,442
Consumer Finance - 0.6%
SFCG Co. Ltd.	18,610	3,787,439
Real Estate - 1.9%
Mitsui Fudosan Co. Ltd.	458,000	5,099,186
Sumitomo Realty & Development Co. Ltd.	678,000	7,737,596
		12,836,782
TOTAL FINANCIALS		116,948,725
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 0.0%
Terumo Corp.	9,900	$ 240,388
Health Care Providers & Services - 0.8%
Kuraya Sanseido, Inc.	387,300	5,388,310
Pharmaceuticals - 4.7%
Chugai Pharmaceutical Co. Ltd.	280,000	4,404,155
Fujisawa Pharmaceutical Co. Ltd.	237,000	5,754,755
Sankyo Co. Ltd.	488,300	10,561,280
Takeda Pharmaceutical Industries Ltd.	61,300	2,872,188
Yamanouchi Pharmaceutical Co. Ltd.	211,900	7,279,626
		30,872,004
TOTAL HEALTH CARE		36,500,702
INDUSTRIALS - 15.4%
Air Freight & Logistics - 1.4%
Yamato Transport Co. Ltd.	587,000	9,359,692
Building Products - 4.6%
Asahi Glass Co. Ltd.	768,000	6,920,599
Daikin Industries Ltd.	466,000	11,503,844
Tostem Inax Holding Corp.	255,000	5,194,253
Toto Ltd.	712,000	6,934,628
		30,553,324
Commercial Services & Supplies - 1.2%
Diamond Lease Co. Ltd.	145,800	5,467,746
Riso Kyoiku Co. Ltd.	2,033	2,852,179
		8,319,925
Electrical Equipment - 0.4%
Fujikura Ltd.	501,000	2,433,023
Machinery - 6.1%
Hino Motors Ltd.	1,430,000	10,288,232
Koyo Seiko Co. Ltd.	1,510,000	17,477,135
Kubota Corp.	1,778,000	8,074,913
Mitsubishi Heavy Industries Ltd. (a)	1,660,000	4,344,260
		40,184,540
Marine - 0.5%
Mitsui O.S.K. Lines Ltd.	672,000	3,499,150
Road & Rail - 0.4%
East Japan Railway Co.	242	1,321,049
Fukuyama Transporting Co. Ltd.	232,000	1,147,534
Keio Electric Railway Co. Ltd.	13,000	69,329
		2,537,912
Trading Companies & Distributors - 0.8%
Itochu Corp.	1,349,000	5,216,691
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	50,000	343,541
TOTAL INDUSTRIALS		102,447,798

	Shares	Value
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.4%
Japan Radio Co. Ltd. (a)	663,000	$ 2,760,637
Computers & Peripherals - 1.7%
Fujitsu Ltd.	1,813,000	11,250,236
Electronic Equipment & Instruments - 3.8%
Hoya Corp.	13,300	1,369,531
Kyocera Corp.	38,600	2,985,386
Murata Manufacturing Co. Ltd.	6,400	318,288
Nidec Corp.	10,800	1,005,261
Nippon Chemi-con Corp.	279,000	1,334,844
Nippon Electric Glass Co. Ltd.	456,000	8,127,991
Omron Corp.	55,500	1,190,409
Yokogawa Electric Corp.	765,000	8,943,747
		25,275,457
IT Services - 0.3%
Nomura Research Institute Ltd.	14,200	1,329,394
NS Solutions Corp.	11,600	342,174
NS Solutions Corp. (New) (a)	11,600	342,174
		2,013,742
Office Electronics - 5.3%
Canon, Inc.	46,700	2,288,300
Konica Minolta Holdings, Inc.	1,322,000	17,322,307
Ricoh Co. Ltd.	797,000	15,553,667
		35,164,274
Semiconductors & Semiconductor Equipment - 1.3%
Rohm Co. Ltd.	9,900	1,061,271
Sanken Electric Co. Ltd.	681,000	7,655,470
		8,716,741
Software - 2.6%
Nintendo Co. Ltd.	154,100	17,184,585
TOTAL INFORMATION TECHNOLOGY		102,365,672
MATERIALS - 7.0%
Chemicals - 4.3%
JSR Corp.	21,600	358,397
Kaneka Corp.	68,000	596,861
Mitsubishi Gas Chemical Co., Inc.	742,000	2,869,374
Nitto Denko Corp.	8,300	347,839
Teijin Ltd.	3,770,000	13,121,003
Toray Industries, Inc.	2,356,000	11,187,265
		28,480,739
Construction Materials - 0.2%
Taiheiyo Cement Corp.	463,000	1,111,750
Containers & Packaging - 0.5%
Fuji Seal, Inc.	8,000	361,887
Rengo Co. Ltd.	623,000	2,902,235
		3,264,122
Metals & Mining - 1.5%
Sumitomo Metal Industries Ltd.	8,310,000	8,968,029
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sumitomo Titanium Corp.	1,100	$ 35,613
Toho Titanium Co. Ltd.	60,000	1,052,745
		10,056,387
Paper & Forest Products - 0.5%
Oji Paper Co. Ltd.	496,000	3,184,891
TOTAL MATERIALS		46,097,889
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp.	949	4,672,876
Wireless Telecommunication Services - 0.1%
KDDI Corp.	99	506,597
NTT DoCoMo, Inc.	1	1,745
NTT DoCoMo, Inc. (d)	28	48,851
		557,193
TOTAL TELECOMMUNICATION SERVICES		5,230,069
TOTAL COMMON STOCKS (Cost $622,442,012)		655,986,546
Money Market Funds - 16.3%

Fidelity Cash Central Fund, 1.33% (b)	7,378,733	7,378,733
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	100,687,554	100,687,554
TOTAL MONEY MARKET FUNDS (Cost $108,066,287)		108,066,287
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $730,508,299)		764,052,833
NET OTHER ASSETS - (15.2)%		(101,084,035)
NET ASSETS - 100%		$ 662,968,798
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,851 or 0.0% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $730,723,772. Net unrealized appreciation aggregated $33,329,061, of which $65,199,750 related to appreciated investment securities and $31,870,689 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2004

HKC-QTLY-0904

1.804836.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Tong Yang Industry Co. Ltd.	1,812,700	$ 2,853,176
Automobiles - 0.8%
Hyundai Motor Co. Ltd.	58,600	2,180,231
Distributors - 0.2%
Li & Fung Ltd.	503,400	697,020
Hotels, Restaurants & Leisure - 3.0%
Association International Hotels Ltd.	42,000	31,500
Cafe de Coral Holdings Ltd.	6,216,000	6,734,043
Hong Kong & Shanghai Hotels Ltd.	2,333,500	1,525,760
		8,291,303
Household Durables - 1.3%
Grand Hall Enterprise Co. Ltd.	178,250	692,233
Merry Electronics Co. Ltd.	986,988	2,134,264
Skyworth Digital Holdings Ltd.	2,614,060	728,925
		3,555,422
Leisure Equipment & Products - 0.2%
Asia Optical Co., Inc.	118,318	532,588
Media - 0.7%
Clear Media Ltd. (a)	546,000	378,002
Television Broadcasts Ltd.	396,000	1,629,703
		2,007,705
Specialty Retail - 3.0%
Esprit Holdings Ltd.	1,740,000	7,740,819
Osim International Ltd.	1,029,000	610,771
		8,351,590
Textiles Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	884,000	2,193,014
TOTAL CONSUMER DISCRETIONARY		30,662,049
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.3%
Convenience Retail Asia Ltd.	2,508,200	739,602
Dairy Farm International Holdings Ltd.	2,664,000	5,647,680
President Chain Store Corp.	1,433,996	2,446,948
Wumart Stores, Inc. (H Shares)	236,000	385,772
		9,220,002
Personal Products - 0.7%
Hengan International Group Co. Ltd.	3,034,000	1,857,364
TOTAL CONSUMER STAPLES		11,077,366
ENERGY - 4.5%
Oil & Gas - 4.5%
China Petroleum & Chemical Corp. (H Shares)	9,628,000	3,813,651
CNOOC Ltd.	9,376,500	4,503,533

	Shares	Value
PetroChina Co. Ltd. (H Shares)	6,426,000	$ 3,209,144
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	776,000	825,749
		12,352,077
FINANCIALS - 43.1%
Commercial Banks - 30.0%
Bank of East Asia Ltd.	464,851	1,317,086
BOC Hong Kong Holdings Ltd.	1,523,000	2,606,690
Chinatrust Financial Holding Co.	5,235,300	5,344,658
Citic International Financial Holdings Ltd.	1,840,000	654,620
Dah Sing Banking Group Ltd.	1,394,080	2,511,147
Hang Seng Bank Ltd.	999,900	12,787,265
HSBC Holdings PLC (Hong Kong) (Reg.)	2,364,852	34,924,133
Mega Financial Holding Co. Ltd.	4,313,000	2,690,074
Standard Chartered PLC	599,038	9,921,537
Taishin Financial Holdings Co. Ltd.	3,720,000	2,845,543
Wing Hang Bank Ltd.	740,500	4,452,522
Wing Lung Bank Ltd.	436,300	3,132,430
		83,187,705
Diversified Financial Services - 2.5%
First Pacific Co. Ltd. (a)	15,504,000	3,975,410
Fubon Financial Holding Co. Ltd.	2,650,000	2,182,995
Guoco Group Ltd.	86,366	719,721
		6,878,126
Insurance - 1.7%
AXA Asia Pacific Holdings Ltd.	374,450	833,219
Cathay Financial Holding Co. Ltd.	2,373,000	3,909,621
		4,742,840
Real Estate - 8.9%
Cheung Kong Holdings Ltd.	825,000	6,108,212
Henderson China Holdings Ltd.	1,119,500	552,577
Henderson Land Development Co. Ltd.	470,000	2,066,808
Hung Poo Construction Corp. (a)	1,391,000	1,059,926
Hysan Development Co. Ltd.	20,692	37,272
Shun Tak Holdings Ltd.	2,041,000	1,020,507
Sun Hung Kai Properties Ltd.	1,203,021	10,179,474
Wharf Holdings Ltd.	1,238,685	3,811,363
		24,836,139
TOTAL FINANCIALS		119,644,810
INDUSTRIALS - 6.1%
Electrical Equipment - 1.4%
BYD Co. Ltd. (H Shares)	333,000	952,045
Harbin Power Equipment Co. Ltd. (H Shares)	2,470,000	611,171
Johnson Electric Holdings Ltd.	2,296,500	2,325,957
		3,889,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.4%
Fu Sheng Industrial Co. Ltd.	1,079,400	$ 1,667,211
Hutchison Whampoa Ltd.	1,577,500	10,668,418
		12,335,629
Trading Companies & Distributors - 0.3%
Dickson Concepts International Ltd.	659,500	722,918
TOTAL INDUSTRIALS		16,947,720
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.4%
Comba Telecom Systems Holdings Ltd.	1,656,000	886,390
D-Link Corp.	199,661	206,181
		1,092,571
Computers & Peripherals - 3.5%
ASUSTeK Computer, Inc.	2,481,000	5,474,404
High Tech Computer Corp.	361,000	1,274,493
Quanta Computer, Inc.	949,329	1,536,131
Solomon Systech Ltd.	5,888,000	1,343,680
		9,628,708
Electronic Equipment & Instruments - 3.2%
AU Optronics Corp.	431,150	502,311
Hon Hai Precision Industries Co. Ltd.	1,223,180	4,408,342
Kingboard Chemical Holdings Ltd.	1,402,000	2,597,312
Varitronix International Ltd.	1,645,374	1,539,911
		9,047,876
Semiconductors & Semiconductor Equipment - 1.7%
ASM Pacific Technology Ltd.	296,500	1,033,955
Samsung Electronics Co. Ltd.	3,020	1,079,588
Sunplus Technology Co. Ltd.	195,000	252,427
Taiwan Semiconductor Manufacturing Co. Ltd.	1,832,797	2,313,239
		4,679,209
TOTAL INFORMATION TECHNOLOGY		24,448,364
MATERIALS - 3.7%
Chemicals - 1.1%
Formosa Plastics Corp.	2,230,260	3,097,037
Construction Materials - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	1,156,000	2,749,223
Metals & Mining - 1.6%
China Steel Corp.	2,366,945	2,040,350
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,046,000	2,478,824
		4,519,174
TOTAL MATERIALS		10,365,434

	Shares	Value
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 4.9%
China Telecom Corp. Ltd. (H Shares)	20,498,000	$ 6,832,710
PCCW Ltd. (a)	10,012,400	6,867,524
		13,700,234
Wireless Telecommunication Services - 3.6%
China Mobile (Hong Kong) Ltd.	1,605,000	4,660,920
Far EasTone Telecommunications Co. Ltd.	3,908,805	3,863,956
Taiwan Cellular Co. Ltd.	1,482,000	1,334,192
		9,859,068
TOTAL TELECOMMUNICATION SERVICES		23,559,302
UTILITIES - 6.9%
Electric Utilities - 3.1%
CLP Holdings Ltd.	1,104,500	6,202,232
Hong Kong Electric Holdings Ltd.	175,500	749,255
Huaneng Power International, Inc. (H Shares)	1,974,000	1,574,265
		8,525,752
Gas Utilities - 3.8%
Hong Kong & China Gas Co. Ltd.	6,064,400	10,573,893
TOTAL UTILITIES		19,099,645
TOTAL COMMON STOCKS (Cost $256,254,387)		268,156,767
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.33% (b) (Cost $7,314,031)	7,314,031	7,314,031
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $263,568,418)		275,470,798
NET OTHER ASSETS - 0.8%		2,190,864
NET ASSETS - 100%		$ 277,661,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $264,273,437. Net unrealized appreciation aggregated $11,197,361, of which $27,863,426 related to appreciated investment securities and $16,666,065 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2004

DIF-QTLY-0904

1.804871.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	3,155,007	$ 39,996,708
Australian Gas Light Co.	2,118,164	18,734,250
Billabong International Ltd.	972,435	5,542,718
Brambles Industries Ltd.	10,704,822	44,784,929
CSL Ltd.	7,838,174	140,246,139
Hardman Resources Ltd. (a)	11,580,742	19,103,389
Macquarie Bank Ltd.	1,558,748	36,129,268
News Corp. Ltd.:
ADR	447,600	15,173,640
sponsored ADR	2,412,300	76,638,771
Promina Group Ltd.	10,274,227	28,487,375
QBE Insurance Group Ltd.	9,112,261	79,826,468
Suncorp-Metway Ltd.	956,355	9,331,256
TOTAL AUSTRALIA		513,994,911
Bermuda - 0.2%
Aquarius Platinum Ltd. (Australia)	3,069,696	12,928,639
Clear Media Ltd. (a)	21,835,500	15,116,982
TOTAL BERMUDA		28,045,621
Brazil - 0.5%
Companhia Vale do Rio Doce sponsored ADR	168,300	9,071,370
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,684,400	48,173,840
Petroleo Brasileiro SA Petrobras sponsored ADR	770,600	21,792,568
Votorantim Celulose e Papel SA sponsored ADR	207,200	7,409,472
TOTAL BRAZIL		86,447,250
Canada - 6.5%
Aber Diamond Corp. (a)	552,300	16,594,969
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	85,400	1,768,713
Astral Media, Inc. Class A (non-vtg.)	856,500	18,215,727
ATI Technologies, Inc. (a)	506,900	8,103,536
Barrick Gold Corp.	754,700	14,432,555
Bombardier, Inc. Class B (sub. vtg.)	6,390,300	16,056,876
Brascan Corp. Class A (ltd. vtg.)	1,170,900	32,160,661
Canadian Imperial Bank of Commerce	344,400	17,172,715
Canadian Natural Resources Ltd.	1,330,400	44,288,283
Canadian Western Bank, Edmonton	200,000	6,229,077
Celestica, Inc. (sub. vtg.) (a)	2,272,400	38,738,073
CGI Group, Inc. Class A (sub. vtg.) (a)	5,210,700	34,692,266
EnCana Corp.	3,186,061	141,176,598
Gabriel Resources Ltd. (a)	1,751,500	1,726,135
ITF Optical Technologies, Inc. Series A (f)	39,827	49,784
Jean Coutu Group, Inc.:
rights 9/15/04 (a)	373,200	5,247,401
rights 9/15/04 (a)(e)	1,656,600	23,292,724
Class A	2,542,760	35,618,726
Kinross Gold Corp. (a)(e)	903,300	4,797,666

	Shares	Value
Kinross Gold Corp. (a)	2,474,865	$ 13,144,666
Loblaw Companies Ltd.	782,100	36,655,881
Meridian Gold, Inc. (a)	461,800	6,145,753
Metro, Inc. Class A (sub. vtg.)	570,600	7,597,984
National Bank of Canada	1,098,000	36,973,090
Novagold Resources, Inc. (a)	263,200	1,294,962
OZ Optics Ltd. unit (f)	102,000	1,504,500
Petro-Canada	1,958,000	91,400,339
PetroKazakhstan, Inc. Class A	656,800	20,703,344
Power Corp. of Canada (sub. vtg.)	3,186,700	68,924,299
Precision Drilling Corp. (a)	1,668,700	82,854,392
Research in Motion Ltd. (a)	1,064,008	65,797,598
Sun Life Financial, Inc.	2,177,105	60,436,468
Talisman Energy, Inc.	2,793,800	66,311,371
Tembec, Inc. (a)	1,508,700	12,314,760
TimberWest Forest Corp. unit	2,704,900	26,270,648
TransCanada Corp.	979,500	19,637,897
Trican Well Service Ltd. (a)	511,000	16,491,932
Wheaton River Minerals Ltd. (a)	10,956,600	27,613,022
TOTAL CANADA		1,122,435,391
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	1,790,000	32,094,700
China - 1.2%
BYD Co. Ltd. (H Shares) (d)	9,015,500	25,775,249
China Telecom Corp. Ltd. sponsored ADR	1,165,220	38,801,826
Global Bio-Chem Technology Group Co. Ltd.	83,171,600	64,511,719
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	10,197,200	875,919
People's Food Holdings Ltd.	42,397,000	27,138,817
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	215,300	7,718,505
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	34,932,000	37,171,469
TOTAL CHINA		201,993,504
Denmark - 2.2%
Coloplast AS Series B	466,500	44,883,332
Danske Bank AS	3,882,650	89,309,363
Falck A/S (a)	1,562,942	10,513,629
Novo Nordisk AS Series B	2,511,672	127,529,027
Novozymes AS Series B	1,654,280	74,900,294
TDC AS	1,336,000	43,422,916
TOTAL DENMARK		390,558,561
Finland - 0.2%
Fortum Oyj	2,269,200	31,239,866
France - 8.8%
Accor SA	1,241,400	52,658,832
Alcatel SA sponsored ADR (a)	1,192,500	15,430,950
April Group	384,874	8,260,146
Areva (investment certificates)	34,290	10,101,002
Common Stocks - continued
	Shares	Value
France - continued
Assurances Generales France SA (Bearer)	304,037	$ 17,912,385
AXA SA sponsored ADR	2,621,400	53,738,700
Bacou Dalloz	331,413	19,246,315
BNP Paribas SA	1,940,054	112,852,346
Canal Plus SA	1,946,887	12,406,450
CNP Assurances	901,207	50,710,900
Credit Agricole SA	2,564,540	60,436,104
Dassault Aviation SA	35,265	18,232,375
Eiffage SA	104,879	8,827,089
Essilor International SA	1,058,901	64,995,309
Financiere Marc de Lacharriere SA (Fimalac)	490,587	18,786,954
France Telecom SA sponsored ADR	166,300	4,112,599
Havas SA	828,786	4,095,577
Ipsos SA	238,905	24,243,683
L'Oreal SA	1,072,579	76,796,595
Lagardere S.C.A. (Reg.)	1,452,218	88,264,056
Medidep SA (a)	386,497	8,806,153
Neopost SA	1,183,157	68,567,817
NRJ Group	713,954	14,593,184
Pernod-Ricard	550,731	65,886,056
Peugeot Citroen SA	717,400	41,360,034
Sanofi-Synthelabo SA sponsored ADR	5,747,800	189,964,790
Suez SA (France)	377,276	7,448,404
Total SA sponsored ADR	3,073,700	299,224,695
Vinci SA	461,691	46,934,903
Vivendi Universal SA sponsored ADR (a)	2,314,100	57,574,808
TOTAL FRANCE		1,522,469,211
Germany - 4.4%
Adidas-Salomon AG	381,573	45,323,301
Allianz AG sponsored ADR	11,139,200	107,270,496
Altana AG sponsored ADR	408,250	22,261,873
AWD Holding AG	179,100	6,268,573
BASF AG sponsored ADR	333,700	17,776,199
Bayerische Motoren Werke AG (BMW)	400,300	17,769,622
Beiersdorf AG	166,160	19,296,989
Celesio AG	704,290	44,880,563
Continental AG	256,179	12,071,179
Deutsche Boerse AG	750,804	36,542,478
Deutsche Telekom AG sponsored ADR (a)	5,074,900	84,598,583
E.ON AG sponsored ADR	510,300	36,307,845
Fielmann AG	169,873	9,691,511
Fresenius Medical Care AG sponsored ADR	2,079,500	50,698,210
GFK AG	883,551	24,115,062
Hypo Real Estate Holding AG (a)	502,777	15,584,369
K&S AG	537,332	19,879,301
Metro AG	1,235,557	56,644,859
RWE AG	1,801,103	88,138,137

	Shares	Value
Siemens AG sponsored ADR	288,300	$ 20,250,192
Wincor Nixdorf AG	670,095	38,681,116
TOTAL GERMANY		774,050,458
Greece - 0.6%
Cosmote Mobile Telecommunications SA	1,448,160	23,332,015
Greek Organization of Football Prognostics SA	2,554,190	49,013,644
Public Power Corp. of Greece	1,440,840	32,707,598
TOTAL GREECE		105,053,257
Hong Kong - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	6,062,000	3,885,922
CNOOC Ltd. sponsored ADR	871,000	41,834,130
Esprit Holdings Ltd.	4,277,500	19,029,513
Giordano International Ltd.	17,412,000	10,547,721
Hengan International Group Co. Ltd.	19,752,000	12,091,847
Hutchison Whampoa Ltd.	3,345,000	22,621,780
Kingboard Chemical Holdings Ltd.	2,716,000	5,031,596
Techtronic Industries Co. Ltd.	48,859,000	72,662,568
Television Broadcasts Ltd.	6,648,000	27,359,252
Wing Hang Bank Ltd.	790,000	4,750,159
Yue Yuen Industrial Holdings Ltd.	11,595,947	28,767,053
TOTAL HONG KONG		248,581,541
India - 1.9%
ABB Ltd. India	205,821	3,151,572
Bajaj Auto Ltd.	1,077,265	19,138,212
Cipla Ltd.	415,873	2,238,350
Divi's Laboratories Ltd.	213,156	5,080,758
Dr. Reddy's Laboratories Ltd.	728,352	11,938,909
Dr. Reddy's Laboratories Ltd. ADR	413,600	7,006,384
HDFC Bank Ltd.	531,724	4,302,876
Housing Development Finance Corp. Ltd.	4,929,483	61,234,460
I-Flex Solutions Ltd.	1,027,323	11,732,288
ICICI Bank Ltd.	1,326,388	7,652,514
Infosys Technologies Ltd.	2,106,900	70,593,533
Matrix Laboratories Ltd.	71,515	2,197,739
Oil & Natural Gas Corp. Ltd.	410,600	6,348,736
Ranbaxy Laboratories Ltd.	1,171,165	23,812,299
Reliance Industries Ltd.	850,175	8,964,748
Satyam Computer Services Ltd.	4,461,258	32,633,142
Siemens India Ltd.	99,939	1,964,723
State Bank of India	5,775,483	58,076,209
TOTAL INDIA		338,067,452
Ireland - 1.8%
Allied Irish Banks PLC	5,816,503	89,428,733
Bank of Ireland	2,391,277	31,433,336
CRH PLC	2,507,555	56,530,477
DEPFA BANK PLC	2,232,240	30,328,452
Elan Corp. PLC sponsored ADR (a)	1,771,900	36,412,545
Common Stocks - continued
	Shares	Value
Ireland - continued
IAWS Group PLC (Ireland)	3,716,027	$ 44,054,136
Independent News & Media PLC (Ireland)	12,141,484	27,736,795
TOTAL IRELAND		315,924,474
Italy - 2.2%
Autostrade Spa	1,853,684	36,152,991
Banca Intesa Spa	19,700,587	72,979,649
Banco Popolare di Verona e Novara	1,480,782	24,676,597
Bulgari Spa	1,601,102	15,708,694
Cassa Di Risparmio Di Firenze	4,251,975	7,714,554
ENI Spa sponsored ADR	1,385,000	142,267,200
Saipem Spa	2,190,636	20,834,238
Telecom Italia Spa ADR	2,197,719	65,601,912
TOTAL ITALY		385,935,835
Japan - 13.1%
Acom Co. Ltd.	238,040	15,349,132
Aiful Corp.	162,550	15,320,149
Aisin Seiki Co. Ltd.	867,000	18,985,970
Asahi Glass Co. Ltd.	4,963,000	44,722,568
Canon, Inc. ADR	2,787,500	136,587,500
Credit Saison Co. Ltd.	930,800	28,209,865
Daiwa Securities Group, Inc.	12,419,000	81,642,959
East Japan Railway Co.	3,296	17,992,463
Enplas Corp.	292,600	7,867,926
Honda Motor Co. Ltd.	1,220,000	59,218,799
Hoya Corp.	656,100	67,560,096
Ito Yokado Ltd.	1,100,000	42,834,659
JAFCO Co. Ltd.	360,700	22,025,747
Kao Corp.	602,000	14,942,398
KDDI Corp.	18,135	92,799,270
Keyence Corp.	207,200	43,901,542
Konica Minolta Holdings, Inc.	1,548,000	20,283,610
Kubota Corp.	768,000	3,487,927
Kyocera Corp.	550,800	42,599,757
Millea Holdings, Inc.	4,569	67,387,561
Mitsubishi Electric Corp.	2,412,000	11,019,344
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	10,482	94,966,919
Mitsui Trust Holdings, Inc.	2,737,000	19,199,244
Mizuho Financial Group, Inc.	23,961	90,935,221
Murata Manufacturing Co. Ltd.	702,800	34,951,967
Nikko Cordial Corp.	24,040,000	109,179,368
Nippon Telegraph & Telephone Corp. sponsored ADR	849,900	20,924,538
Nitto Denko Corp.	2,022,600	84,763,846
Nomura Holdings, Inc.	8,119,000	112,042,198
Olympus Corp.	1,677,000	32,500,876
ORIX Corp.	896,000	97,017,311
Ricoh Co. Ltd.	3,317,000	64,732,136
Rohm Co. Ltd.	353,100	37,851,989
Seiyu Ltd. (a)	7,922,000	21,586,996
SFCG Co. Ltd.	59,250	12,058,343

	Shares	Value
Shinko Electric Industries Co.Ltd.	426,100	$ 12,722,263
Softbank Corp.	286,300	10,093,044
Sumitomo Mitsui Financial Group, Inc.	25,609	154,536,074
TDK Corp.	410,400	28,419,263
Tokyo Electron Ltd.	732,800	35,916,722
Toyota Motor Corp. ADR	2,633,250	210,660,000
UFJ Holdings, Inc. (a)	22,580	90,770,807
USS Co. Ltd.	90,330	7,311,210
Yahoo Japan Corp. (a)	4,061	32,284,940
Yamato Transport Co. Ltd.	520,000	8,291,380
TOTAL JAPAN		2,278,455,897
Korea (South) - 1.8%
Amorepacific Corp.	199,550	35,581,984
Honam Petrochemical Corp.	353,210	12,687,093
Kookmin Bank sponsored ADR (a)	1,522,390	41,987,516
LG Electronics, Inc.	1,707,010	71,265,628
Samsung Electronics Co. Ltd.	331,120	118,368,614
Shinhan Financial Group Co. Ltd.	1,822,750	26,641,985
TOTAL KOREA (SOUTH)		306,532,820
Mexico - 0.7%
America Movil SA de CV sponsored ADR	1,310,400	46,820,592
Cemex SA de CV sponsored ADR	310,763	8,757,301
Fomento Economico Mexicano SA de CV sponsored ADR	1,159,600	50,952,824
Telefonos de Mexico SA de CV sponsored ADR	608,400	18,787,392
TOTAL MEXICO		125,318,109
Netherlands - 3.8%
Aegon NV	1,647,719	18,721,725
ASML Holding NV (NY Shares) (a)	4,967,333	70,585,802
EADS NV	3,583,153	98,657,872
Euronext NV	992,465	26,419,447
Fugro NV (Certificaten Van Aandelen)	530,900	35,267,601
ING Groep NV sponsored ADR	2,800,500	64,719,555
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	2,887,857	89,965,087
Koninklijke Philips Electronics NV (NY Shares)	1,357,096	32,882,436
Nutreco Holding NV	443,826	13,319,509
OPG Groep NV (A Shares)	495,000	25,681,294
QIAGEN NV (a)	2,328,482	22,935,548
Reed Elsevier NV ADR	2,867,100	73,283,076
VNU NV	2,229,747	58,846,552
Wolters Kluwer NV (Certificaten Van Aandelen)	2,106,671	35,410,723
TOTAL NETHERLANDS		666,696,227
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	599,800	38,579,136
Norway - 0.8%
DnB NOR ASA	11,746,090	80,370,099
Common Stocks - continued
	Shares	Value
Norway - continued
Schibsted AS (B Shares)	963,150	$ 16,887,252
Storebrand ASA (A Shares)	6,394,200	41,563,394
TOTAL NORWAY		138,820,745
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	757,172	11,895,172
Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	3,343,220	23,676,154
Portugal Telecom SGPS SA sponsored ADR	1,995,200	20,430,848
TOTAL PORTUGAL		44,107,002
Russia - 0.3%
OAO Gazprom sponsored ADR	502,400	14,820,800
Sibneft sponsored ADR	593,000	14,961,390
YUKOS Corp. sponsored ADR	1,884,543	29,681,552
TOTAL RUSSIA		59,463,742
Singapore - 0.1%
Flextronics International Ltd. (a)	412,500	5,185,125
Want Want Holdings Ltd.	18,018,000	18,558,540
TOTAL SINGAPORE		23,743,665
South Africa - 0.1%
Anglogold Ashanti Ltd. sponsored ADR	413,700	13,565,223
Spain - 3.5%
Actividades de Construccion y Servicios SA (ACS)	3,522,759	58,747,623
Altadis SA (Spain)	1,563,473	48,800,692
Antena 3 Television SA (a)	336,053	17,737,941
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	5,604,000	73,860,720
Banco Espanol de Credito SA (Reg.)	667,702	7,337,697
Banco Santander Central Hispano SA ADR	4,795,300	45,363,538
Compania de Distribucion Integral Logista SA	647,820	25,742,856
Fomento Construcciones y Contratas SA (FOCSA)	602,932	21,356,594
Gestevision Telecinco SA	823,860	13,006,159
Grupo Auxiliar Metalurgico SA (Gamesa)	4,052,932	56,917,140
Grupo Ferrovial SA	1,003,171	43,699,273
Inditex SA	2,178,431	49,817,878
Prosegur Comp Securidad SA (Reg.)	1,277,771	20,079,806
Telefonica SA sponsored ADR	2,784,200	121,586,014
TOTAL SPAIN		604,053,931
Sweden - 1.0%
Gambro AB (A Shares)	491,000	5,133,641
Hennes & Mauritz AB (H&M) (B Shares)	813,850	20,941,628
OMHEX AB (a)	1,195,200	12,885,687

	Shares	Value
Skandinaviska Enskilda Banken AB (A Shares)	1,222,000	$ 16,478,229
Svenska Cellulosa AB (SCA) (B Shares)	54,950	2,033,223
Tele2 AB (B Shares)	1,502,250	59,695,423
Telefonaktiebolaget LM Ericsson ADR (a)	2,215,100	59,165,321
TOTAL SWEDEN		176,333,152
Switzerland - 9.1%
ABB Ltd. (Switzerland) (Reg.) (a)	19,293,234	104,072,012
Actelion Ltd. (Reg.) (a)	329,985	31,491,543
Alcon, Inc.	864,900	66,251,340
Compagnie Financiere Richemont unit	1,878,392	48,462,807
Converium Holding AG	232,255	5,112,874
Credit Suisse Group sponsored ADR	1,758,900	56,513,457
INFICON Holding AG (a)(d)	147,886	11,804,327
Nestle SA (Reg.)	485,792	124,007,794
Nobel Biocare Holding AG (Switzerland)	709,528	96,930,055
Novartis AG sponsored ADR	8,381,199	374,304,347
Phonak Holding AG	537,131	15,409,496
Roche Holding AG (participation certificate)	2,627,781	259,495,938
Schindler Holding AG (Reg.)	50,421	15,350,656
SIG Holding AG	158,547	29,456,820
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	88,300	47,493,130
Swiss Life Holding (a)	300,253	34,982,639
Syngenta AG sponsored ADR	1,018,700	16,910,420
Tecan Group AG (d)	670,332	22,763,030
The Swatch Group AG (Reg.)	2,910,074	75,421,122
UBS AG (NY Shares)	2,281,253	152,319,263
TOTAL SWITZERLAND		1,588,553,070
Taiwan - 0.2%
Fubon Financial Holding Co. Ltd.	13,584,910	11,190,864
Taishin Financial Holdings Co. Ltd.	21,361,000	16,339,688
United Microelectronics Corp. sponsored ADR (a)	864,008	3,196,830
Yuen Foong Yu Paper Manufacturing Co.	15,894,360	7,014,281
TOTAL TAIWAN		37,741,663
Turkey - 0.0%
Turkiye Garanti Bankasi AS	1,263,329,098	3,914,488
United Kingdom - 21.2%
Allied Domecq PLC	2,638,096	21,378,266
Amdocs Ltd. (a)	2,458,300	53,345,110
AstraZeneca PLC sponsored ADR	2,958,900	132,913,788
BAE Systems PLC	5,458,252	21,246,215
Barclays PLC	2,170,352	18,350,326
BOC Group PLC	3,692,620	63,411,522
BP PLC sponsored ADR	6,268,800	353,309,568
British American Tobacco PLC sponsored ADR	3,048,800	92,531,080
British Land Co. PLC	3,029,512	38,783,757
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cadbury Schweppes PLC sponsored ADR	2,545,400	$ 84,100,016
Capita Group PLC	16,481,399	91,841,162
Carnival PLC ADR	1,794,200	87,915,800
Carphone Warehouse Group PLC	2,993,508	7,386,549
Centrica PLC	1,183,718	5,098,017
Daily Mail & General Trust PLC Class A	4,266,430	52,171,403
Danka Business Systems PLC sponsored ADR (a)	1,877,700	7,923,894
Diageo PLC sponsored ADR	1,079,800	54,227,556
Enterprise Inns PLC	3,863,274	37,497,697
French Connection Group PLC	2,689,519	18,146,158
George Wimpey PLC	823,860	5,554,825
Group 4 Securicor PLC (a)	12,816,124	26,733,935
Hilton Group PLC	16,783,453	79,694,345
HSBC Holdings PLC sponsored ADR	3,070,700	226,740,488
Inchcape PLC	1,358,940	40,213,837
Intertek Group PLC	3,177,334	32,228,488
ITV PLC	25,000,024	47,574,977
Johnston Press PLC	2,245,445	21,672,058
Kesa Electricals PLC	5,320,074	27,223,619
London Stock Exchange PLC	2,170,523	14,071,366
Maiden Group PLC	1,585,000	6,782,956
mmO2 PLC (a)	29,832,744	48,622,592
National Grid Transco PLC	9,027,281	71,551,314
Next PLC	2,104,220	57,363,391
Northern Rock PLC	2,243,000	29,000,768
PHS Group PLC	9,354,392	12,776,112
Provident Financial PLC	4,523,707	46,544,116
Prudential PLC	9,232,300	76,244,596
Punch Taverns Ltd.	2,894,500	25,116,454
Rank Group PLC	9,138,973	49,220,273
Reckitt Benckiser PLC	5,403,762	148,001,433
Reuters Group PLC sponsored ADR	789,800	27,935,226
Rio Tinto PLC (Reg.)	2,592,061	67,957,359
Royal Bank of Scotland Group PLC	2,295,849	64,636,031
SABMiller PLC	3,960,669	50,560,160
Serco Group PLC	11,401,840	41,734,275
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,677,400	44,585,292
Signet Group PLC	1,213,582	2,397,843
SMG PLC	6,890,643	12,297,241
Smith & Nephew PLC	16,256,405	167,961,176
Standard Chartered PLC	4,036,049	66,846,859
Taylor Nelson Sofres PLC	7,273,320	28,079,568
Tesco PLC	33,168,945	153,723,872
Trinity Mirror PLC	2,160,505	24,471,891
United Business Media PLC	1,359,691	12,231,763
Vodafone Group PLC sponsored ADR	18,219,200	395,903,214
VT Group PLC	196,415	940,702
William Hill PLC	5,140,690	48,305,100

	Shares	Value
Xstrata PLC	6,388,278	$ 90,274,980
Yell Group PLC	9,132,830	55,798,146
TOTAL UNITED KINGDOM		3,691,150,525
United States of America - 3.8%
AFLAC, Inc.	1,122,200	44,484,008
Covance, Inc. (a)	725,100	26,603,919
Fox Entertainment Group, Inc. Class A (a)	508,400	13,742,052
Freeport-McMoRan Copper & Gold, Inc. Class B	1,935,600	67,455,660
Mettler-Toledo International, Inc. (a)	915,500	38,176,350
Newmont Mining Corp.	673,980	27,275,971
NTL, Inc. (a)	1,621,081	84,490,742
Orthofix International NV (a)	560,900	17,045,751
Phelps Dodge Corp.	645,400	50,302,476
Shaw Group, Inc. (a)	1,397,900	13,867,168
Stillwater Mining Co. (a)	1,666,000	24,240,300
Synthes, Inc.	1,309,960	128,848,525
Telewest Global, Inc. (a)	7,458,421	84,280,157
Transocean, Inc. (a)	1,395,200	39,623,680
TOTAL UNITED STATES OF AMERICA		660,436,759
TOTAL COMMON STOCKS (Cost $14,172,864,588)		16,566,253,358
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (f)	198,000	851,400
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.3%
Fresenius Medical Care AG	536,400	27,713,095
Porsche AG (non-vtg.)	47,573	30,753,256
TOTAL GERMANY		58,466,351
Italy - 0.1%
Banca Intesa Spa (Risp)	3,010,500	8,549,672
TOTAL NONCONVERTIBLE PREFERRED STOCKS		67,016,023
TOTAL PREFERRED STOCKS (Cost $51,525,157)		67,867,423
Government Obligations - 1.5%
		Principal Amount
Germany - 0.8%
German Federal Republic 2.013% to 2.0181% 8/18/04	EUR	118,700,000	142,564,809
Government Obligations - continued
		Principal Amount	Value
Japan - 0.7%
Japan Government:
0.1% 1/20/06	JPY	4,619,700,000	$ 41,537,208
0.1% 2/20/06	JPY	9,152,500,000	82,271,504
TOTAL JAPAN			123,808,712
TOTAL GOVERNMENT OBLIGATIONS (Cost $272,190,165)			266,373,521
Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.33% (b)	594,895,402	594,895,402
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	170,374,367	170,374,367
TOTAL MONEY MARKET FUNDS (Cost $765,269,769)		765,269,769
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $15,261,849,679)		17,665,764,071
NET OTHER ASSETS - (1.5)%		(266,655,755)
NET ASSETS - 100%		$ 17,399,108,316
Currency Abbreviations
EUR - European Monetary Unit
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $28,090,390 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,405,684 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
Metrophotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	$ 27,404,760	$ -	$ 17,275,515	$ 203,974	$ -
Business Objects SA sponsored ADR	-	21,249,034	15,908,311	-	-
BYD Co. Ltd. (H Shares)	23,084,259	457,117	-	557,504	25,775,249
Clear Media Ltd.	17,565,565	-	4,114,469	-	-
Grupo Radio Centro SA de CV sponsored ADR	6,732,237	140,244	6,024,597	-	-
INFICON Holding AG	14,630,912	-	4,074,364	-	11,804,327
Orthofix International NV	26,298,250	-	6,337,641	-	-
Tecan Group AG	14,116,998	16,023,138	3,566,823	226,536	22,763,030
Total	$ 129,832,981	$ 37,869,533	$ 57,301,720	$ 988,014	$ 60,342,606
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $15,307,282,535. Net unrealized appreciation aggregated $2,358,481,536, of which $2,924,855,480 related to appreciated investment securities and $566,373,944 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

July 31, 2004

IVF-QTLY-0904

1.804818.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.9%
CSL Ltd.	675,114	$ 12,079,616
Bahamas (Nassau) - 0.7%
Kerzner International Ltd. (a)	89,700	4,207,827
Brazil - 4.0%
Aracruz Celulose SA sponsored ADR	537,200	18,587,120
Votorantim Celulose e Papel SA sponsored ADR	210,000	7,509,600
TOTAL BRAZIL		26,096,720
Canada - 6.8%
Angiotech Pharmaceuticals, Inc. (a)	266,700	4,735,091
Canadian Natural Resources Ltd.	516,300	17,187,342
EnCana Corp.	433,390	19,203,815
QLT, Inc. (a)	171,700	3,096,219
TOTAL CANADA		44,222,467
China - 2.3%
China Telecom Corp. Ltd. (H Shares)	32,468,000	10,822,736
People's Food Holdings Ltd.	6,040,000	3,866,275
TOTAL CHINA		14,689,011
Denmark - 1.3%
Novo Nordisk AS Series B	164,200	8,337,182
France - 8.7%
Dassault Systemes SA	245,593	10,999,506
NRJ Group	364,500	7,450,362
Pernod-Ricard	112,900	13,506,659
Societe Generale Series A	120,899	9,913,751
Total SA Series B	72,993	14,211,737
TOTAL FRANCE		56,082,015
Germany - 5.6%
Adidas-Salomon AG	123,547	14,674,932
Deutsche Telekom AG (Reg.) (a)	823,667	13,730,529
GFK AG	23,821	650,155
HeidelbergCement AG	162,230	7,345,856
TOTAL GERMANY		36,401,472
Hong Kong - 1.4%
Techtronic Industries Co. Ltd.	5,941,000	8,835,390
India - 5.8%
Bank of Baroda	2,467,676	8,659,353
Bank of India	2,338,095	2,418,023
I-Flex Solutions Ltd.	342,362	3,909,860
State Bank of India	1,641,375	16,505,085
Zee Telefilms Ltd.	2,044,634	6,195,861
TOTAL INDIA		37,688,182
Italy - 1.1%
Fiat Spa (a)	897,652	7,059,648

	Shares	Value
Japan - 13.4%
Furukawa Electric Co. Ltd.	1,040,000	$ 4,246,234
JAFCO Co. Ltd.	108,700	6,637,645
KDDI Corp.	4,088	20,918,854
SKY Perfect Communications, Inc.	336	368,650
Sumitomo Mitsui Financial Group, Inc.	1,563	9,431,836
Tokyo Electron Ltd.	157,700	7,729,349
Toyota Motor Corp.	269,200	10,768,000
Tv Asahi Corp.	6,348	10,961,068
UFJ Holdings, Inc. (a)	3,961	15,923,081
TOTAL JAPAN		86,984,717
Korea (South) - 1.9%
LG Electronics, Inc.	296,530	12,379,773
Netherlands - 6.8%
ASM International NV (Netherlands) (a)	670,939	11,059,905
ASML Holding NV (NY Shares) (a)	985,400	14,002,534
QIAGEN NV (a)	476,240	4,690,964
Royal Dutch Petroleum Co. (Hague Registry)	173,112	8,707,534
Versatel Telecom International NV (a)	3,482,699	5,820,518
TOTAL NETHERLANDS		44,281,455
Switzerland - 19.2%
ABB Ltd. (Switzerland) (Reg.) (a)	1,202,460	6,486,338
Actelion Ltd. (Reg.) (a)	155,731	14,861,916
Adecco SA	317,033	14,700,828
Barry Callebaut AG	30,784	5,911,682
Julius Baer Holding AG (Bearer)	40,123	10,790,299
Novartis AG (Reg.)	377,236	16,847,360
Roche Holding AG (participation certificate)	224,330	22,152,806
Temenos Group AG (a)	290,040	2,366,056
The Swatch Group AG (Reg.)	479,647	12,431,132
UBS AG (Reg.)	268,754	17,944,705
TOTAL SWITZERLAND		124,493,122
Taiwan - 2.0%
United Microelectronics Corp. (a)	20,567,852	13,130,991
United Kingdom - 12.9%
Capita Group PLC	699,900	3,900,132
Collins Stewart Tullett PLC	1,294,816	8,181,999
FKI PLC	51,834	114,215
Man Group PLC	399,800	9,522,970
Rank Group PLC	616,026	3,317,765
Shire Pharmaceuticals Group PLC (a)	1,203,857	10,666,173
Smith & Nephew PLC	1,072,700	11,083,136
Taylor Nelson Sofres PLC	1,873,934	7,234,558
Vodafone Group PLC	13,546,087	29,435,646
TOTAL UNITED KINGDOM		83,456,594
Common Stocks - continued
	Shares	Value
United States of America - 0.8%
NTL, Inc. (a)	97,505	$ 5,081,961
TOTAL COMMON STOCKS (Cost $631,825,881)		625,508,143
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 1.33% (b)	21,018,073	21,018,073
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	21,347,376	21,347,376
TOTAL MONEY MARKET FUNDS (Cost $42,365,449)		42,365,449
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $674,191,330)		667,873,592
NET OTHER ASSETS - (3.1)%		(20,170,520)
NET ASSETS - 100%		$ 647,703,072
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $674,795,212. Net unrealized depreciation aggregated $6,921,620, of which $42,613,525 related to appreciated investment securities and $49,535,145 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2004

GBL-QTLY-0904

1.804837.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.1%
	Shares	Value
Australia - 0.5%
Aristocrat Leisure Ltd.	55,031	$ 198,939
Macquarie Airports Fund	125,557	198,303
News Corp. Ltd.	19	161
Woodside Petroleum Ltd.	19,669	248,382
TOTAL AUSTRALIA		645,785
Belgium - 0.3%
Colruyt NV	1,733	224,203
Mobistar SA (a)	2,100	138,998
TOTAL BELGIUM		363,201
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650	35,822
Canada - 1.4%
Alcan, Inc.	700	27,689
Bro-X Minerals Ltd. (a)	600	0
EnCana Corp.	16,300	722,264
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400	16,190
Talisman Energy, Inc.	47,010	1,115,791
TOTAL CANADA		1,881,934
China - 0.2%
Yanzhou Coal Mining Co. Ltd. (H Shares)	170,000	205,963
Denmark - 0.5%
Coloplast AS Series B	1,900	182,805
Danske Bank AS	7,400	170,216
Novo Nordisk AS Series B	4,450	225,947
Novozymes AS Series B	3,000	135,830
TOTAL DENMARK		714,798
Egypt - 0.1%
Orascom Telecom SAE unit (a)	12,500	123,875
Estonia - 0.1%
Hansabank SA	13,600	112,501
Finland - 0.3%
Fortum Oyj	9,400	129,409
Nokia Corp. sponsored ADR	6,300	73,206
Nokian Tyres Ltd.	1,780	168,646
Sampo Oyj (A Shares)	7,200	67,784
TOTAL FINLAND		439,045
France - 1.6%
AXA SA	8,200	168,100
AXA SA sponsored ADR	4,800	98,400
BNP Paribas SA	5,100	296,665
France Telecom SA	3,700	91,501
France Telecom SA sponsored ADR	1,600	39,568

	Shares	Value
NRJ Group	4,600	$ 94,024
Orpea (a)	6,534	155,552
Pernod-Ricard	1,425	170,478
Renault SA	1,400	110,340
Total SA Series B	3,991	777,048
Vivendi Universal SA sponsored ADR (a)	5,300	131,864
TOTAL FRANCE		2,133,540
Germany - 1.6%
Adidas-Salomon AG	1,270	150,851
Allianz AG:
(Reg.)	400	38,619
sponsored ADR	20,500	197,415
BASF AG	900	47,943
Bijou Brigitte Modische Accessoires AG	2,700	262,954
Continental AG	3,163	149,041
Deutsche Telekom AG (Reg.) (a)	19,300	321,731
Fielmann AG	2,104	120,036
Metro AG	4,500	206,305
Pfleiderer AG (a)	24,190	194,868
RWE AG	3,136	153,462
SAP AG sponsored ADR	2,800	112,028
Siemens AG (Reg.)	1,900	133,456
TOTAL GERMANY		2,088,709
Greece - 0.6%
Cosmote Mobile Telecommunications SA	6,600	106,336
EFG Eurobank Ergasias SA	5,700	122,950
Folli Follie SA	4,000	131,489
Greek Organization of Football Prognostics SA	11,550	221,639
Public Power Corp. of Greece	7,900	179,333
TOTAL GREECE		761,747
Hong Kong - 1.1%
CLP Holdings Ltd.	32,500	182,501
Esprit Holdings Ltd.	70,000	311,412
Hang Seng Bank Ltd.	13,700	175,203
Hong Kong & China Gas Co. Ltd.	67,000	116,821
Sa Sa International Holdings Ltd.	676,000	273,002
Shun Tak Holdings Ltd.	412,000	206,001
Swire Pacific Ltd. (A Shares)	27,000	180,001
TOTAL HONG KONG		1,444,941
Ireland - 0.4%
DEPFA BANK PLC	6,470	87,905
IAWS Group PLC (Ireland)	15,100	179,013
Paddy Power PLC	18,236	218,164
TOTAL IRELAND		485,082
Italy - 0.6%
Autostrade Spa	9,400	183,331
Common Stocks - continued
	Shares	Value
Italy - continued
Bulgari Spa	14,200	$ 139,319
ENI Spa sponsored ADR	2,000	205,440
Fiat Spa (a)	15,110	118,834
Telecom Italia Spa	31,800	94,249
TOTAL ITALY		741,173
Japan - 14.0%
Aisin Seiki Co. Ltd.	8,100	177,378
Anritsu Corp.	15,000	87,549
Asahi Glass Co. Ltd.	36,000	324,403
Bridgestone Corp.	14,000	253,069
Canon, Inc.	13,000	637,000
D&M Holdings, Inc. (a)	25,000	70,147
Daikin Industries Ltd.	6,000	148,118
Daito Trust Construction Co.	2,600	97,037
Daiwa Securities Group, Inc.	59,000	387,868
Denso Corp.	8,500	208,687
Don Quijote Co. Ltd.	4,300	240,146
Dowa Mining Co. Ltd.	24,000	145,258
East Japan Railway Co.	47	256,567
Fast Retailing Co. Ltd.	2,500	176,492
FCC Co. Ltd.	1,400	68,744
Fuji Photo Film Co. Ltd.	7,000	210,261
Fujitsu Ltd.	24,000	148,928
Fukuoka City Bank Ltd.	38,000	110,724
H.I.S. Co. Ltd.	4,100	115,779
Hitachi Cable Ltd.	16,000	67,917
Hitachi Ltd.	21,000	129,045
Hogukin Financial Group, Inc.	45,000	106,435
Honda Motor Co. Ltd.	8,700	422,298
Hoya Corp.	2,300	236,836
Ito Yokado Ltd.	7,000	272,584
Japan Radio Co. Ltd. (a)	15,000	62,458
Kadokawa Shoten Publishing Co. Ltd.	3,700	133,099
Kamigumi Co. Ltd.	17,000	116,804
Kaneka Corp.	14,000	122,883
KDDI Corp.	104	532,182
Keio Electric Railway Co. Ltd.	14,000	74,662
Keyence Corp.	900	190,692
Konica Minolta Holdings, Inc.	41,500	543,779
Kyocera Corp.	2,700	208,822
Matsushita Electric Industrial Co. Ltd.	27,000	363,420
Meitec Corp.	2,900	101,713
Millea Holdings, Inc.	20	294,977
Mitsubishi Rayon Co. Ltd.	44,000	153,532
Mitsubishi Securities Co. Ltd.	20,000	231,845
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	26	235,560
Mitsui & Co. Ltd.	33,000	247,808
Mitsui Fudosan Co. Ltd.	33,000	367,409
Mizuho Financial Group, Inc.	98	371,923
Murata Manufacturing Co. Ltd.	3,100	154,171

	Shares	Value
NEC System Integration & Constuction Ltd.	4,900	$ 42,040
Nidec Copal Corp.	4,800	70,363
Nidec Corp.	1,400	130,312
Nippon Electric Glass Co. Ltd.	9,000	160,421
Nippon Oil Corp.	22,000	135,528
Nippon Steel Corp.	91,000	184,954
Nippon Telegraph & Telephone Corp.	77	379,148
Nissen Co. Ltd.	5,700	111,237
Nitto Denko Corp.	7,100	297,549
NOK Corp.	6,900	208,499
Nomura Research Institute Ltd.	1,400	131,067
NS Solutions Corp.	1,600	47,196
NS Solutions Corp. New (a)	1,600	47,196
ORIX Corp.	2,100	227,384
Parco Co. Ltd.	9,000	57,629
Renown D'urban Holdings, Inc. (a)	2,300	34,915
Ricoh Co. Ltd.	14,000	273,214
Sanken Electric Co. Ltd.	10,000	112,415
Sanyo Electric Co. Ltd.	27,000	103,197
Senshukai Co. Ltd.	4,000	38,887
SFCG Co. Ltd.	940	191,305
Shinko Electric Industries Co.Ltd.	3,900	116,444
Skylark Co. Ltd.	6,700	124,727
SMC Corp.	1,500	147,039
Sony Corp.	14,900	516,285
Stanley Electric Co. Ltd.	13,800	210,732
STB Leasing Co. Ltd.	4,000	86,335
Sumisho Lease Co. Ltd.	6,300	215,297
Sumitomo Corp.	23,000	160,925
Sumitomo Electric Industries Ltd.	16,000	152,525
Sumitomo Forestry Co. Ltd.	14,000	141,391
Sumitomo Mitsui Financial Group, Inc.	102	615,513
Sumitomo Osaka Cement Co. Ltd.	51,000	128,423
Takeda Pharamaceutical Industries Ltd.	5,300	248,330
Takefuji Corp.	2,090	150,366
Telewave, Inc.	15	129,232
Tokyo Electric Power Co.	14,300	324,722
Toyota Motor Corp.	37,900	1,516,000
UFJ Holdings, Inc. (a)	142	570,835
Uniden Corp.	6,000	123,567
USS Co. Ltd.	1,290	104,411
Yamanouchi Pharmaceutical Co. Ltd.	2,500	85,885
Yokogawa Electric Corp.	9,000	105,221
York-Benimaru Co. Ltd.	3,600	94,698
TOTAL JAPAN		18,660,368
Liberia - 0.2%
Royal Caribbean Cruises Ltd.	6,200	265,050
Luxembourg - 0.0%
Millicom International Cellular SA (a)	4,100	69,167
Common Stocks - continued
	Shares	Value
Malaysia - 0.3%
Maxis Communications BHD	73,700	$ 170,674
Telekom Malaysia BHD	105,700	286,503
TOTAL MALAYSIA		457,177
Netherlands - 0.9%
EADS NV	6,800	187,230
ING Groep NV (Certificaten Van Aandelen)	5,400	124,794
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,370	104,985
Koninklijke Philips Electronics NV	5,200	125,996
Royal Dutch Petroleum Co. (NY Shares)	4,800	241,440
Trader Classified Media NV (A Shares)	7,900	88,527
Unilever NV (NY Shares)	1,610	98,741
VNU NV	3,700	97,649
Wolters Kluwer NV (Certificaten Van Aandelen)	6,200	104,215
TOTAL NETHERLANDS		1,173,577
Netherlands Antilles - 0.0%
Schlumberger Ltd. (NY Shares)	1,100	70,752
New Zealand - 0.1%
Carter Holt Harvey Ltd.	128,878	181,060
Norway - 0.2%
TANDBERG Television ASA (a)	30,000	207,407
Portugal - 0.1%
Media Capital SGPS SA	18,700	86,563
Portugal Telecom SGPS SA (Reg.)	10,600	108,587
TOTAL PORTUGAL		195,150
Singapore - 0.1%
Keppel Corp. Ltd.	26,000	110,448
South Africa - 0.1%
MTN Group Ltd.	29,150	125,259
Spain - 1.0%
Actividades de Construccion y Servicios SA (ACS)	6,000	100,060
Altadis SA (Spain)	3,400	106,124
Antena 3 Television SA (a)	3,900	205,854
Banco Bilbao Vizcaya Argentaria SA	15,800	208,244
Banco Espanol de Credito SA (Reg.)	8,000	87,916
Gestevision Telecinco SA	1,608	25,385
Grupo Auxiliar Metalurgico SA (Gamesa)	10,872	152,680
Repsol YPF SA	6,300	134,190
Telefonica SA sponsored ADR	8,500	371,195
TOTAL SPAIN		1,391,648
Sweden - 0.3%
Eniro AB	14,900	115,020
Skandinaviska Enskilda Banken AB (A Shares)	3,900	52,590

	Shares	Value
Tele2 AB (B Shares)	2,750	$ 109,278
Telefonaktiebolaget LM Ericsson ADR (a)	6,600	176,286
TOTAL SWEDEN		453,174
Switzerland - 2.4%
Actelion Ltd. (Reg.) (a)	1,300	124,063
Barry Callebaut AG	850	163,232
Compagnie Financiere Richemont unit	9,740	251,294
Credit Suisse Group sponsored ADR	7,700	247,401
Nestle SA ADR	7,300	469,390
Nobel Biocare Holding AG (Switzerland)	660	90,164
Novartis AG (Reg.)	12,620	563,609
Phonak Holding AG	5,823	167,053
Roche Holding AG (participation certificate)	5,470	540,168
Saurer AG (Reg.)	1,080	53,578
The Swatch Group AG (Reg.)	5,427	140,653
UBS AG (NY Shares)	6,200	413,974
TOTAL SWITZERLAND		3,224,579
United Kingdom - 6.2%
Allied Domecq PLC ADR	3,400	111,588
AstraZeneca PLC (United Kingdom)	7,400	332,482
BAE Systems PLC	40,110	156,128
BP PLC sponsored ADR	15,400	867,944
British Land Co. PLC	9,400	120,339
British Sky Broadcasting Group PLC (BSkyB)	1,800	19,815
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	2,750	122,348
Caffe Nero Group PLC (a)	53,300	89,297
Carphone Warehouse Group PLC	49,082	121,111
Corin Group PLC	50,002	245,396
Dixons Group PLC	42,100	123,049
Domino's Pizza UK & IRL PLC	13,664	55,862
Enterprise Inns PLC	18,400	178,594
French Connection Group PLC	16,200	109,301
Hilton Group PLC	34,000	161,445
HSBC Holdings PLC (United Kingdom) (Reg.)	43,937	648,862
Intertek Group PLC	9,900	100,418
ITE Group PLC	61,400	71,840
ITV PLC	60,400	114,941
Kesa Electricals PLC	24,200	123,835
LA Fitness PLC	15,000	57,773
Lastminute.com PLC (a)	20,300	48,427
London Clubs International PLC (a)	81,811	184,365
London Stock Exchange PLC	12,085	78,346
Luminar PLC	14,731	109,718
Matalan PLC	39,451	150,510
Next PLC	4,700	128,127
Peacock Group PLC	10,429	46,245
Prudential PLC	16,484	136,132
Reckitt Benckiser PLC	6,739	184,572
Reuters Group PLC	20,500	121,514
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Bank of Scotland Group PLC	11,972	$ 337,053
SABMiller PLC	14,102	180,020
Sanctuary Group PLC	41,592	34,841
Schroder Venture International Investment Trust PLC (a)	5,400	50,742
Schroders PLC	10,300	106,820
Shell Transport & Trading Co. PLC (Reg.)	56,700	413,910
Shire Pharmaceuticals Group PLC (a)	10,400	92,144
Signet Group PLC	52,000	102,744
SkyePharma PLC (a)	63,100	64,061
Standard Chartered PLC	10,500	173,906
Stanley Leisure PLC	15,400	118,346
Ted Baker PLC	17,700	130,220
Tesco PLC	34,900	161,747
Trinity Mirror PLC	13,700	155,179
Unilever PLC	6,750	60,497
Urbium PLC	7,477	73,867
Vodafone Group PLC sponsored ADR	33,800	734,474
William Hill PLC	18,830	176,938
TOTAL UNITED KINGDOM		8,287,833
United States of America - 33.9%
3M Co.	4,700	387,092
Allergan, Inc.	1,200	90,768
AMBAC Financial Group, Inc.	3,600	255,996
American Express Co.	15,000	753,750
American International Group, Inc.	11,387	804,492
Analog Devices, Inc.	7,500	297,750
Apple Computer, Inc. (a)	5,000	161,700
Applied Materials, Inc. (a)	6,400	108,608
Arch Coal, Inc.	7,300	246,521
Avon Products, Inc.	7,700	331,177
Baker Hughes, Inc.	4,100	165,230
Bank of America Corp.	7,400	629,074
Baxter International, Inc.	8,900	267,623
BellSouth Corp.	10,600	287,154
Biogen Idec, Inc. (a)	7,100	426,000
Biomet, Inc.	5,100	224,349
BJ Services Co. (a)	2,700	134,082
Brunswick Corp.	5,000	195,150
Capital One Financial Corp.	3,700	256,484
CenterPoint Properties Trust (SBI)	1,600	61,408
Cintas Corp.	5,100	213,996
Cisco Systems, Inc. (a)	27,700	577,822
Citigroup, Inc.	10,318	454,921
Colgate-Palmolive Co.	5,100	271,320
Countrywide Financial Corp.	2,800	201,880
Cummins, Inc.	6,900	479,067
CVS Corp.	8,700	364,269
Dade Behring Holdings, Inc. (a)	2,300	114,287
Dell, Inc. (a)	20,600	730,682
Dow Chemical Co.	5,600	223,384
E*TRADE Financial Corp. (a)	17,600	194,832

	Shares	Value
East West Bancorp, Inc.	6,800	$ 229,296
eBay, Inc. (a)	6,290	492,696
EMC Corp. (a)	54,400	596,768
ENSCO International, Inc.	5,400	162,594
Exxon Mobil Corp.	25,500	1,180,650
FedEx Corp.	2,500	204,700
First Data Corp.	7,036	313,876
Fluor Corp.	8,100	368,955
Ford Motor Co.	6,800	100,096
Fox Entertainment Group, Inc. Class A (a)	6,600	178,398
Genentech, Inc. (a)	6,700	326,156
General Electric Co.	39,700	1,320,025
Gillette Co.	7,500	292,350
Golden West Financial Corp., Delaware	2,900	310,039
Goldman Sachs Group, Inc.	1,800	158,742
Goodrich Corp.	8,900	287,737
Harley-Davidson, Inc.	3,400	203,558
Hartford Financial Services Group, Inc.	4,800	312,480
Hilton Hotels Corp.	13,900	247,837
Home Depot, Inc.	17,350	585,042
Honeywell International, Inc.	18,700	703,307
Intel Corp.	29,800	726,524
ITT Industries, Inc.	2,800	223,860
JCPenney Co., Inc.	16,200	648,000
Johnson & Johnson	15,200	840,104
Johnson Controls, Inc.	1,500	84,675
KB Home	5,100	326,655
Labor Ready, Inc. (a)	9,500	133,190
Lamar Advertising Co. Class A (a)	4,700	188,987
Lehman Brothers Holdings, Inc.	4,100	287,410
Lockheed Martin Corp.	6,100	323,239
Lyondell Chemical Co.	10,800	196,344
MBIA, Inc.	1,350	72,873
MBNA Corp.	21,700	535,773
McDonald's Corp.	13,100	360,250
Medtronic, Inc.	8,800	437,096
Merck & Co., Inc.	8,500	385,475
Merrill Lynch & Co., Inc.	6,400	318,208
MetLife, Inc.	6,700	238,989
MGIC Investment Corp.	1,700	120,700
Microsoft Corp.	64,300	1,829,978
Morgan Stanley	8,540	421,278
Nabors Industries Ltd. (a)	2,800	130,200
National Semiconductor Corp. (a)	12,600	216,090
NIKE, Inc. Class B	2,500	181,775
Nordstrom, Inc.	8,500	373,150
Northwest Airlines Corp. (a)	25,300	218,339
Nucor Corp.	6,600	552,090
Occidental Petroleum Corp.	7,100	349,817
Peabody Energy Corp.	4,700	264,046
PepsiCo, Inc.	13,890	694,500
Pfizer, Inc.	17,665	564,573
Praxair, Inc.	2,900	114,405
Procter & Gamble Co.	13,400	698,810
Common Stocks - continued
	Shares	Value
United States of America - continued
QUALCOMM, Inc.	2,100	$ 145,068
Qwest Communications International, Inc. (a)	42,800	166,492
R.R. Donnelley & Sons Co.	3,300	104,742
Reckson Associates Realty Corp.	2,300	63,733
Robert Half International, Inc.	6,000	166,920
SBC Communications, Inc.	18,500	468,790
Scientific-Atlanta, Inc.	11,300	347,475
Smurfit-Stone Container Corp. (a)	4,400	81,884
Southwest Airlines Co.	24,950	361,027
Sovereign Bancorp, Inc.	10,100	219,877
SpectraSite, Inc. (a)	2,800	120,400
Staples, Inc.	9,420	272,050
Synthes, Inc.	2,450	240,984
Telewest Global, Inc. (a)	356,862	4,032,541
The Boeing Co.	5,200	263,900
The Coca-Cola Co.	7,000	307,020
The DIRECTV Group, Inc. (a)	29,995	486,219
Toys 'R' Us, Inc. (a)	17,300	284,758
Tyco International Ltd.	28,100	871,100
United Natural Foods, Inc. (a)	12,400	268,708
United Parcel Service, Inc. Class B	5,700	410,172
UnitedHealth Group, Inc.	6,800	427,720
Valero Energy Corp.	9,100	681,772
Verizon Communications, Inc.	10,700	412,378
Wal-Mart Stores, Inc.	7,200	381,672
Walt Disney Co.	8,400	193,956
Wendy's International, Inc.	7,400	264,698
XM Satellite Radio Holdings, Inc. Class A (a)	16,400	432,796
Yahoo!, Inc. (a)	36,100	1,111,880
Zimmer Holdings, Inc. (a)	1,000	76,310
TOTAL UNITED STATES OF AMERICA		45,210,615
TOTAL COMMON STOCKS (Cost $80,095,872)		92,261,380
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Fresenius Medical Care AG	4,500	232,492
Porsche AG (non-vtg.)	358	231,427
ProSiebenSat.1 Media AG	4,837	83,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $442,841)		547,259
Government Obligations - 17.5%
		Principal Amount	Value
Germany - 3.3%
German Federal Republic:
4.25% 1/4/14	EUR	$ 1,450,000	$ 1,752,735
4.5% 8/18/06	EUR	2,125,000	2,646,207
TOTAL GERMANY			4,398,942
Italy - 0.8%
Italian Republic 4.25% 8/1/14	EUR	900,000	1,073,101
Japan - 8.8%
Japan Government:
0.1% 8/20/05	JPY	466,000,000	4,192,722
3% 9/20/05	JPY	810,000,000	7,523,939
TOTAL JAPAN			11,716,661
Norway - 1.0%
Norway Kingdom of 6.75% 1/15/07	NOK	8,500,000	1,320,970
United Kingdom - 0.9%
United Kingdom, Great Britain & Northern Ireland 8.5% 12/7/05	GBP	675,000	1,285,974
United States of America - 2.7%
U.S. Treasury Notes 4.25% 11/15/13		1,200,000	1,181,297
U.S. Treasury Notes - coupon STRIPS stripped coupon 0% 8/15/25		7,515,000	2,337,150
TOTAL UNITED STATES OF AMERICA			3,518,447
TOTAL GOVERNMENT OBLIGATIONS (Cost $22,092,071)			23,314,095
Money Market Funds - 11.6%
		Shares
Fidelity Cash Central Fund, 1.33% (b)		15,014,368	15,014,368
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)		448,550	448,550
TOTAL MONEY MARKET FUNDS (Cost $15,462,918)			15,462,918
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $118,093,702)			131,585,652
NET OTHER ASSETS - 1.4%			1,853,454
NET ASSETS - 100%			$ 133,439,106
Currency Abbreviations
EUR - European Monetary Unit
GBP - British Pound
JPY - Japenese yen
NOK - Norwegian krone
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $118,275,870. Net unrealized appreciation aggregated $13,309,782, of which $15,682,725 related to appreciated investment securities and $2,372,943 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

July 31, 2004

SEA-QTLY-0904

1.804844.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Bermuda - 0.9%
Pacific Basin Shipping Ltd. (a)	2,500,000	$ 737,184
Skyworth Digital Holdings Ltd.	11,106,000	3,096,885
TOTAL BERMUDA		3,834,069
Cayman Islands - 0.4%
Geely Automobile Holdings Ltd. (a)	19,905,000	1,224,931
Norstar Founders Group Ltd.	2,268,000	603,350
TOTAL CAYMAN ISLANDS		1,828,281
China - 11.4%
Angang New Steel Co. Ltd. (H Shares)	1,600,000	635,902
Anhui Expressway Co. Ltd. (H Shares)	3,400,000	1,460,266
Chia Hsin Cement Greater China Holding Corp. (H Shares)	1,318,000	246,704
China Mengniu Dairy Co. Ltd.	136,000	85,872
China Petroleum & Chemical Corp. (H Shares)	12,460,000	4,935,406
China Shipping Development Co. Ltd. (H Shares)	3,300,000	2,178,860
China Telecom Corp. Ltd. (H Shares)	12,520,000	4,173,360
Global Bio-Chem Technology Group Co. Ltd.	6,040,000	4,684,902
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	665,000	57,122
Jiangsu Expressway Co. Ltd. (H Shares)	3,000,000	1,221,162
Jiangxi Copper Co. Ltd. (H Shares)	2,640,000	1,269,239
Jilin Chem Industries Co. Ltd. (H Shares) (a)	2,426,000	469,652
Li Ning Co. Ltd.	1,428,000	425,657
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,800,000	1,933,346
People's Food Holdings Ltd.	1,219,000	780,296
PetroChina Co. Ltd. (H Shares)	11,900,000	5,942,860
Ping An Insurance Co. Ltd.	3,221,085	4,108,975
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares)	7,300,000	2,667,325
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	8,200,000	2,917,326
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	2,638,000	2,807,121
Wumart Stores, Inc. (H Shares)	573,000	936,641
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,462,000	2,982,827
Zhejiang Expressway Co. Ltd. (H Shares)	600,000	442,311
TOTAL CHINA		47,363,132
Hong Kong - 19.2%
BOC Hong Kong Holdings Ltd.	2,600,000	4,450,029
Cheung Kong Holdings Ltd.	708,000	5,241,957
CNOOC Ltd.	6,190,000	2,973,057
Dah Sing Banking Group Ltd.	1,782,400	3,210,626
Dickson Concepts International Ltd.	263,000	288,290
Esprit Holdings Ltd.	1,388,000	6,174,860
Giordano International Ltd.	5,640,000	3,416,560
Great Eagle Holdings Ltd.	1,860,000	3,350,406
Henderson Land Development Co. Ltd.	928,000	4,080,847

	Shares	Value
Hong Kong & China Gas Co. Ltd.	1,560,000	$ 2,720,017
Hong Kong Exchanges & Clearing Ltd.	712,000	1,469,650
Hutchison Whampoa Ltd.	244,000	1,650,139
Hysan Development Co. Ltd.	1,196,305	2,154,897
JCG Holdings Ltd.	394,000	346,015
Kerry Properties Ltd.	1,582,922	2,526,603
Kingboard Chemical Holdings Ltd.	1,650,000	3,056,750
Midland Realty Holdings Ltd.	6,600,000	1,692,319
New World Development Co. Ltd.	4,325,987	3,494,089
Next Media Ltd. (a)	7,080,000	2,632,325
PCCW Ltd. (a)	6,580,000	4,513,234
Shanghai Forte Land Co. Ltd. (H Shares)	4,300,000	986,801
Shun Tak Holdings Ltd.	6,300,000	3,150,020
Sun Hung Kai Properties Ltd.	776,310	6,568,819
Swire Pacific Ltd. (A Shares)	248,000	1,653,344
Techtronic Industries Co. Ltd.	2,408,000	3,581,151
TPV Technology Ltd.	840,000	560,004
Wing Hang Bank Ltd.	424,000	2,549,452
Wing Lung Bank Ltd.	184,000	1,321,034
TOTAL HONG KONG		79,813,295
Indonesia - 5.7%
PT Aneka Tambang Tbk	6,500,000	870,883
PT Astra International Tbk	1,700,000	1,031,934
PT Bank Danamon Indonesia Tbk	4,300,000	1,504,972
PT Bank Mandiri Persero Tbk	21,700,000	2,966,743
PT Bank PAN Indonesia Tbk	32,774,289	985,771
PT Berlian Laju Tanker Tbk	5,000,000	533,193
PT Bumi Resources Tbk	60,996,000	3,836,006
PT Hanjaya Mandala Sampoerna Tbk	4,900,000	2,920,806
PT Indosat Tbk	7,950,000	3,586,751
PT International Nickel Indonesia Tbk	280,000	1,058,074
PT Telkomunikasi Indonesia Tbk	5,100,000	4,322,968
TOTAL INDONESIA		23,618,101
Korea (South) - 26.7%
Ace Digitech Co. Ltd. (a)	250,000	1,341,620
Daewoo Heavy Industries & Machinery Ltd. (a)	493,790	3,500,764
Dongkuk Steel Mill Co. Ltd.	165,000	1,411,658
Hana Bank	310,240	5,904,265
Hanjin Shipping Co. Ltd.	120,000	1,728,246
Hanshin Construction Co. Ltd.	109,330	783,539
Hanwha Chemical Corp.	765,000	4,852,977
Hanwha Corp.	315,000	2,168,409
Honam Petrochemical Corp.	118,050	4,240,286
Hynix Semiconductor, Inc. (a)	764,000	5,894,554
Interflex Co. Ltd.	11,135	227,664
Korea Line Corp.	117,000	2,457,350
Kumho Electric Co. Ltd.	57,650	1,838,473
LG Electronics, Inc.	168,360	7,028,829
LG Petrochemical Co. Ltd.	20,000	420,917
LG.Philips LCD Co. Ltd. ADR	286,000	4,032,600
Lightron Fiber-Optic Devices, Inc.	50,000	587,227
Common Stocks - continued
	Shares	Value
Korea (South) - continued
POSCO	56,200	$ 7,684,438
Samsung Electronics Co. Ltd.	88,284	31,559,720
Samsung SDI Co. Ltd.	76,000	7,134,159
Sekonix Co. Ltd.	75,000	835,833
Shinhan Financial Group Co. Ltd.	579,670	8,472,670
Shinsegae Co. Ltd.	7,500	1,752,035
SK Corp.	129,340	5,244,560
TOTAL KOREA (SOUTH)		111,102,793
Malaysia - 6.1%
Bandar Raya Developments BHD	1,200,000	691,579
Berjaya Sports Toto BHD	250,500	243,908
Bintulu Port Holdings BHD	879,000	763,342
British American Tobacco (Malaysia) BHD	140,000	1,878,947
Commerce Asset Holding BHD	1,218,800	1,501,048
IOI Corp. BHD	1,348,000	2,820,158
Kuala Lumpur Kepong BHD	800,000	1,347,368
Malayan Banking BHD	680,000	1,914,737
Maxis Communications BHD	1,170,000	2,709,474
Media Prima BHD (a)	1,004,100	441,276
Public Bank BHD (For. Reg.)	2,250,625	4,145,888
SP Setia BHD	1,364,500	1,357,318
Sunrise BHD	1,335,800	1,005,365
Sunway Holdings, Inc. BHD (a)	1,500,000	513,158
Telekom Malaysia BHD	800,000	2,168,421
Tenaga Nasional BHD	300,000	785,526
UMW Holdings BHD	360,000	516,316
WTK Holdings BHD	400,000	652,632
TOTAL MALAYSIA		25,456,461
New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	217,229	845,126
Philippines - 0.7%
Philippine Long Distance Telephone Co. (a)	132,000	2,946,955
Singapore - 4.0%
Ascendas (REIT)	405,000	346,446
Ascendas (REIT) Class A (a)	845,000	722,832
City Developments Ltd. warrants 10/5/06 (a)	76,000	157,444
ComfortDelgro Corp. Ltd.	700,000	509,180
Jaya Holdings Ltd.	2,000,000	1,024,179
Keppel Corp. Ltd.	940,000	3,993,133
Singapore Petroleum Co. Ltd.	1,550,000	2,642,789
United Overseas Bank Ltd.	758,280	6,045,236
Wing Tai Holdings Ltd.	2,468,543	1,285,662
TOTAL SINGAPORE		16,726,901
Taiwan - 12.6%
Asia Optical Co., Inc.	419,861	1,889,930

	Shares	Value
AU Optronics Corp.	3,610,000	$ 4,205,825
Cathay Financial Holding Co. Ltd.	661,000	1,089,026
China Steel Corp.	4,554,000	3,925,631
Chinatrust Financial Holding Co.	1,490,000	1,521,124
E.Sun Financial Holdings Co. Ltd. (a)	3,250,000	1,893,204
EVA Airways Corp.	3,858,000	1,430,150
Far EasTone Telecommunications Co. Ltd.	1,890,000	1,868,314
Formosa Chemicals & Fibre Corp.	2,190,000	3,208,650
Formosa Plastics Corp.	2,219,301	3,081,818
Hon Hai Precision Industries Co. Ltd.	900,084	3,243,904
Hung Poo Construction Corp. (a)	300,000	228,597
Hung Sheng Construction Co. Ltd. (a)	800,000	369,520
Nan Ya Plastics Corp.	2,560,400	3,419,893
Nien Made Enterprise Co. Ltd.	2,220,492	3,240,259
Novatek Microelectronics Corp.	720,000	1,895,852
Optimax Technology Corp.	1,187,774	2,516,026
Powerchip Semiconductor Corp. (a)	5,896,190	4,180,588
President Chain Store Corp.	1,010,000	1,723,448
Sunplus Technology Co. Ltd.	330,000	427,184
Tainan Enterprises Co. Ltd.	1,400,000	1,750,515
Wan Hai Lines Ltd.	1,900,000	1,593,116
Yang Ming Marine Trnsport Corp.	3,450,000	2,872,463
Yuen Foong Yu Paper Manufacturing Co.	2,137,000	943,071
TOTAL TAIWAN		52,518,108
Thailand - 5.0%
Advanced Info Service PCL (For. Reg.)	2,410,000	5,601,259
Aromatics (Thailand) PCL (a)	1,980,000	2,732,357
Banpu PCL (For. Reg.)	1,010,000	3,423,314
National Petrochemical PCL (For. Reg.)	890,000	2,370,173
PTT Exploration & Production PCL (For. Reg.)	80,000	557,802
Siam Cement PCL (For. Reg.)	707,600	4,179,988
Thoresen Thai Agencies PCL (For. Reg.)	2,900,000	2,176,492
TOTAL THAILAND		21,041,385
United Kingdom - 1.5%
HSBC Holdings PLC (Hong Kong) (Reg.)	418,829	6,185,267
TOTAL COMMON STOCKS (Cost $368,862,821)		393,279,874
Preferred Stocks - 2.8%

Convertible Preferred Stocks - 0.2%
Korea (South) - 0.2%
Shinsegae Co. Ltd.	3,800	886,069
Nonconvertible Preferred Stocks - 2.6%
Korea (South) - 2.6%
Hyundai Motor Co. Ltd.	156,170	3,507,632
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Korea (South) - continued
LG Electronics, Inc.	150,950	$ 3,655,667
Samsung Electronics Co. Ltd.	15,370	3,794,735
TOTAL KOREA (SOUTH)		10,958,034
TOTAL PREFERRED STOCKS (Cost $8,818,112)		11,844,103
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.33% (b) (Cost $8,536,265)	8,536,265	8,536,265
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $386,217,198)		413,660,242
NET OTHER ASSETS - 0.7%		2,812,103
NET ASSETS - 100%		$ 416,472,345
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $387,629,682. Net unrealized appreciation aggregated $26,030,560, of which $58,284,093 related to appreciated investment securities and $32,253,533 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2004

CAN-QTLY-0904

1.804819.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.5%
Magna International, Inc. Class A	18,000	$ 1,438,375
Leisure Equipment & Products - 0.5%
Mega Bloks, Inc. (a)	93,000	1,432,868
Mega Bloks, Inc. (a)(d)	4,000	61,629
		1,494,497
Media - 3.8%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	90,000	1,702,840
Astral Media, Inc. Class A (non-vtg.)	71,000	1,510,002
Chum Ltd. Class B (non-vtg.)	55,000	1,148,204
Corus Entertainment, Inc. Class B	79,700	1,446,202
Quebecor, Inc. Class B (sub. vtg.) (a)	60,000	1,225,503
Rogers Communications, Inc. Class B (non-vtg.)	120,000	2,147,677
Thomson Corp.	19,000	644,649
Yellow Pages Income Fund	130,000	1,112,958
		10,938,035
Specialty Retail - 1.0%
RONA, Inc. (a)	140,000	2,885,838
TOTAL CONSUMER DISCRETIONARY		16,756,745
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	239,000	4,949,912
Jean Coutu Group, Inc.:
rights 9/15/04 (a)(d)	105,500	1,483,389
Class A	104,500	1,463,825
Loblaw Companies Ltd.	52,000	2,437,164
Shoppers Drug Mart Corp. (a)	90,000	2,312,206
		12,646,496
Food Products - 0.3%
Saputo, Inc.	39,000	940,049
TOTAL CONSUMER STAPLES		13,586,545
ENERGY - 16.5%
Energy Equipment & Services - 4.1%
CCS Income Trust	95,000	2,140,493
CHC Helicopter Corp. Class A (sub. vtg.)	125,000	4,203,498
Pason Systems, Inc.	80,000	2,043,257
Precision Drilling Corp. (a)	44,000	2,184,691
Savanna Energy Services Corp. (a)	151,700	1,375,200
Savanna Energy Services Corp. (a)(d)	3,800	34,448
		11,981,587
Oil & Gas - 12.4%
EnCana Corp.	245,016	10,856,831
Penn West Petroleum Ltd.	85,000	4,285,010

	Shares	Value
Petro-Canada	125,000	$ 5,835,057
PetroKazakhstan, Inc. (d)	7,000	220,651
PetroKazakhstan, Inc. Class A	67,000	2,111,943
Suncor Energy, Inc.	25,000	721,836
Talisman Energy, Inc.	390,000	9,256,724
Thunder Energy, Inc. (a)	125,000	645,101
TransCanada Corp.	99,000	1,984,841
		35,917,994
TOTAL ENERGY		47,899,581
FINANCIALS - 34.1%
Capital Markets - 0.6%
GMP Capital Corp.	150,000	1,833,741
GMP Capital Corp. (d)	5,700	69,682
		1,903,423
Commercial Banks - 22.5%
Bank of Montreal, Quebec	290,000	12,086,515
Bank of Nova Scotia	340,000	9,361,670
Canadian Imperial Bank of Commerce	305,700	15,243,026
National Bank of Canada	220,000	7,408,087
Royal Bank of Canada	160,000	7,402,671
Toronto-Dominion Bank	420,000	13,997,367
		65,499,336
Diversified Financial Services - 3.4%
Brascan Corp. Class A (ltd. vtg.)	41,000	1,126,131
Power Corp. of Canada (sub. vtg.)	340,000	7,353,771
TSX Group, Inc.	40,000	1,436,901
		9,916,803
Insurance - 7.2%
Great-West Lifeco, Inc.	86,000	3,328,719
Industrial Alliance Life Insurance Co.	54,000	1,920,316
Manulife Financial Corp.	178,000	7,124,017
Sun Life Financial, Inc.	305,001	8,466,832
		20,839,884
Thrifts & Mortgage Finance - 0.4%
Home Capital Group, Inc. Class B (sub. vtg.)	75,000	1,269,513
TOTAL FINANCIALS		99,428,959
HEALTH CARE - 1.3%
Biotechnology - 1.3%
Angiotech Pharmaceuticals, Inc. (a)	215,300	3,822,516
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.)	620,000	1,557,871
CAE, Inc.	260,000	1,242,054
		2,799,925
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.9%
Transat A.T., Inc. (a)	275,000	$ 4,220,425
WestJet Airlines Ltd. (a)	142,500	1,425,804
		5,646,229
Commercial Services & Supplies - 0.8%
MacDonald Dettwiler & Associates Ltd. (a)	65,000	1,256,724
Quebecor World, Inc. (sub. vtg.)	55,000	1,213,993
		2,470,717
Construction & Engineering - 0.4%
SNC-Lavalin Group, Inc.	30,000	1,105,661
Marine - 0.4%
CP Ships Ltd.	73,000	1,217,536
Road & Rail - 3.5%
Canadian National Railway Co.	169,150	7,586,777
Mullen Transportation, Inc.	37,000	1,155,163
TransForce Income Fund	175,000	1,448,185
		10,190,125
Trading Companies & Distributors - 1.0%
Finning International, Inc.	52,000	1,283,130
Russel Metals, Inc.	150,000	1,295,467
Russel Metals, Inc. (d)	25,000	287,000
		2,865,597
TOTAL INDUSTRIALS		26,295,790
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 4.1%
Mitec Telecom, Inc. (a)	400,100	502,665
Mitec Telecom, Inc. (a)(d)	50,000	83,500
Nortel Networks Corp. (a)	1,739,100	6,365,113
Research in Motion Ltd. (a)	80,000	4,947,151
		11,898,429
Electronic Equipment & Instruments - 1.5%
Celestica, Inc. (sub. vtg.) (a)	193,000	3,290,111
Dalsa Corp. (a)	55,000	831,672
Dalsa Corp. (a)(d)	12,400	187,504
		4,309,287
Internet Software & Services - 1.0%
Open Text Corp. (a)	123,000	3,130,404
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	21,500	1,115,850
CGI Group, Inc. Class A (sub. vtg.) (a)	570,000	3,794,997
		4,910,847

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.3%
ATI Technologies, Inc. (a)	187,200	$ 2,992,665
Tundra Semiconductor Corp. Ltd. (a)	59,000	781,636
Tundra Semiconductor Corp. Ltd. (a)(d)	4,300	56,967
		3,831,268
Software - 1.1%
Cognos, Inc. (a)	60,000	2,029,415
Workbrain Corp.	101,100	1,140,869
		3,170,284
TOTAL INFORMATION TECHNOLOGY		31,250,519
MATERIALS - 11.3%
Chemicals - 0.6%
Potash Corp. of Saskatchewan	18,000	1,736,287
Metals & Mining - 9.9%
Aber Diamond Corp. (a)	37,000	1,111,740
Alcan, Inc.	212,000	8,385,902
Cameco Corp.	42,000	2,465,812
Falconbridge Ltd.	101,000	2,324,311
Gabriel Resources Ltd. (a)	330,000	325,221
Gabriel Resources Ltd. (a)(d)	60,000	59,131
Gerdau AmeriSteel Corp. (a)	280,000	1,253,338
Inco Ltd. (a)	90,000	2,984,540
Inmet Mining Corp. (a)	140,000	2,006,395
Meridian Gold, Inc. (a)	85,000	1,131,202
Placer Dome, Inc.	142,000	2,260,463
SouthernEra Resources Ltd. (a)	82,100	203,822
Wheaton River Minerals Ltd. (a)	1,750,000	4,410,382
		28,922,259
Paper & Forest Products - 0.8%
Canfor Corp.	120,000	1,381,230
Cascades, Inc.	90,000	947,903
		2,329,133
TOTAL MATERIALS		32,987,679
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.0%
BCE, Inc.	310,000	6,525,334
TELUS Corp. (non-vtg.)	130,000	2,239,609
		8,764,943
Wireless Telecommunication Services - 0.9%
Telesystem International Wireless, Inc. (a)	235,000	2,489,223
TOTAL TELECOMMUNICATION SERVICES		11,254,166
UTILITIES - 0.7%
Electric Utilities - 0.7%
Fortis, Inc.	48,000	2,148,580
TOTAL COMMON STOCKS (Cost $233,766,096)		285,431,080
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b)	5,415,953	$ 5,415,953
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	1,150,800	1,150,800
TOTAL MONEY MARKET FUNDS (Cost $6,566,753)		6,566,753
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $240,332,849)		291,997,833
NET OTHER ASSETS - (0.3)%		(857,847)
NET ASSETS - 100%		$ 291,139,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,543,901 or 0.9% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $241,160,341. Net unrealized appreciation aggregated $50,837,492, of which $58,706,999 related to appreciated investment securities and $7,869,507 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2004

PAF-QTLY-0904

1.804825.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 12.7%
AMP Ltd.	325,806	$ 1,433,946
Australia & New Zealand Banking Group Ltd.	501,950	6,363,329
BHP Billiton Ltd.	726,230	6,710,365
Billabong International Ltd.	330,967	1,886,457
CSL Ltd.	284,138	5,083,998
DCA Group Ltd.	560,000	1,088,865
Fosters Group Ltd.	611,339	1,986,869
Lion Nathan Ltd.	429,700	2,102,347
Macquarie Airports Fund	1,021,238	1,612,931
Macquarie Bank Ltd.	52,998	1,228,408
National Australia Bank Ltd.	118,072	2,224,004
News Corp. Ltd.	712,897	6,041,802
Promina Group Ltd.	762,821	2,115,076
Publishing & Broadcasting Ltd.	330,829	3,135,043
QBE Insurance Group Ltd.	255,117	2,234,911
Ramsay Health Care Ltd.	250,588	1,032,534
Southcorp Ltd.	470,307	1,033,313
St. George Bank Ltd.	77,000	1,148,566
United Group Ltd.	705,300	2,643,756
Wesfarmers Ltd.	67,634	1,399,583
Westfield Group unit (a)	193,278	2,055,423
Westpac Banking Corp.	144,916	1,714,046
TOTAL AUSTRALIA		56,275,572
Bermuda - 0.1%
Clear Media Ltd. (a)	620,000	429,234
China - 1.8%
China Petroleum & Chemical Corp. (H Shares)	1,982,000	785,070
China Telecom Corp. Ltd. sponsored ADR	55,940	1,862,802
Global Bio-Chem Technology Group Co. Ltd.	1,772,000	1,374,445
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	221,500	19,026
People's Food Holdings Ltd.	2,420,000	1,549,070
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,308,470
Yanzhou Coal Mining Co. Ltd. (H Shares)	856,000	1,037,084
TOTAL CHINA		7,935,967
Hong Kong - 4.8%
China Merchants Holdings International Co. Ltd.	758,000	1,064,122
CNOOC Ltd. sponsored ADR	50,000	2,401,500
Esprit Holdings Ltd.	1,098,500	4,886,948
Giordano International Ltd.	2,930,000	1,774,915
Hengan International Group Co. Ltd.	1,498,000	917,051
Hong Kong Exchanges & Clearing Ltd.	656,000	1,354,060
Hutchison Whampoa Ltd.	178,000	1,203,790
Kingboard Chemical Holdings Ltd.	534,000	989,276
Sun Hung Kai Properties Ltd.	216,000	1,827,704

	Shares	Value
Techtronic Industries Co. Ltd.	2,140,000	$ 3,182,585
Television Broadcasts Ltd.	391,000	1,609,126
TOTAL HONG KONG		21,211,077
India - 1.0%
Bank of Baroda	323,750	1,136,075
Infosys Technologies Ltd.	84,376	2,827,092
Matrix Laboratories Ltd.	15,500	476,333
TOTAL INDIA		4,439,500
Indonesia - 1.1%
PT Indosat Tbk	4,913,285	2,216,695
PT Panin Life Tbk	53,000,000	579,677
PT Telkomunikasi Indonesia Tbk	2,570,000	2,178,437
TOTAL INDONESIA		4,974,809
Japan - 60.5%
Aeon Co. Ltd.	44,200	1,518,450
Aeon Credit Service Ltd.	68,600	4,213,661
Aiful Corp.	23,600	2,224,273
Aisin Seiki Co. Ltd.	203,300	4,451,958
Alfresa Holdings Corp.	60,400	3,286,299
Asahi Broadcasting Corp.	340	22,015
Bookoff Corp.	73,000	1,109,492
Bridgestone Corp.	261,000	4,717,928
C&S Co. Ltd.	124,800	3,002,293
Canon, Inc.	208,000	10,192,000
Casio Computer Co. Ltd.	153,000	2,076,325
Chugai Pharmaceutical Co. Ltd.	199,800	3,142,679
Dentsu, Inc.	744	1,900,229
Diamond Lease Co. Ltd.	63,000	2,362,606
Don Quijote Co. Ltd.	63,400	3,540,753
East Japan Railway Co.	1,323	7,222,096
Fast Retailing Co. Ltd.	55,800	3,939,296
Fuji Fire & Marine Insurance Co. Ltd.	318,000	998,084
Fuji Photo Film Co. Ltd.	65,000	1,952,426
Fuji Seal, Inc.	52,300	2,365,835
Fujitsu Ltd.	340,000	2,109,807
Fukuoka City Bank Ltd.	109,000	317,604
Fullcast Co. Ltd.	531	1,131,769
H.I.S. Co. Ltd.	128,600	3,631,494
Hamakyorex Co. Ltd.	37,000	1,211,206
Hankyu Department Stores, Inc.	70,000	518,728
Honda Motor Co. Ltd.	154,300	7,489,722
Hoya Corp.	44,400	4,571,968
Ito Yokado Ltd.	136,000	5,295,921
JAFCO Co. Ltd.	37,300	2,277,683
Japan Retail Fund Investment Corp.	324	2,258,195
Kao Corp.	51,000	1,265,884
KDDI Corp.	970	4,963,622
Konica Minolta Holdings, Inc.	188,000	2,463,384
Kose Corp.	49,100	1,801,592
Kyocera Corp.	30,700	2,374,387
Lawson, Inc.	83,700	3,251,801
Common Stocks - continued
	Shares	Value
Japan - continued
Matsushita Electric Industrial Co. Ltd.	263,000	$ 3,539,980
Millea Holdings, Inc.	386	5,693,062
Mitsubishi Estate Co. Ltd.	168,000	1,914,259
Mitsubishi Securities Co. Ltd.	262,000	3,037,169
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	981	8,887,860
Mitsui & Co. Ltd.	275,000	2,065,066
Mizuho Financial Group, Inc.	1,877	7,123,468
Nihon Trim Co. Ltd.	650	48,518
Nintendo Co. Ltd.	22,600	2,520,257
Nippon Chemi-con Corp.	304,000	1,454,454
Nippon Oil Corp.	413,000	2,544,224
Nippon Shinpan Co. Ltd.	532,000	1,822,852
Nippon Telegraph & Telephone Corp.	976	4,805,824
Nishi-Nippon Bank Ltd.	111,000	461,190
Nishimatsuya Chain Co. Ltd.	67,600	2,340,573
NOK Corp.	40,500	1,223,796
Nomura Holdings, Inc.	87,000	1,200,600
Nomura Research Institute Ltd.	29,400	2,752,408
ORIX Corp.	43,700	4,731,759
Otsuka Kagu Ltd.	66,000	1,768,785
Rengo Co. Ltd.	599,000	2,790,431
Ricoh Co. Ltd.	242,000	4,722,694
Rinnai Corp.	65,200	1,929,115
Riso Kyoiku Co. Ltd.	1,830	2,567,382
Ryohin Keikaku Co. Ltd.	84,100	3,804,335
SFCG Co. Ltd.	22,780	4,636,102
Shimachu Co. Ltd.	9,200	222,564
Shinko Electric Industries Co.Ltd.	34,600	1,033,068
Sony Corp.	50,900	1,763,685
STB Leasing Co. Ltd.	8,400	181,303
Sumisho Lease Co. Ltd.	43,100	1,472,908
Sumitomo Corp.	228,000	1,595,252
Sumitomo Forestry Co. Ltd.	325,000	3,282,297
Sumitomo Mitsui Financial Group, Inc.	1,349	8,140,465
Sumitomo Osaka Cement Co. Ltd.	1,022,000	2,573,497
Sumitomo Realty & Development Co. Ltd.	172,000	1,962,930
Takeda Pharmaceutical Industries Ltd.	127,100	5,955,223
Teraoka Seisakusho Co. Ltd.	23,000	219,254
Terumo Corp.	80,000	1,942,533
Tokyo Electric Power Co.	181,500	4,121,476
Toray Industries, Inc.	499,000	2,369,459
Toyota Motor Corp.	516,800	20,671,998
Tv Asahi Corp.	1,263	2,180,817
UFJ Holdings, Inc. (a)	340	1,366,788
USS Co. Ltd.	57,480	4,652,367
Yamanouchi Pharmaceutical Co. Ltd.	152,900	5,252,736
Yamato Transport Co. Ltd.	313,000	4,990,773
TOTAL JAPAN		267,511,021
Korea (South) - 3.5%
Amorepacific Corp.	13,970	2,491,006
Hana Bank	89,630	1,705,774

	Shares	Value
Interflex Co. Ltd.	48,012	$ 981,642
Kia Motors Corp.	202,980	1,583,470
LG Corp.	89,090	1,298,354
Samsung Electronics Co. Ltd.	14,170	5,065,485
Shinsegae Co. Ltd.	9,510	2,221,581
TOTAL KOREA (SOUTH)		15,347,312
Malaysia - 1.3%
Maxis Communications BHD	1,069,900	2,477,663
Public Bank BHD (For. Reg.)	1,880,956	3,464,919
TOTAL MALAYSIA		5,942,582
New Zealand - 0.9%
Carter Holt Harvey Ltd.	740,144	1,039,826
Telecom Corp. of New Zealand Ltd.	674,200	2,622,964
The Warehouse Group Ltd.	88,961	251,093
TOTAL NEW ZEALAND		3,913,883
Philippines - 1.0%
Philippine Long Distance Telephone Co. (a)	53,000	1,183,247
Philippine Long Distance Telephone Co. sponsored ADR (a)	140,000	3,137,400
TOTAL PHILIPPINES		4,320,647
Singapore - 1.8%
CapitaLand Ltd.	1,145,000	1,046,088
ComfortDelgro Corp. Ltd.	1,376,000	1,000,902
DBS Group Holdings Ltd.	112,000	1,010,213
Great Eastern Holdings Ltd.	143,000	965,288
HTL International Holdings Ltd.	1,991,000	1,401,909
Oversea-Chinese Banking Corp. Ltd.	140,000	1,042,800
Singapore Telecommunications Ltd.	1,139,000	1,517,827
TOTAL SINGAPORE		7,985,027
Taiwan - 3.4%
Chinatrust Financial Holding Co.	1,619,000	1,652,818
Far EasTone Telecommunications Co. Ltd.	1,087,000	1,074,528
Fubon Financial Holding Co. Ltd.	2,286,016	1,883,155
High Tech Computer Corp.	232,000	819,064
Hon Hai Precision Industries Co. Ltd.	764,000	2,753,457
Merry Electronics Co. Ltd.	1,469,892	3,178,496
Taishin Financial Holdings Co. Ltd.	4,812,000	3,680,847
TOTAL TAIWAN		15,042,365
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	1,045,500	2,429,924
Bangkok Bank Ltd. PCL (For. Reg.) (a)	493,500	1,135,032
Siam Cement PCL (For. Reg.)	179,200	1,058,584
TelecomAsia Corp. PCL (a)	1	0
TelecomAsia Corp. PCL rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		4,623,540
Common Stocks - continued
	Shares	Value
United Kingdom - 0.1%
Astro All Asia Networks PLC	180,800	$ 217,912
TOTAL COMMON STOCKS (Cost $386,510,212)		420,170,448
Nonconvertible Preferred Stocks - 0.4%

Korea (South) - 0.4%
LG Electronics, Inc.	9,350	226,436
Samsung Electronics Co. Ltd.	6,330	1,562,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,312,300)		1,789,264
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 1.33% (b)	15,613,397	15,613,397
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	21,322,814	21,322,814
TOTAL MONEY MARKET FUNDS (Cost $36,936,211)		36,936,211
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $425,758,723)		458,895,923
NET OTHER ASSETS - (3.8)%		(16,861,391)
NET ASSETS - 100%		$ 442,034,532
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $428,490,631. Net unrealized appreciation aggregated $30,405,292, of which $52,083,213 related to appreciated investment securities and $21,677,921 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2004

ECA-QTLY-0904

1.804821.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.9%
	Shares	Value
Canada - 0.3%
Telesystem International Wireless, Inc. (a)	118,000	$ 1,249,908
Denmark - 3.5%
Coloplast AS Series B	47,700	4,589,357
Novo Nordisk AS Series B	103,900	5,275,476
TDC AS	124,690	4,052,697
TOTAL DENMARK		13,917,530
Finland - 0.6%
Comptel Oyj	225,225	533,475
F-Secure Oyj (a)	1,051,400	2,022,641
TOTAL FINLAND		2,556,116
France - 11.9%
Alcatel SA sponsored ADR (a)	90,000	1,164,600
Assurances Generales France SA (Bearer)	28,500	1,679,082
BNP Paribas SA	44,000	2,559,466
Casino Guichard Perrachon et Compagnie	27,400	2,227,041
CNP Assurances	43,000	2,419,609
France Telecom SA	92,572	2,289,306
France Telecom SA sponsored ADR	61,900	1,530,787
L'Air Liquide SA	12,100	1,956,765
L'Oreal SA	66,000	4,725,596
NRJ Group	182,005	3,720,173
Pernod-Ricard	42,075	5,033,593
Rhodia SA	1,116,433	1,503,424
SEB SA	35,250	3,753,000
Total SA sponsored ADR	103,400	10,065,990
Vivendi Universal SA (a)	77,600	1,930,688
TOTAL FRANCE		46,559,120
Germany - 10.9%
Adidas-Salomon AG	22,500	2,672,554
Allianz AG (Reg.)	55,471	5,355,653
DAB Bank AG (a)	541,534	3,294,634
Deutsche Boerse AG	205,010	9,978,068
Deutsche Telekom AG (Reg.) (a)	200,100	3,335,667
Freenet.de AG (a)	52,800	984,003
Fresenius Medical Care AG	47,600	3,457,377
Puma AG	4,800	1,131,113
RWE AG	88,300	4,321,017
SAP AG	15,700	2,512,628
Siemens AG (Reg.)	62,844	4,414,163
Sixt AG	81,560	1,117,926
TOTAL GERMANY		42,574,803
Greece - 1.6%
Greek Organization of Football Prognostics SA	253,280	4,860,318
STET Hellas Telecommunications SA ADR	85,800	1,404,546
TOTAL GREECE		6,264,864

	Shares	Value
Israel - 0.3%
Emblaze Ltd. (a)	770,300	$ 1,357,165
Italy - 4.0%
Banca Intesa Spa	483,103	1,789,626
Bulgari Spa	206,700	2,027,970
ENI Spa	296,981	6,101,178
Fiat Spa (a)	493,400	3,880,380
Mediaset Spa	164,700	1,755,708
TOTAL ITALY		15,554,862
Luxembourg - 0.3%
Millicom International Cellular SA unit (a)	60,700	1,043,906
Netherlands - 7.3%
ASML Holding NV (NY Shares) (a)	59,100	839,811
Completel Europe NV (a)	114,400	2,785,364
Hagemeyer NV (a)	929,800	2,068,198
ING Groep NV (Certificaten Van Aandelen)	215,598	4,982,470
Koninklijke KPN NV	434,100	3,204,712
Koninklijke Philips Electronics NV	23,400	566,982
Koninklijke Philips Electronics NV (NY Shares)	39,900	966,777
Royal Dutch Petroleum Co. (Hague Registry)	165,000	8,299,500
Wolters Kluwer NV (Certificaten Van Aandelen)	291,600	4,901,462
TOTAL NETHERLANDS		28,615,276
Norway - 2.8%
TANDBERG Television ASA (a)	1,578,900	10,915,819
Portugal - 1.3%
Media Capital SGPS SA	329,557	1,525,535
Portugal Telecom SGPS SA sponsored ADR	86,300	883,712
PT Multimedia SGPS SA	127,300	2,738,228
TOTAL PORTUGAL		5,147,475
Russia - 0.6%
OAO Gazprom sponsored ADR	38,000	1,121,000
Vimpel Communications sponsored ADR (a)	14,100	1,233,045
TOTAL RUSSIA		2,354,045
Spain - 1.7%
Corporacion Mapfre SA (Reg.)	120,600	1,380,432
Grupo Auxiliar Metalurgico SA (Gamesa)	110,500	1,551,801
Repsol YPF SA	170,200	3,625,260
TOTAL SPAIN		6,557,493
Sweden - 4.1%
D. Carnegie & Co. AB	156,700	1,281,096
Modern Times Group AB (MTG) (B Shares) (a)	140,300	2,367,154
OMHEX AB (a)	117,450	1,266,252
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandia Foersaekrings AB	1,068,200	$ 4,161,240
Song Networks Holding AB (a)	462,500	2,585,044
Tele2 AB (B Shares)	42,600	1,692,811
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,009,600	2,696,642
TOTAL SWEDEN		16,050,239
Switzerland - 6.5%
Actelion Ltd. (Reg.) (a)	34,600	3,301,991
Micronas Semiconductor Holding AG (a)	28,700	1,191,913
Novartis AG sponsored ADR	144,500	6,453,370
Phonak Holding AG	113,100	3,244,672
Roche Holding AG (participation certificate)	112,200	11,079,859
TOTAL SWITZERLAND		25,271,805
Turkey - 0.9%
Turkcell Iletisim Hizmet AS sponsored ADR	120,500	3,592,105
United Kingdom - 28.4%
3i Group PLC	221,700	2,305,280
Amlin PLC	847,300	2,360,753
Axis Shield PLC (a)	337,300	1,090,276
BP PLC sponsored ADR	170,400	9,603,744
British Sky Broadcasting Group PLC (BSkyB)	308,800	3,399,347
BT Group PLC	1,299,400	4,501,121
Corin Group PLC	416,200	2,042,597
Dixons Group PLC	2,155,300	6,299,479
Easynet Group PLC (a)	1,447,124	2,174,110
GlaxoSmithKline PLC sponsored ADR	143,100	5,859,945
Hilton Group PLC	1,127,900	5,355,707
ITV PLC	2,044,059	3,889,839
Lastminute.com PLC (a)	361,100	861,431
London Stock Exchange PLC	344,057	2,230,500
Maiden Group PLC	297,300	1,272,286
N Brown Group PLC	937,100	1,813,163
NDS Group PLC sponsored ADR (a)	106,900	2,421,285
Next PLC	92,300	2,516,201
Prudential PLC	363,100	2,998,647
Reckitt Benckiser PLC	98,600	2,700,515
Reuters Group PLC	299,579	1,775,760
Shell Transport & Trading Co. PLC ADR	180,000	7,884,000
Shire Pharmaceuticals Group PLC (a)	571,800	5,066,148
SkyePharma PLC (a)	914,200	928,128
Ted Baker PLC	520,400	3,828,605
Unilever PLC	222,400	1,993,260
Vodafone Group PLC	5,964,000	12,959,771
Vodafone Group PLC sponsored ADR	78,100	1,697,113
Warner Chilcott PLC	365,700	3,995,748
William Hill PLC	237,700	2,233,576

	Shares	Value
Woolworths Group PLC	2,214,600	$ 1,724,064
Wyevale Garden Centres PLC	187,800	1,214,076
TOTAL UNITED KINGDOM		110,996,475
United States of America - 0.9%
Synthes, Inc.	7,250	713,115
Telewest Global, Inc. (a)	238,161	2,691,219
TOTAL UNITED STATES OF AMERICA		3,404,334
TOTAL COMMON STOCKS (Cost $314,092,250)		343,983,340
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
ITV PLC (a)	193,482	158,553
Nonconvertible Preferred Stocks - 1.8%
Germany - 1.8%
Fresenius AG	24,700	1,829,400
Fresenius Medical Care AG	31,000	1,601,614
Porsche AG (non-vtg.)	5,232	3,382,192
TOTAL GERMANY		6,813,206
TOTAL PREFERRED STOCKS (Cost $5,569,672)		6,971,759
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 1.33% (b)	38,454,564	38,454,564
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	12,599,110	12,599,110
TOTAL MONEY MARKET FUNDS (Cost $51,053,674)		51,053,674
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $370,715,596)		402,008,773
NET OTHER ASSETS - (2.8)%		(10,884,609)
NET ASSETS - 100%		$ 391,124,164
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $371,951,909. Net unrealized appreciation aggregated $30,056,864, of which $47,320,360 related to appreciated investment securities and $17,263,496 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2004

OVE-QTLY-0904

1.804876.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.9%
CSL Ltd.	1,409,544	$ 25,220,556
Newcrest Mining Ltd.	302,656	3,021,030
News Corp. Ltd. sponsored ADR	1,423,100	45,211,887
TOTAL AUSTRALIA		73,453,473
Belgium - 0.2%
Fortis	433,100	9,331,621
Bermuda - 0.1%
Golar LNG Ltd. (a)	206,600	2,974,484
Brazil - 2.2%
Aracruz Celulose SA sponsored ADR	366,600	12,684,360
Banco Bradesco SA sponsored ADR	156,200	7,199,258
Banco Itau Holding Financeira SA sponsored ADR	159,300	7,366,032
Companhia Vale do Rio Doce sponsored ADR	152,000	8,192,800
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	426,400	12,195,040
Petroleo Brasileiro SA Petrobras sponsored ADR	97,800	2,765,784
Tele Norte Leste Participacoes SA ADR	573,400	7,488,604
Telebras sponsored ADR	252,200	7,278,492
Uniao de Bancos Brasileiros SA (Unibanco) GDR	352,900	7,661,459
Votorantim Celulose e Papel SA sponsored ADR	353,900	12,655,464
TOTAL BRAZIL		85,487,293
Canada - 4.4%
Agnico-Eagle Mines Ltd.	200,100	2,643,412
Angiotech Pharmaceuticals, Inc. (a)	196,900	3,495,836
Bombardier, Inc. Class B (sub. vtg.)	1,939,300	4,872,870
Canadian Natural Resources Ltd.	457,800	15,239,910
Celestica, Inc. (sub. vtg.) (a)	283,200	4,827,769
EnCana Corp.	1,090,200	48,307,527
Kinross Gold Corp. (a)	1,969,210	10,458,998
Meridian Gold, Inc. (a)	240,900	3,205,959
Petro-Canada	53,600	2,502,073
Precision Drilling Corp. (a)	188,800	9,374,309
Talisman Energy, Inc.	2,454,000	58,246,154
Tembec, Inc. (a)	596,900	4,872,195
Wheaton River Minerals Ltd. (a)	1,735,700	4,374,343
TOTAL CANADA		172,421,355
China - 0.7%
BYD Co. Ltd. (H Shares)	1,422,500	4,066,917
China Telecom Corp. Ltd. sponsored ADR	399,240	13,294,692
Global Bio-Chem Technology Group Co. Ltd.	8,434,000	6,541,798

	Shares	Value
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,054,250	$ 90,558
People's Food Holdings Ltd.	3,432,000	2,196,863
TOTAL CHINA		26,190,828
Denmark - 1.1%
Coloplast AS Series B	56,100	5,397,545
Danske Bank AS	337,550	7,764,381
Novo Nordisk AS Series B	226,500	11,500,437
TDC AS	563,200	18,305,229
TOTAL DENMARK		42,967,592
Finland - 0.4%
Nokia Corp.	1,353,310	15,725,462
France - 9.4%
Accor SA	279,106	11,839,372
Alcatel SA sponsored ADR (a)	1,569,000	20,302,860
Assurances Generales France SA (Bearer)	104,400	6,150,742
AXA SA	1,370,760	28,100,580
BNP Paribas SA	726,498	42,260,166
Business Objects SA sponsored ADR (a)	318,500	6,784,050
Credit Agricole SA	244,400	5,759,545
Dassault Systemes SA	227,047	10,168,876
France Telecom SA	1,368,983	33,854,950
L'Oreal SA	313,316	22,433,408
Pernod-Ricard	186,300	22,287,782
Peugeot Citroen SA	95,100	5,482,770
Sanofi-Synthelabo SA sponsored ADR	999,600	33,036,780
Television Francaise 1 SA	201,200	5,730,915
Total SA Series B	595,669	115,976,754
TOTAL FRANCE		370,169,550
Germany - 9.2%
Adidas-Salomon AG	150,999	17,935,685
Allianz AG (Reg.)	676,800	65,344,164
BASF AG	576,278	30,698,329
Bayerische Motoren Werke AG (BMW)	549,914	24,411,102
Deutsche Bank AG (NY Shares)	114,100	7,929,950
Deutsche Boerse AG	268,546	13,070,437
Deutsche Telekom AG sponsored ADR (a)	7,900,300	131,698,001
E.ON AG	144,591	10,287,650
Fresenius Medical Care AG	188,851	13,716,997
Infineon Technologies AG sponsored ADR (a)	366,100	4,012,456
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	120,700	11,577,964
RWE AG	326,999	16,001,907
Siemens AG sponsored ADR	202,100	14,195,504
TOTAL GERMANY		360,880,146
Common Stocks - continued
	Shares	Value
Greece - 0.3%
Cosmote Mobile Telecommunications SA	322,200	$ 5,191,122
Greek Organization of Football Prognostics SA	261,790	5,023,621
TOTAL GREECE		10,214,743
Hong Kong - 1.2%
Esprit Holdings Ltd.	448,500	1,995,263
Hong Kong Exchanges & Clearing Ltd.	4,078,000	8,417,464
Hutchison Whampoa Ltd.	1,834,300	12,405,121
Techtronic Industries Co. Ltd.	12,624,000	18,774,274
Television Broadcasts Ltd.	1,037,000	4,267,681
TOTAL HONG KONG		45,859,803
India - 2.7%
Bank of Baroda	1,000,776	3,511,836
Cipla Ltd.	2,284,618	12,296,483
Dr. Reddy's Laboratories Ltd.	322,800	5,291,233
Housing Development Finance Corp. Ltd.	2,136,540	26,540,283
I-Flex Solutions Ltd.	858,272	9,801,683
Infosys Technologies Ltd.	523,024	17,524,378
Reliance Industries Ltd.	745,900	7,865,211
Satyam Computer Services Ltd.	2,437,918	17,832,846
State Bank of India	363,400	3,654,222
Wipro Ltd.	172,434	2,033,765
TOTAL INDIA		106,351,940
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	28,402,500	3,883,083
Italy - 0.3%
ENI Spa	654,342	13,442,802
Japan - 16.8%
Advantest Corp.	129,100	7,569,873
Aeon Co. Ltd.	208,900	7,176,564
Canon, Inc.	470,000	23,030,000
Daiwa Securities Group, Inc.	2,980,000	19,590,629
FamilyMart Co. Ltd.	533,800	15,601,870
Honda Motor Co. Ltd.	412,700	20,032,458
Ito Yokado Ltd.	1,128,600	43,948,360
JAFCO Co. Ltd.	478,000	29,188,542
KDDI Corp.	7,502	38,388,758
Kyocera Corp.	265,600	20,541,931
Millea Holdings, Inc.	1,021	15,058,591
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	4,189	37,952,339
Mizuho Financial Group, Inc.	10,744	40,774,926
Murata Manufacturing Co. Ltd.	350,200	17,416,304
Nikko Cordial Corp.	6,286,000	28,548,316
Nippon System Development Co. Ltd.	205,300	3,775,696
Nitto Denko Corp.	213,900	8,964,198
Nomura Holdings, Inc.	3,535,000	48,782,999
Nomura Research Institute Ltd.	40,600	3,800,944
Oriental Land Co. Ltd.	78,500	4,906,471
ORIX Corp.	178,800	19,360,151

	Shares	Value
Rohm Co. Ltd.	124,900	$ 13,389,163
Seiyu Ltd. (a)	2,256,000	6,147,471
SMC Corp.	73,600	7,214,713
Softbank Corp.	189,700	6,687,567
Sumitomo Electric Industries Ltd.	1,643,000	15,662,395
Sumitomo Mitsui Financial Group, Inc.	9,640	58,172,039
TDK Corp.	198,000	13,711,048
Tokyo Electron Ltd.	412,300	20,208,058
Toyota Motor Corp.	1,218,700	48,747,999
UFJ Holdings, Inc. (a)	3,212	12,912,127
TOTAL JAPAN		657,262,500
Korea (South) - 2.6%
Honam Petrochemical Corp.	375,960	13,504,259
Kookmin Bank (a)	345,470	9,521,523
LG Electronics, Inc.	501,910	20,954,143
LG Petrochemical Co. Ltd.	67,550	1,421,648
Samsung Electro-Mechanics Co. Ltd. (a)	368,790	8,899,644
Samsung Electronics Co. Ltd.	116,990	41,821,527
Shinhan Financial Group Co. Ltd.	528,110	7,719,050
TOTAL KOREA (SOUTH)		103,841,794
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	2,942,450	5,420,303
Netherlands - 4.9%
Aegon NV	149,000	1,692,969
ASML Holding NV (a)	3,823,905	54,337,690
EADS NV	217,500	5,988,605
ING Groep NV (Certificaten Van Aandelen)	1,605,564	37,104,584
Koninklijke Ahold NV (a)	953,500	7,208,460
Koninklijke KPN NV	1,675,133	12,366,550
Unilever NV (NY Shares)	458,000	28,089,140
VNU NV	1,056,239	27,875,819
Wolters Kluwer NV (Certificaten Van Aandelen)	1,025,044	17,229,814
TOTAL NETHERLANDS		191,893,631
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	106,100	2,284,333
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	891,173	9,129,196
Russia - 0.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	156,950	8,035,840
Lukoil Oil Co. sponsored ADR	80,500	8,774,500
OAO Gazprom sponsored ADR	280,300	8,268,850
YUKOS Corp. sponsored ADR	275,271	4,335,518
TOTAL RUSSIA		29,414,708
South Africa - 0.4%
Anglogold Ashanti Ltd. sponsored ADR	144,600	4,741,434
Common Stocks - continued
	Shares	Value
South Africa - continued
Harmony Gold Mining Co. Ltd. sponsored ADR	383,400	$ 4,202,064
MTN Group Ltd.	1,819,120	7,816,860
TOTAL SOUTH AFRICA		16,760,358
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	375,300	4,946,454
Banco Popular Espanol SA (Reg.)	337,000	18,128,288
Banco Santander Central Hispano SA	2,332,016	22,060,871
Telefonica SA	2,790,310	40,617,613
TOTAL SPAIN		85,753,226
Sweden - 1.0%
Skandia Foersaekrings AB	717,000	2,793,118
Skandinaviska Enskilda Banken AB (A Shares)	544,600	7,343,735
Telefonaktiebolaget LM Ericsson ADR (a)	1,022,800	27,318,988
TOTAL SWEDEN		37,455,841
Switzerland - 7.2%
ABB Ltd. (Switzerland) (Reg.) (a)	2,675,338	14,431,370
Actelion Ltd. (Reg.) (a)	47,246	4,508,840
Adecco SA	295,010	13,679,621
Compagnie Financiere Richemont unit	602,090	15,534,016
Credit Suisse Group (Reg.)	1,052,310	33,810,720
Nestle SA (Reg.)	125,534	32,044,979
Novartis AG (Reg.)	1,509,550	67,416,503
Roche Holding AG (participation certificate)	468,700	46,284,582
UBS AG (Reg.)	793,836	53,004,430
TOTAL SWITZERLAND		280,715,061
Taiwan - 1.9%
High Tech Computer Corp.	858,000	3,029,126
Hon Hai Precision Industries Co. Ltd.	3,690,000	13,298,764
Quanta Computer, Inc.	5,923,609	9,585,128
Taishin Financial Holdings Co. Ltd.	3,369,000	2,577,052
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	615,300	4,380,936
United Microelectronics Corp. (a)	45,556,560	29,084,359
United Microelectronics Corp. sponsored ADR (a)	1,287,900	4,765,230
Yageo Corp. (a)	18,985,000	7,847,580
TOTAL TAIWAN		74,568,175
United Kingdom - 18.5%
3i Group PLC	1,323,230	13,759,204
Abbey National PLC	1,270,800	13,121,459
AstraZeneca PLC (United Kingdom)	959,000	43,087,870
Aviva PLC	550,300	5,611,893
BHP Billiton PLC	1,984,475	18,105,279

	Shares	Value
BP PLC	6,452,960	$ 60,614,803
British Sky Broadcasting Group PLC (BSkyB)	635,700	6,997,943
Carphone Warehouse Group PLC	1,851,033	4,567,466
Dixons Group PLC	5,139,350	15,021,216
Enterprise Inns PLC	583,800	5,666,478
Hilton Group PLC	3,886,700	18,455,559
HSBC Holdings PLC (United Kingdom) (Reg.)	5,493,888	81,133,737
ITV PLC	8,564,797	16,298,785
Kesa Electricals PLC	2,765,836	14,153,199
Lloyds TSB Group PLC	546,200	4,100,476
Man Group PLC	1,178,702	28,075,897
mmO2 PLC (a)	4,971,900	8,103,400
Prudential PLC	1,105,976	9,133,660
Reckitt Benckiser PLC	640,100	17,531,438
Reuters Group PLC	2,060,100	12,211,279
Rexam PLC	601,074	4,668,408
Rio Tinto PLC (Reg.)	1,823,338	47,803,364
Royal Bank of Scotland Group PLC	469,500	13,218,037
Shire Pharmaceuticals Group PLC sponsored ADR (a)	909,000	24,161,220
Smith & Nephew PLC	3,464,800	35,798,314
Tesco PLC	3,085,735	14,301,062
Vodafone Group PLC	76,023,059	165,198,098
William Hill PLC	397,600	3,736,095
Xstrata PLC	751,600	10,621,121
Yell Group PLC	2,013,900	12,304,169
TOTAL UNITED KINGDOM		727,560,929
United States of America - 4.2%
ENSCO International, Inc.	583,400	17,566,174
Fox Entertainment Group, Inc. Class A (a)	169,200	4,573,476
Freeport-McMoRan Copper & Gold, Inc. Class B	915,300	31,898,205
Grant Prideco, Inc. (a)	798,900	15,091,221
Nabors Industries Ltd. (a)	222,300	10,336,950
Newmont Mining Corp.	63,900	2,586,033
NTL, Inc. (a)	443,920	23,137,110
Phelps Dodge Corp.	158,000	12,314,520
Pride International, Inc. (a)	356,931	6,424,758
Synthes, Inc.	150,210	14,774,754
Telewest Global, Inc. (a)	1,503,480	16,989,324
Weatherford International Ltd. (a)	234,000	10,946,520
TOTAL UNITED STATES OF AMERICA		166,639,045
TOTAL COMMON STOCKS (Cost $3,645,882,134)		3,728,053,275
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
Germany - 0.6%
Fresenius Medical Care AG	239,595	$ 12,378,671
Porsche AG (non-vtg.)	14,050	9,082,531
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,569,451)		21,461,202
Government Obligations - 1.2%
		Principal Amount
Germany - 0.6%
German Federal Republic:
4.25% 7/4/14	EUR	10,000,000	12,053,679
- principal STRIPS 0% 1/4/14	EUR	14,850,000	12,037,415
TOTAL GERMANY			24,091,094
Japan - 0.6%
Japan Government 0.1% 8/20/05	JPY	2,696,200,000	24,258,404
TOTAL GOVERNMENT OBLIGATIONS (Cost $48,894,605)			48,349,498
Money Market Funds - 4.0%
		Shares
Fidelity Cash Central Fund, 1.33% (b)		112,589,668	112,589,668
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)		43,644,706	43,644,706
TOTAL MONEY MARKET FUNDS (Cost $156,234,374)			156,234,374
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,867,580,564)			3,954,098,349
NET OTHER ASSETS - (0.8)%			(30,135,302)
NET ASSETS - 100%			$ 3,923,963,047
Currency Abbreviations
EUR - European Monetary Unit
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,907,418,527. Net unrealized appreciation aggregated $46,679,822, of which $424,814,442 related to appreciated investment securities and $378,134,620 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2004

EUR-QTLY-0904

1.804873.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
Austria - 3.2%
Bank Austria Creditanstalt AG	844,720	$ 49,776,962
France - 21.8%
Air France (Reg.)	3,462,224	53,991,581
Dassault Systemes SA	1,189,206	53,261,608
Financiere Marc de Lacharriere SA (Fimalac)	467,981	17,921,261
Lagardere S.C.A. (Reg.)	519,736	31,588,927
Publicis Groupe SA	1,761,251	47,689,256
Sanofi-Synthelabo SA (a)	741,948	49,042,760
Total SA Series B	174,500	33,975,150
Vivendi Universal SA (a)	2,094,278	52,105,637
TOTAL FRANCE		339,576,180
Germany - 9.1%
Hypo Real Estate Holding AG (a)	1,907,928	59,139,249
Rational AG	42,477	2,579,147
RWE AG	983,555	48,130,898
SAP AG	199,400	31,911,976
TOTAL GERMANY		141,761,270
Hungary - 1.1%
Gedeon Richter Ltd. unit	166,519	16,485,381
Ireland - 3.8%
DEPFA BANK PLC	4,401,961	59,807,485
Italy - 10.7%
Autostrade Spa	1,198,124	23,367,395
Bulgari Spa	3,248,532	31,871,919
Capitalia Spa	15,888,680	48,198,772
Mediobanca Spa	2,822,098	32,981,413
Pirelli & C. Real Estate Spa	897,101	30,870,373
TOTAL ITALY		167,289,872
Netherlands - 4.5%
Euronext NV	1,768,944	47,089,341
Wolters Kluwer NV (Certificaten Van Aandelen)	1,344,600	22,601,184
TOTAL NETHERLANDS		69,690,525
Russia - 8.8%
Sberbank RF unit (a)	369,807	14,052,666
Sibneft sponsored ADR	834,700	21,059,481
Surgutneftegaz JSC sponsored ADR	1,625,900	54,711,535
Vimpel Communications sponsored ADR (a)	543,300	47,511,585
TOTAL RUSSIA		137,335,267
South Africa - 4.5%
MTN Group Ltd.	16,373,948	70,359,771
Spain - 4.4%
Antena 3 Television SA (a)	1,297,180	68,469,266
Switzerland - 10.3%
Compagnie Financiere Richemont unit	2,454,715	63,332,030

	Shares	Value
Roche Holding AG (participation certificate)	375,250	$ 37,056,304
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	29,910	16,087,424
UBS AG (Reg.)	673,876	44,994,701
TOTAL SWITZERLAND		161,470,459
United Kingdom - 2.1%
Signet Group PLC	16,840,405	33,273,933
United States of America - 3.2%
Synthes, Inc.	504,100	49,583,607
TOTAL COMMON STOCKS (Cost $1,254,535,162)		1,364,879,978
Nonconvertible Preferred Stocks - 5.4%

Germany - 2.4%
Porsche AG (non-vtg.)	56,994	36,843,400
Italy - 3.0%
Banca Intesa Spa (Risp)	16,493,197	46,839,866
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,960,052)		83,683,266
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 1.33% (b)	152,269,858	152,269,858
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	41,703,295	41,703,295
TOTAL MONEY MARKET FUNDS (Cost $193,973,153)		193,973,153
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,505,468,367)		1,642,536,397
NET OTHER ASSETS - (5.3)%		(81,945,631)
NET ASSETS - 100%		$ 1,560,590,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,507,604,559. Net unrealized appreciation aggregated $134,931,838, of which $170,637,449 related to appreciated investment securities and $35,705,611 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2004

WLD-QTLY-0904

1.804829.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 0.9%
CSL Ltd.	229,830	$ 4,112,281
Newcrest Mining Ltd.	51,404	513,101
News Corp. Ltd. ADR	133,700	4,532,430
TOTAL AUSTRALIA		9,157,812
Belgium - 0.3%
Fortis	134,200	2,891,488
Bermuda - 0.4%
ACE Ltd.	80,000	3,247,200
Golar LNG Ltd. (a)	18,200	262,031
PartnerRe Ltd.	15,000	784,650
TOTAL BERMUDA		4,293,881
Brazil - 1.2%
Aracruz Celulose SA sponsored ADR	53,400	1,847,640
Banco Bradesco SA sponsored ADR	21,600	995,544
Banco Itau Holding Financeira SA sponsored ADR	22,100	1,021,904
Companhia Vale do Rio Doce sponsored ADR	21,000	1,131,900
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	62,100	1,776,060
Petroleo Brasileiro SA Petrobras sponsored ADR	9,800	277,144
Tele Norte Leste Participacoes SA ADR	79,400	1,036,964
Telebras sponsored ADR	35,000	1,010,100
Uniao de Bancos Brasileiros SA (Unibanco) GDR	50,000	1,085,500
Votorantim Celulose e Papel SA sponsored ADR	52,300	1,870,248
TOTAL BRAZIL		12,053,004
Canada - 2.4%
Agnico-Eagle Mines Ltd.	34,000	449,156
Angiotech Pharmaceuticals, Inc. (a)	50,300	893,045
Bombardier, Inc. Class B (sub. vtg.)	297,300	747,024
Canadian Natural Resources Ltd.	81,800	2,723,077
Celestica, Inc. (sub. vtg.) (a)	59,200	1,009,195
EnCana Corp.	171,300	7,590,423
Kinross Gold Corp. (a)(d)	87,700	465,798
Kinross Gold Corp. (a)	339,400	1,802,644
Meridian Gold, Inc. (a)	40,900	544,308
Petro-Canada	19,400	905,601
Precision Drilling Corp. (a)	20,700	1,027,798
Talisman Energy, Inc.	209,600	4,974,896
Tembec, Inc. (a)	93,100	759,929
Wheaton River Minerals Ltd. (a)	174,400	439,526
TOTAL CANADA		24,332,420
Cayman Islands - 0.2%
GlobalSantaFe Corp.	85,000	2,329,000
China - 0.5%
BYD Co. Ltd. (H Shares)	268,000	766,210
China Mengniu Dairy Co. Ltd.	100,000	63,141

	Shares	Value
China Telecom Corp. Ltd. sponsored ADR	65,740	$ 2,189,142
Global Bio-Chem Technology Group Co. Ltd.	1,698,000	1,317,047
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	212,250	18,232
People's Food Holdings Ltd.	583,000	373,185
TOTAL CHINA		4,726,957
Denmark - 0.7%
Coloplast AS Series B	16,600	1,597,135
Danske Bank AS	36,950	849,930
Novo Nordisk AS Series B	28,700	1,457,230
TDC AS	87,300	2,837,441
TOTAL DENMARK		6,741,736
Finland - 0.2%
Nokia Corp. sponsored ADR	190,400	2,212,448
France - 4.2%
Accor SA	40,628	1,723,395
Alcatel SA sponsored ADR (a)	210,000	2,717,400
Assurances Generales France SA (Bearer)	13,100	771,788
AXA SA	143,600	2,943,800
BNP Paribas SA	80,320	4,672,190
Business Objects SA sponsored ADR (a)	24,900	530,370
CNP Assurances	7,300	410,771
Dassault Systemes SA	29,258	1,310,394
France Telecom SA sponsored ADR	162,800	4,026,044
L'Oreal SA	42,268	3,026,386
Pernod-Ricard	29,100	3,481,344
Peugeot Citroen SA	19,400	1,118,462
Sanofi-Synthelabo SA sponsored ADR	160,000	5,288,000
Television Francaise 1 SA	17,900	509,858
Total SA Series B	52,424	10,206,953
TOTAL FRANCE		42,737,155
Germany - 4.8%
Adidas-Salomon AG	23,674	2,812,001
Allianz AG (Reg.)	88,000	8,496,286
BASF AG	43,776	2,331,948
Bayerische Motoren Werke AG (BMW)	114,459	5,080,922
Deutsche Bank AG (NY Shares)	20,400	1,417,800
Deutsche Boerse AG	60,430	2,941,196
Deutsche Telekom AG sponsored ADR (a)	958,700	15,981,529
E.ON AG	22,368	1,591,483
Fresenius Medical Care AG	24,833	1,803,719
Infineon Technologies AG sponsored ADR (a)	57,000	624,720
Merck KGaA	3,848	215,787
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	13,100	1,256,598
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	44,829	$ 2,193,736
Siemens AG sponsored ADR	27,200	1,910,528
TOTAL GERMANY		48,658,253
Greece - 0.1%
Cosmote Mobile Telecommunications SA	80,200	1,292,142
Hong Kong - 0.5%
Esprit Holdings Ltd.	110,500	491,586
Hong Kong Exchanges & Clearing Ltd.	550,000	1,135,264
Hutchison Whampoa Ltd.	200,000	1,352,573
Techtronic Industries Co. Ltd.	740,000	1,100,520
Television Broadcasts Ltd.	158,000	650,235
TOTAL HONG KONG		4,730,178
India - 1.2%
Bank of Baroda	128,421	450,644
Cipla Ltd.	334,416	1,799,925
Dr. Reddy's Laboratories Ltd.	31,000	508,142
Housing Development Finance Corp. Ltd.	203,053	2,522,342
I-Flex Solutions Ltd.	142,324	1,625,376
Infosys Technologies Ltd.	49,558	1,660,484
Reliance Industries Ltd.	94,900	1,000,682
Satyam Computer Services Ltd.	233,115	1,705,186
State Bank of India	55,300	556,077
Wipro Ltd.	22,086	260,492
TOTAL INDIA		12,089,350
Indonesia - 0.0%
PT Bank Mandiri Persero Tbk	2,897,500	396,135
Italy - 0.1%
ENI Spa	56,351	1,157,675
Japan - 7.2%
Advantest Corp.	10,400	609,812
Aeon Co. Ltd.	54,100	1,858,555
Canon, Inc.	48,000	2,352,000
Daiwa Securities Group, Inc.	141,000	926,939
FamilyMart Co. Ltd.	48,200	1,408,786
Honda Motor Co. Ltd.	59,100	2,868,714
Ito Yokado Ltd.	141,000	5,490,625
JAFCO Co. Ltd.	36,200	2,210,513
KDDI Corp.	1,391	7,117,937
Kyocera Corp.	24,100	1,863,933
Millea Holdings, Inc.	99	1,460,138
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	537	4,865,220
Mizuho Financial Group, Inc.	935	3,548,451
Murata Manufacturing Co. Ltd.	49,900	2,481,649
Nichicon Corp.	115,000	1,351,724
Nikko Cordial Corp.	650,000	2,952,021
Nippon System Development Co. Ltd.	41,900	770,588
Nitto Denko Corp.	26,500	1,110,572
Nomura Holdings, Inc.	254,000	3,505,200

	Shares	Value
Nomura Research Institute Ltd.	8,300	$ 777,040
Oriental Land Co. Ltd.	12,000	750,034
ORIX Corp.	26,000	2,815,234
Rohm Co. Ltd.	19,900	2,133,261
Seiyu Ltd. (a)	134,000	365,142
SMC Corp.	12,000	1,176,312
Softbank Corp.	38,000	1,339,629
Sumitomo Electric Industries Ltd.	245,000	2,335,537
Sumitomo Mitsui Financial Group, Inc.	773	4,664,625
TDK Corp.	17,800	1,232,609
Tokyo Electron Ltd.	53,900	2,641,800
Toyota Motor Corp.	69,300	2,772,000
UFJ Holdings, Inc. (a)	405	1,628,086
TOTAL JAPAN		73,384,686
Korea (South) - 1.5%
Honam Petrochemical Corp.	59,870	2,150,495
Kookmin Bank (a)	38,470	1,060,274
LG Electronics, Inc.	73,355	3,062,484
LG Petrochemical Co. Ltd.	17,670	371,880
Samsung Electro-Mechanics Co. Ltd. (a)	75,280	1,816,658
Samsung Electronics Co. Ltd.	14,095	5,038,674
Shinhan Financial Group Co. Ltd.	97,040	1,418,372
TOTAL KOREA (SOUTH)		14,918,837
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	25,000	1,068,750
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	448,100	825,447
Netherlands - 2.6%
Aegon NV	82,300	935,110
ASML Holding NV (NY Shares) (a)	484,314	6,882,102
Chicago Bridge & Iron Co. NV	75,000	2,189,250
EADS NV	21,900	602,991
ING Groep NV (Certificaten Van Aandelen)	224,000	5,176,640
Koninklijke Ahold NV (a)	96,500	729,540
Koninklijke KPN NV	207,867	1,534,563
Unilever NV (NY Shares)	66,400	4,072,312
VNU NV	98,855	2,608,940
Wolters Kluwer NV (Certificaten Van Aandelen)	131,286	2,206,767
TOTAL NETHERLANDS		26,938,215
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	18,000	387,540
Portugal - 0.2%
Portugal Telecom SGPS SA sponsored ADR	182,100	1,864,704
Russia - 0.3%
JSC MMC 'Norilsk Nickel' sponsored ADR	13,600	696,320
Lukoil Oil Co. sponsored ADR	6,000	654,000
Common Stocks - continued
	Shares	Value
Russia - continued
OAO Gazprom sponsored ADR	21,000	$ 619,500
YUKOS Corp. sponsored ADR	47,277	744,613
TOTAL RUSSIA		2,714,433
Singapore - 0.2%
Flextronics International Ltd. (a)	133,000	1,671,810
South Africa - 0.3%
Anglogold Ashanti Ltd. sponsored ADR	20,000	655,800
Harmony Gold Mining Co. Ltd. sponsored ADR	77,300	847,208
MTN Group Ltd.	323,494	1,390,072
TOTAL SOUTH AFRICA		2,893,080
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	75,800	999,044
Banco Santander Central Hispano SA	197,300	1,866,458
Telefonica SA	14,900	216,894
Telefonica SA sponsored ADR	77,000	3,362,590
TOTAL SPAIN		6,444,986
Sweden - 0.5%
Skandia Foersaekrings AB	177,800	692,631
Skandinaviska Enskilda Banken AB (A Shares)	60,200	811,775
Telefonaktiebolaget LM Ericsson ADR (a)	139,600	3,728,716
TOTAL SWEDEN		5,233,122
Switzerland - 2.7%
ABB Ltd. (Switzerland) (Reg.) (a)	370,135	1,996,591
Actelion Ltd. (Reg.) (a)	7,904	754,304
Adecco SA	47,681	2,210,969
Alcon, Inc.	10,000	766,000
Compagnie Financiere Richemont unit	37,090	956,928
Credit Suisse Group (Reg.)	100,445	3,227,298
Nestle SA (Reg.)	22,392	5,715,991
Novartis AG sponsored ADR	87,600	3,912,216
Roche Holding AG (participation certificate)	32,682	3,227,379
UBS AG (NY Shares)	63,220	4,221,199
TOTAL SWITZERLAND		26,988,875
Taiwan - 0.9%
High Tech Computer Corp.	28,000	98,853
Hon Hai Precision Industries Co. Ltd.	512,000	1,845,249
Quanta Computer, Inc.	601,934	974,003
Taishin Financial Holdings Co. Ltd.	572,000	437,540
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	95,800	682,096
United Microelectronics Corp. (a)	4,836,240	3,087,567
United Microelectronics Corp. sponsored ADR (a)	200,448	741,658
Yageo Corp. (a)	3,714,000	1,535,207
TOTAL TAIWAN		9,402,173

	Shares	Value
United Kingdom - 7.7%
3i Group PLC	289,240	$ 3,007,574
Abbey National PLC	158,500	1,636,569
AstraZeneca PLC sponsored ADR	85,100	3,822,692
Aviva PLC	74,200	756,683
BHP Billiton PLC	283,270	2,584,403
BP PLC	331,675	3,115,534
British Sky Broadcasting Group PLC (BSkyB)	71,700	789,291
Carphone Warehouse Group PLC	384,137	947,867
Dixons Group PLC	764,500	2,234,469
Enterprise Inns PLC	45,600	442,603
Hilton Group PLC	465,200	2,208,950
HSBC Holdings PLC sponsored ADR	114,818	8,478,161
ITV PLC	1,115,149	2,122,125
Kesa Electricals PLC	328,444	1,680,697
London Stock Exchange PLC	242,400	1,571,464
Man Group PLC	179,999	4,287,456
mmO2 PLC (a)	593,400	967,147
Prudential PLC	152,350	1,258,177
Reckitt Benckiser PLC	48,300	1,322,869
Reuters Group PLC	207,200	1,228,182
Rio Tinto PLC (Reg.)	175,262	4,594,931
Shire Pharmaceuticals Group PLC sponsored ADR (a)	126,400	3,359,712
Smith & Nephew PLC	291,000	3,006,612
Tesco PLC	110,187	510,670
Vodafone Group PLC sponsored ADR	837,700	18,203,221
William Hill PLC	95,200	894,558
Xstrata PLC	86,200	1,218,122
Yell Group PLC	332,800	2,033,282
TOTAL UNITED KINGDOM		78,284,021
United States of America - 52.4%
3M Co.	31,000	2,553,160
99 Cents Only Stores (a)	70,000	1,003,100
AES Corp. (a)	160,000	1,544,000
Affiliated Computer Services, Inc. Class A (a)	20,000	1,038,000
AFLAC, Inc.	115,000	4,558,600
Agilent Technologies, Inc. (a)	5,000	119,050
AirTran Holdings, Inc. (a)	55,000	613,250
Albertsons, Inc.	50,000	1,219,500
Alcoa, Inc.	40,000	1,281,200
Alkermes, Inc. (a)	40,000	431,600
AMBAC Financial Group, Inc.	40,000	2,844,400
Amerada Hess Corp.	10,000	833,500
American International Group, Inc.	235,000	16,602,750
Amgen, Inc. (a)	45,000	2,559,600
Amkor Technology, Inc. (a)	5,000	20,250
Amphenol Corp. Class A (a)	30,000	942,900
Analog Devices, Inc.	63,300	2,513,010
Anheuser-Busch Companies, Inc.	50,000	2,595,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Apartment Investment & Management Co. Class A	150,000	$ 4,795,500
Avery Dennison Corp.	20,000	1,211,400
Avnet, Inc. (a)	15,000	291,300
Baker Hughes, Inc.	40,000	1,612,000
Bank of America Corp.	124,987	10,625,145
Banknorth Group, Inc.	20,000	638,200
Barr Pharmaceuticals, Inc. (a)	45,000	1,545,750
Baxter International, Inc.	330,000	9,923,100
BEA Systems, Inc. (a)	89,400	580,206
Bear Stearns Companies, Inc.	28,000	2,335,760
BearingPoint, Inc. (a)	80,000	660,800
Bemis Co., Inc.	20,000	529,600
Biogen Idec, Inc. (a)	30,000	1,800,000
BioMarin Pharmaceutical, Inc. (a)	150,000	858,000
Bowater, Inc.	15,000	559,500
Burlington Resources, Inc.	30,000	1,145,100
Cablevision Systems Corp. - NY Group Class A (a)	60,000	1,048,200
Cabot Microelectronics Corp. (a)	55,500	1,969,695
Calpine Corp. (a)	150,000	579,000
Capital One Financial Corp.	20,000	1,386,400
Career Education Corp. (a)	40,000	1,352,400
Cendant Corp.	165,000	3,775,200
Cephalon, Inc. (a)	10,000	505,200
ChevronTexaco Corp.	60,000	5,739,000
Cintas Corp.	50,000	2,098,000
Cisco Systems, Inc. (a)	90,000	1,877,400
CIT Group, Inc.	10,000	347,600
Citigroup, Inc.	210,000	9,258,900
Clear Channel Communications, Inc.	130,000	4,641,000
Clorox Co.	20,000	995,400
Colgate-Palmolive Co.	15,000	798,000
ConocoPhillips	30,027	2,365,227
Conseco, Inc. (a)	25,000	449,500
Covad Communications Group, Inc. (a)	761,300	1,446,470
Covance, Inc. (a)	20,000	733,800
Dade Behring Holdings, Inc. (a)	29,300	1,455,917
Dell, Inc. (a)	125,000	4,433,750
Diebold, Inc.	3,600	165,960
Dow Chemical Co.	105,000	4,188,450
E.I. du Pont de Nemours & Co.	96,000	4,115,520
Eastman Kodak Co.	35,000	927,150
EchoStar Communications Corp. Class A (a)	18,875	523,215
Ecolab, Inc.	45,800	1,396,900
Emmis Communications Corp. Class A (a)	70,000	1,380,400
Encore Acquisition Co. (a)	20,000	589,400
ENSCO International, Inc.	45,000	1,354,950
Entergy Corp.	25,000	1,437,500
Expeditors International of Washington, Inc.	15,000	696,150

	Shares	Value
Exxon Mobil Corp.	135,000	$ 6,250,500
Fannie Mae	115,000	8,160,400
Fifth Third Bancorp	15,000	740,400
FirstEnergy Corp.	35,000	1,368,500
Fluor Corp.	40,000	1,822,000
Foundry Networks, Inc. (a)	125,000	1,282,500
Fox Entertainment Group, Inc. Class A (a)	65,000	1,756,950
Freddie Mac	10,000	643,100
Freeport-McMoRan Copper & Gold, Inc. Class B	44,900	1,564,765
Freescale Semiconductor, Inc. Class A	158,000	2,219,900
FuelCell Energy, Inc. (a)	25,000	248,500
Gap, Inc.	110,000	2,497,000
Genentech, Inc. (a)	39,400	1,917,992
General Electric Co.	700,000	23,275,000
Gillette Co.	85,000	3,313,300
Goodrich Corp.	25,000	808,250
Grant Prideco, Inc. (a)	60,000	1,133,400
Halliburton Co.	90,000	2,857,500
Harley-Davidson, Inc.	15,000	898,050
Hartford Financial Services Group, Inc.	30,000	1,953,000
HealthSouth Corp. (a)	325,000	1,755,000
Hewlett-Packard Co.	25,000	503,750
Home Depot, Inc.	200,000	6,744,000
Honeywell International, Inc.	265,000	9,966,650
Intel Corp.	230,000	5,607,400
International Business Machines Corp.	50,000	4,353,500
Interstate Bakeries Corp.	65,000	638,950
J.P. Morgan Chase & Co.	105,800	3,949,514
JCPenney Co., Inc.	23,000	920,000
Johnson & Johnson	245,000	13,541,150
Juniper Networks, Inc. (a)	40,000	918,400
KLA-Tencor Corp. (a)	90,000	3,708,900
Kohl's Corp. (a)	1,000	45,760
Lam Research Corp. (a)	80,000	1,908,000
Lamar Advertising Co. Class A (a)	50,000	2,010,500
Lehman Brothers Holdings, Inc.	28,000	1,962,800
Liberty Media Corp. Class A (a)	100,000	848,000
Lincare Holdings, Inc. (a)	10,000	319,400
Lockheed Martin Corp.	60,000	3,179,400
Lucent Technologies, Inc. (a)	100,000	305,000
Lyondell Chemical Co.	175,000	3,181,500
Manufactured Home Communities, Inc.	12,000	380,280
Masco Corp.	100,000	3,024,000
Massey Energy Co.	55,000	1,520,750
MasTec, Inc. (a)	90,400	564,096
MBNA Corp.	47,000	1,160,430
McCormick & Co., Inc. (non-vtg.)	15,000	536,550
McDonald's Corp.	125,000	3,437,500
MedImmune, Inc. (a)	35,000	806,400
Medtronic, Inc.	100,000	4,967,000
Merck & Co., Inc.	130,000	5,895,500
Merrill Lynch & Co., Inc.	110,000	5,469,200
MetLife, Inc.	60,000	2,140,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Micron Technology, Inc. (a)	50,000	$ 676,500
Microsoft Corp.	850,000	24,190,995
Millennium Chemicals, Inc.	65,000	1,147,250
Millennium Pharmaceuticals, Inc. (a)	55,000	611,600
Monster Worldwide, Inc. (a)	35,000	773,150
Morgan Stanley	100,000	4,933,000
Motorola, Inc.	80,000	1,274,400
National Semiconductor Corp. (a)	30,000	514,500
National-Oilwell, Inc. (a)	56,100	1,876,545
New York Community Bancorp, Inc.	90,000	1,731,600
Newell Rubbermaid, Inc.	40,000	864,000
Newmont Mining Corp.	40,000	1,618,800
Nextel Communications, Inc. Class A (a)	85,000	1,934,600
NTL, Inc. (a)	25,000	1,303,000
Nucor Corp.	55,000	4,600,750
Occidental Petroleum Corp.	30,000	1,478,100
Office Depot, Inc. (a)	70,000	1,148,000
Olin Corp.	96,400	1,665,792
Oracle Corp. (a)	175,000	1,839,250
Owens-Illinois, Inc. (a)	100,000	1,470,000
PacifiCare Health Systems, Inc. (a)	20,000	611,400
Packaging Corp. of America	65,000	1,518,400
Paychex, Inc.	54,000	1,658,340
PepsiCo, Inc.	65,000	3,250,000
PerkinElmer, Inc.	100,000	1,758,000
Pfizer, Inc.	420,001	13,423,232
PG&E Corp. (a)	45,000	1,284,300
Phelps Dodge Corp.	20,000	1,558,800
PMC-Sierra, Inc. (a)	47,000	558,360
Precision Castparts Corp.	15,000	844,950
Pride International, Inc. (a)	146,700	2,640,600
Procter & Gamble Co.	165,000	8,604,750
Raymond James Financial, Inc.	20,000	467,400
Raytheon Co.	75,000	2,516,250
Robert Half International, Inc.	115,000	3,199,300
Ryder System, Inc.	15,000	643,500
Safeway, Inc. (a)	85,000	1,796,050
SBC Communications, Inc.	340,000	8,615,600
Schering-Plough Corp.	225,000	4,378,500
Scientific-Atlanta, Inc.	15,000	461,250
Sealed Air Corp. (a)	5,000	237,200
Siebel Systems, Inc. (a)	50,000	403,000
Smith International, Inc. (a)	35,700	2,080,596
Smurfit-Stone Container Corp. (a)	100,000	1,861,000
Solectron Corp. (a)	85,000	467,500
Sonic Automotive, Inc. Class A	45,000	1,005,750
SouthTrust Corp.	30,000	1,163,700
Southwest Airlines Co.	155,000	2,242,850
Sovereign Bancorp, Inc.	50,000	1,088,500
Spirit Financial Corp. (d)	25,000	250,000
SPX Corp.	25,000	1,023,750

	Shares	Value
St. Jude Medical, Inc. (a)	27,500	$ 1,873,575
St. Paul Travelers Companies, Inc.	30,012	1,112,545
Synthes, Inc.	22,220	2,185,574
Telewest Global, Inc. (a)	365,639	4,131,721
Tenet Healthcare Corp. (a)	125,000	1,397,500
The Boeing Co.	60,000	3,045,000
The Coca-Cola Co.	40,000	1,754,400
The DIRECTV Group, Inc. (a)	85,000	1,377,850
Thermo Electron Corp. (a)	50,000	1,286,000
Time Warner, Inc. (a)	75,000	1,248,750
Toys 'R' Us, Inc. (a)	110,000	1,810,600
Transocean, Inc. (a)	100,000	2,840,000
TRW Automotive Holdings Corp.	26,000	540,800
TXU Corp.	13,400	531,444
Tyco International Ltd.	525,000	16,275,000
United Defense Industries, Inc. (a)	20,000	693,000
UnitedHealth Group, Inc.	85,000	5,346,500
Univision Communications, Inc. Class A (a)	45,000	1,303,650
UnumProvident Corp.	80,000	1,276,000
Valero Energy Corp.	15,000	1,123,800
Varco International, Inc. (a)	50,000	1,208,500
Verizon Communications, Inc.	125,000	4,817,500
Viacom, Inc. Class B (non-vtg.)	165,000	5,542,350
W.W. Grainger, Inc.	20,000	1,059,000
Wachovia Corp.	50,009	2,215,899
Wal-Mart Stores, Inc.	140,000	7,421,400
Walt Disney Co.	140,000	3,232,600
Washington Mutual, Inc.	10,000	388,000
Waste Management, Inc.	55,000	1,547,700
Waters Corp. (a)	100,000	4,388,000
Weatherford International Ltd. (a)	99,999	4,677,953
Western Digital Corp. (a)	150,000	1,051,500
Wyeth	80,000	2,832,000
Xerox Corp. (a)	40,000	554,400
XL Capital Ltd. Class A	25,000	1,767,000
Yahoo!, Inc. (a)	100,000	3,080,000
TOTAL UNITED STATES OF AMERICA		531,598,543
TOTAL COMMON STOCKS (Cost $917,678,924)		964,418,856
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
ITV PLC (a)	58,481	47,924
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius Medical Care AG	58,319	$ 3,013,050
Porsche AG (non-vtg.)	2,275	1,470,659
TOTAL GERMANY		4,483,709
TOTAL PREFERRED STOCKS (Cost $3,375,241)		4,531,633
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 1.33% (b)	42,921,713	42,921,713
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	8,381,650	8,381,650
TOTAL MONEY MARKET FUNDS (Cost $51,303,363)		51,303,363
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $972,357,528)		1,020,253,852
NET OTHER ASSETS - (0.5)%		(5,029,713)
NET ASSETS - 100%		$ 1,015,224,139
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $715,798 or 0.1% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $979,023,909. Net unrealized appreciation aggregated $41,229,943, of which $97,706,195 related to appreciated investment securities and $56,476,252 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2004

JSC-QTLY-0904

1.804823.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 5.9%
Alpha Corp.	1,700	$ 70,480
Fine Sinter Co. Ltd.	471,000	1,457,116
Fuji Kiko Co. Ltd.	1,710,000	8,165,925
Imasen Electric Industrial Co. Ltd.	109,700	1,050,681
NHK Spring Co. Ltd.	1,756,000	11,275,543
Nissin Kogyo Co. Ltd.	124,700	3,476,505
Nittan Valve Co. Ltd.	62,000	393,093
NOK Corp.	1,263,100	38,167,327
Pacific Industrial Co. Ltd.	346,000	1,602,500
Stanley Electric Co. Ltd.	476,200	7,271,798
Suncall Corp.	237,000	1,707,244
Toyoda Gosei Co. Ltd.	400,000	8,813,346
Unipres Corp.	118,000	771,492
		84,223,050
Automobiles - 0.5%
Yamaha Motor Co. Ltd.	458,000	7,022,708
Distributors - 0.7%
Crymson Co. Ltd.	1,131	3,041,225
Hybrid Service Co. Ltd.	1,097	1,174,001
Nippi, Inc.	8,000	41,441
Ohashi Technica, Inc.	230,300	5,271,042
		9,527,709
Hotels, Restaurants & Leisure - 3.7%
H.I.S. Co. Ltd.	405,300	11,445,137
Kappa Create Co. Ltd.	150,000	7,648,725
Kazokutei Co. Ltd.	103,000	495,571
Reins International, Inc. (d)	6,481	33,280,732
		52,870,165
Household Durables - 0.7%
Funai Electric Co. Ltd.	25,300	3,549,440
Japan General Estate Co. Ltd.	345,100	4,028,417
Sanko Soflan Co., Inc.	501,000	1,910,374
Universal Home, Inc.	1	1,835
		9,490,066
Internet & Catalog Retail - 0.6%
Nissen Co. Ltd.	205,700	4,014,290
Prime Network, Inc. (a)	2,200	2,433,563
Rakuten, Inc.	450	2,703,359
		9,151,212
Leisure Equipment & Products - 0.9%
Endo Manufacturing Co. Ltd.	384,000	2,503,710
Kimoto Co. Ltd.	116,500	1,236,297
Nidec Copal Corp.	254,100	3,724,835
Pentax Corp.	1,074,000	5,698,637
		13,163,479
Media - 2.2%
Apamanshop Co. Ltd.	5,366	8,107,271
Cyber Agent Ltd. (a)	2,000	14,137,326
SKY Perfect Communications, Inc.	2,381	2,612,366

	Shares	Value
Usen Corp. (a)	30,500	$ 795,449
Usen Corp. New (a)	274,500	6,048,159
		31,700,571
Multiline Retail - 0.6%
Don Quijote Co. Ltd.	169,200	9,449,454
Specialty Retail - 8.0%
Arc Land Sakamoto Co. Ltd.	662,700	8,671,509
Culture Convenience Club Co. Ltd.	1,010,500	12,722,694
Nishimatsuya Chain Co. Ltd.	651,500	22,557,444
Pal Co. Ltd.	210,100	6,461,999
Top Culture Co. Ltd.	228,900	2,037,960
Top Culture Co. Ltd. New	228,900	2,037,960
USS Co. Ltd.	625,080	50,593,275
Yamada Denki Co. Ltd.	298,500	10,335,222
		115,418,063
Textiles Apparel & Luxury Goods - 0.4%
Fuji Spinning Co. Ltd. (a)	2,760,000	3,177,121
Honeys Co. Ltd.	11,800	390,521
Workman Co. Ltd.	77,800	1,840,137
		5,407,779
TOTAL CONSUMER DISCRETIONARY		347,424,256
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.7%
Daikokutenbussan Co. Ltd.	30,800	1,265,848
Frente Co. Ltd. (a)	48,100	2,076,352
Kraft, Inc.	148,800	2,435,505
Plant Co. Ltd.	229,500	3,488,061
		9,265,766
Food Products - 0.4%
Kibun Food Chemifa Co. Ltd.	253,000	4,903,233
Pickles Corp.	227,000	867,620
		5,770,853
Household Products - 0.2%
Pigeon Corp.	176,400	2,985,609
TOTAL CONSUMER STAPLES		18,022,228
ENERGY - 0.3%
Oil & Gas - 0.3%
Itochu Enex Co. Ltd.	59,900	336,145
Nippon Mining Holdings, Inc.	1,112,000	4,680,210
		5,016,355
FINANCIALS - 7.9%
Capital Markets - 2.4%
Kobayashi Yoko Co. Ltd.	43,700	884,257
Matsui Securities Co. Ltd.	320,200	8,811,655
Mitsubishi Securities Co. Ltd.	1,424,000	16,507,361
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Okato Shoji Co. Ltd.	53,000	$ 343,181
SMBC Friend Securities Co. Ltd.	1,314,000	8,153,784
		34,700,238
Commercial Banks - 3.4%
Bank of Yokohama Ltd.	2,591,000	14,097,351
Chiba Bank Ltd.	1,011,000	5,418,913
Fukuoka City Bank Ltd.	2,464,000	7,179,603
Mitsui Trust Holdings, Inc.	2,780,000	19,500,877
Nishi-Nippon Bank Ltd.	647,000	2,688,196
		48,884,940
Consumer Finance - 0.6%
SFCG Co. Ltd.	20,240	4,119,171
STB Leasing Co. Ltd.	234,500	5,061,379
		9,180,550
Diversified Financial Services - 0.1%
ACE Koeki Co. Ltd.	108,000	674,059
Yutaka Shoji Co. Ltd.	56,000	387,787
		1,061,846
Real Estate - 1.4%
Diamond City Co. Ltd.	182,800	6,986,825
Kennedy-Wilson Japan Co. Ltd. (a)	479	2,184,028
Kyoritsu Maintenance Co. Ltd.	38,100	875,449
Mitsui Fudosan Co. Ltd.	375,000	4,175,098
Relo Holdings Corp.	205,900	5,795,827
		20,017,227
TOTAL FINANCIALS		113,844,801
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 2.1%
A&T Corp.	105,000	650,614
Hogy Medical Co.	416,800	19,304,105
Japan Medical Dynamic Marketing, Inc.	316,300	3,635,338
JEOL Ltd.	114,000	715,608
Nakanishi, Inc.	75,000	5,261,028
		29,566,693
Health Care Providers & Services - 0.9%
AS One Corp.	176,600	4,709,016
Hoshiiryou Sanki Co. Ltd.	85,800	2,253,123
Nichii Gakkan Co.	157,300	6,026,332
		12,988,471
Pharmaceuticals - 1.1%
Fuji Pharmaceutical Co. Ltd.	230,000	4,302,352
Sawai Pharmaceutical Co. Ltd.	303,400	12,142,003
		16,444,355
TOTAL HEALTH CARE		58,999,519

	Shares	Value
INDUSTRIALS - 17.7%
Air Freight & Logistics - 0.7%
Kintetsu World Express, Inc.	254,800	$ 4,594,397
Yusen Air & Sea Service Co. Ltd.	200,000	5,953,505
		10,547,902
Airlines - 0.0%
Skymark Airlines Co. Ltd. (a)	8	6,835
Commercial Services & Supplies - 5.0%
AJIS Co. Ltd.	37,300	670,893
ARRK Corp.	422,300	16,026,853
BellSystem24, Inc.	15,000	2,807,231
Diamond Lease Co. Ltd.	103,300	3,873,924
Fullcast Co. Ltd.	1,358	2,894,429
Intelligence Ltd.	2,169	3,003,966
Mitsumura Printing Co. Ltd.	11,000	72,512
Nisca Corp.	25,000	575,565
Okamura Corp.	382,000	2,655,569
Secom Techno Service Co. Ltd.	50,500	1,689,464
Studio Alice Co. Ltd.	517,100	9,463,541
Sumisho Lease Co. Ltd.	188,800	6,452,089
Take & Give Needs Co. Ltd. (a)	412	4,409,191
Teraoka Seisakusho Co. Ltd.	80,000	762,624
Toppan Printing Co. Ltd.	1,586,000	15,889,239
		71,247,090
Construction & Engineering - 0.4%
Token Corp.	79,700	2,759,522
Token Corp. New	76,300	2,641,800
		5,401,322
Electrical Equipment - 2.5%
Chiyoda Integre Co. Ltd. (d)	685,600	17,973,146
Endo Lighting Corp.	300,000	2,644,004
Fujikura Ltd.	2,504,000	12,160,259
Iwabuchi Corp.	250,000	1,627,771
Sansha Electric Manufacturing Co. Ltd.	233,000	1,961,311
		36,366,491
Machinery - 6.7%
Harmonic Drive Systems, Inc.	151	1,398,714
Ihara Science Corp.	77,000	588,606
Koyo Seiko Co. Ltd.	1,961,000	22,697,126
Kubota Corp.	2,619,000	11,894,375
Nihon Trim Co. Ltd.	103,150	7,699,492
Nitta Corp.	718,900	12,219,263
NTN Corp.	4,340,000	22,598,678
Obara Corp.	80,000	1,762,669
Oiles Corp.	45,000	1,019,830
OSG Corp. Co. Ltd.	101,900	1,191,331
THK Co. Ltd.	617,700	9,954,750
Toshiba Machine Co. Ltd.	885,000	3,565,628
		96,590,462
Marine - 0.6%
Mitsui O.S.K. Lines Ltd.	1,608,000	8,372,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.8%
Hamakyorex Co. Ltd.	345,000	$ 11,293,673
Trading Companies & Distributors - 1.0%
Hanwa Co. Ltd.	4,477,000	14,494,536
Shinwa Co. Ltd.	28,400	503,152
		14,997,688
TOTAL INDUSTRIALS		254,824,429
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 1.1%
Hitachi Kokusai Electric, Inc.	714,000	4,918,602
Japan Radio Co. Ltd. (a)	850,000	3,539,278
Tamura Taiko Holdings, Inc. (a)	1,540,000	7,464,904
		15,922,784
Computers & Peripherals - 1.0%
IO Data Device, Inc.	99,500	1,145,375
Meiko Electronics Co. Ltd.	505,900	13,512,505
		14,657,880
Electronic Equipment & Instruments - 9.5%
A&D Co. Ltd.	82,000	2,064,841
Arisawa Manufacturing Co. Ltd.	306,300	12,588,614
Citizen Electronics Co. Ltd.	41,800	2,172,796
CMK Corp.	1,415,000	19,266,244
EM Systems Co. Ltd.	230,400	1,989,154
Enplas Corp.	430,300	11,570,637
Excel Co. Ltd.	297,700	4,302,387
Honda Tsushin Kogyo Co. Ltd. (a)	392,200	1,869,383
Iriso Electronics Co. Ltd.	13,000	220,963
KAGA ELECTRONICS Co. Ltd.	1,071,300	20,569,499
Nagano Keiki Co. Ltd.	295,000	6,632,492
Nippon Chemi-con Corp.	1,112,000	5,320,239
Nippon Electric Glass Co. Ltd.	1,073,000	19,125,734
Showa Shinku Co. Ltd.	57,700	767,984
Siix Corp.	300,600	5,650,020
Sonocom Co. Ltd.	56,000	543,909
Sunx Ltd.	410,300	6,405,691
Tietech Co. Ltd.	332,000	2,970,817
Tosei Engineering Corp.	123,000	2,134,898
Yokogawa Electric Corp.	874,000	10,218,085
		136,384,387
Internet Software & Services - 1.5%
eAccess Ltd.	1,022	1,084,545
eAccess Ltd. New	4,088	4,080,831
For-side.com Co. Ltd.	460	484,015
Telewave, Inc.	1,835	15,809,434
		21,458,825
IT Services - 3.0%
Faith, Inc.	4,512	14,526,696
Faith, Inc. New	1,990	6,406,943

	Shares	Value
Future System Consulting Corp.	2,746	$ 7,186,348
ITX Corp. (a)	1,187	1,291,668
NEC Soft Ltd.	152,300	3,698,098
Nihon Aim Co. Ltd.	936	6,220,639
Otsuka Corp.	61,300	3,412,447
		42,742,839
Office Electronics - 1.5%
Canon Fintech, Inc.	279,000	4,779,846
Konica Minolta Holdings, Inc.	729,000	9,552,165
Riso Kagaku Corp.	176,500	7,698,413
		22,030,424
Semiconductors & Semiconductor Equipment - 1.8%
AOI Electronics Co. Ltd.	106,100	1,812,941
Sanken Electric Co. Ltd.	375,000	4,215,567
Shinko Electric Industries Co.Ltd.	545,500	16,287,243
Techno Quartz, Inc.	81,000	495,346
Tokyo Seimitsu Co. Ltd.	78,300	2,351,922
		25,163,019
Software - 4.3%
Core Corp.	68,800	1,472,584
Dwango Co. Ltd.	950	27,083,052
Konami Computer Tokyo, Inc.	279,100	5,371,410
Nihon Falcom Corp.	301	920,365
VIC Tokai Corp.	672,700	5,499,207
Works Applications Co. Ltd. (a)	5,800	21,229,372
		61,575,990
TOTAL INFORMATION TECHNOLOGY		339,936,148
MATERIALS - 13.8%
Chemicals - 5.9%
Asahi Denka Co. Ltd.	809,000	7,530,150
C. Uyemura & Co. Ltd.	348,000	10,140,024
Harima Chemicals, Inc.	326,000	2,239,885
Hitachi Chemical Co. Ltd.	245,500	3,532,533
JSP Corp.	556,200	7,583,068
Kaneka Corp.	428,000	3,756,716
Kuraray Co. Ltd.	349,500	2,649,656
Lintec Corp.	1,000,000	13,444,849
Nanbu Plastics Co. Ltd.	2,000	34,174
Nifco, Inc.	665,000	10,418,004
Nihon Micro Coating Co. Ltd. (a)	50,400	988,102
Nippon Chemical Industrial Co. Ltd.	1,900,000	6,083,007
Nippon Shokubai Co. Ltd.	465,000	3,537,839
NOF Corp.	471,000	1,787,508
Okamoto Glass Co. Ltd.	268,900	3,337,218
Osaka Organic Chemical Industry Ltd.	196,000	2,520,617
Soken Chemical & Engineer Co. Ltd.	110,400	2,551,625
T&K Toka Co. Ltd.	34,400	748,667
Taiyo Kagaku	110,000	1,790,548
		84,674,190
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	1,011,000	$ 2,545,798
Containers & Packaging - 1.9%
FP Corp.	21,700	443,972
Fuji Seal, Inc.	238,100	10,770,655
Rengo Co. Ltd.	3,253,000	15,154,044
Sun A Kaken Co. Ltd.	117,000	1,452,044
		27,820,715
Metals & Mining - 5.5%
Godo Steel Ltd.	1,843,000	6,646,369
Kobe Steel Ltd.	15,305,000	21,196,726
Neturen Co. Ltd.	389,000	2,238,950
Sumitomo Metal Mining Co. Ltd.	1,997,000	11,943,028
Sumitomo Titanium Corp.	153,300	4,963,173
Toho Titanium Co. Ltd.	208,000	3,649,517
Tokyo Steel Manufacturing Co. Ltd.	1,541,100	23,561,041
Tokyo Tekko Co. Ltd. (a)	1,118,000	4,323,396
Yamato Kogyo Co. Ltd.	78,000	944,179
		79,466,379
Paper & Forest Products - 0.3%
Hivic Co. Ltd.	12,400	228,607
Kokusai Chart Corp.	207,900	3,271,955
		3,500,562
TOTAL MATERIALS		198,007,644
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Mitsui & Associates Telepark Corp.	1,130	2,632,043
Nexus Co. Ltd.	1,110	4,342,371
		6,974,414
TOTAL COMMON STOCKS (Cost $1,078,984,608)		1,343,049,794
Money Market Funds - 27.7%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b)	102,286,669	$ 102,286,669
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	295,328,905	295,328,905
TOTAL MONEY MARKET FUNDS (Cost $397,615,574)		397,615,574
TOTAL INVESTMENT PORTFOLIO - 121.2% (Cost $1,476,600,182)		1,740,665,368
NET OTHER ASSETS - (21.2)%		(303,885,272)
NET ASSETS - 100%		$ 1,436,780,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Chiyoda Integre Co. Ltd.	$ 18,936,810	$ 271,544	$ 233,020	$ -	$ 17,973,146
Nihon Aim Co. Ltd.	-	5,274,830	5,131,278	24,522	-
Reins International, Inc.	24,595,233	6,585,515	473,676	130,092	33,280,732
Telewave, Inc.	6,267,782	10,280,943	13,005,266	28,201	-
Total	$ 49,799,825	$ 22,412,832	$ 18,843,240	$ 182,815	$ 51,253,878
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,481,110,463. Net unrealized appreciation aggregated $259,554,905, of which $320,822,758 related to appreciated investment securities and $61,267,853 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2004

NOR-QTLY-0904

1.804855.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bermuda - 1.4%
Golar LNG Ltd. (a)	95,800	$ 1,379,262
Denmark - 11.4%
A.P. Moller - Maersk AS Series B	160	1,112,513
Coloplast AS Series B	10,300	990,993
Danske Bank AS	148,720	3,420,882
GN Store Nordic AS	66,100	550,459
Kobenhaven Lufthave AS	1,100	154,927
Novo Nordisk AS Series B	80,695	4,097,253
Novozymes AS Series B	21,100	955,338
TOTAL DENMARK		11,282,365
Estonia - 2.4%
Hansabank SA	288,400	2,385,693
Finland - 12.3%
Fortum Oyj	83,800	1,153,667
Lassila & Tikahoja Oyj	16,300	519,355
Marimekko Oyj	16,700	269,062
Nokia Corp.	410,395	4,768,790
Nokian Tyres Ltd.	17,750	1,681,727
Stora Enso Oyj (R Shares)	39,000	541,710
TietoEnator Oyj	30,600	849,893
UPM-Kymmene Corp.	57,200	1,112,540
Vacon Oyj	70,900	936,860
YIT-Yhtyma OY	12,650	252,481
TOTAL FINLAND		12,086,085
Iceland - 0.4%
Ossur Hf (a)	316,142	337,259
Luxembourg - 1.5%
Millicom International Cellular SA unit (a)	23,360	401,741
SBS Broadcasting SA (a)	16,200	588,222
Stolt-Nielsen SA (a)	35,300	488,097
TOTAL LUXEMBOURG		1,478,060
Norway - 17.6%
ABG Sundal Collier ASA	200,000	119,740
DnB NOR ASA	296,400	2,028,053
Farstad Shipping ASA (a)	23,600	201,847
Fred Olsen Energy ASA (a)	42,300	307,518
Norman ASA (a)	62,000	503,763
Norsk Hydro ASA	48,340	3,052,603
Ocean RIG ASA (a)	291,800	765,355
Olav Thon Eiendomsselskap AS (a)	2,100	92,200
Orkla ASA (A Shares)	50,435	1,211,412
Schibsted AS (B Shares)	23,800	417,294
Solstad Offshore ASA (a)	63,000	516,379
Statoil ASA	114,600	1,433,480
Steen & Stroem ASA (a)	4,800	82,107
Storebrand ASA (A Shares)	266,700	1,733,596

	Shares	Value
Tandberg ASA	345,800	$ 3,105,457
TANDBERG Television ASA (a)	79,800	551,702
Telenor ASA	189,900	1,291,229
TOTAL NORWAY		17,413,735
Sweden - 41.6%
Assa Abloy AB (B Shares)	124,802	1,479,660
Atlas Copco AB (A Shares)	20,300	727,324
Axfood AB	29,400	731,610
Concordia Maritime AB (B Shares)	39,200	93,462
Elekta AB (B Shares) (a)	39,300	916,526
Forenings Sparbanken AB (A Shares)	83,300	1,497,694
Gambro AB (A Shares)	45,000	470,497
Getinge AB (B Shares)	66,760	769,766
Hennes & Mauritz AB (H&M) (B Shares)	154,790	3,982,988
Hexagon AB (B Shares)	24,700	833,481
Intrum Justitia AB (a)	163,500	856,333
JM AB (B Shares)	34,100	564,231
Mekonomen AB	35,400	744,860
Modern Times Group AB (MTG) (B Shares) (a)	43,300	730,561
NCC AB Series B	29,000	264,481
Nordea Bank AB	712,100	4,847,594
Observer AB	200,383	673,565
OMHEX AB (a)	39,900	430,170
ORC Software AB	80,300	768,957
POOLiA AB (B Shares)	57,900	203,677
Readsoft AB (B Shares) (a)	388,556	491,048
Sandvik AB	27,900	957,820
Scania AB (B Shares)	30,400	1,011,960
Sectra AB (B Shares)	48,300	377,570
Securitas AB (B Shares)	74,100	835,090
Skandia Foersaekrings AB	242,900	946,232
SKF AB (B Shares)	18,000	683,613
Svenska Handelsbanken AB (A Shares)	169,616	3,160,107
Tele2 AB (B Shares)	42,200	1,676,916
Telefonaktiebolaget LM Ericsson (B Shares) (a)	2,317,200	6,189,242
Volvo AB (B Shares)	87,700	3,142,182
TOTAL SWEDEN		41,059,217
Switzerland - 3.6%
Nobel Biocare Holding AG (Switzerland)	25,790	3,523,224
United Kingdom - 3.0%
AstraZeneca PLC (Sweden)	57,050	2,571,762
Group 4 Securicor PLC (a)	184,418	384,689
TOTAL UNITED KINGDOM		2,956,451
Common Stocks - continued
	Shares	Value
United States of America - 3.2%
Autoliv, Inc. Swedish Depository Receipt	23,800	$ 989,160
Royal Caribbean Cruises Ltd.	51,000	2,202,788
TOTAL UNITED STATES OF AMERICA		3,191,948
TOTAL COMMON STOCKS (Cost $90,275,008)		97,093,299
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 1.33% (b)	1,578,686	1,578,686
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	1,915,416	1,915,416
TOTAL MONEY MARKET FUNDS (Cost $3,494,102)		3,494,102
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $93,769,110)		100,587,401
NET OTHER ASSETS - (1.9)%		(1,863,861)
NET ASSETS - 100%		$ 98,723,540
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $95,053,292. Net unrealized appreciation aggregated $5,534,109, of which $15,095,138 related to appreciated investment securities and $9,561,029 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

AISC-QTLY-0904

1.805999.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 8.6%
Australian Stock Exchange Ltd.	903,839	$ 9,992,584
BHP Steel Ltd.	2,519,309	13,086,374
Boral Ltd.	2,602,417	13,244,058
Centamin Egypt Ltd. (a)	5,509,616	827,746
Centennial Coal Co. Ltd.	4,089,388	9,587,623
Corporate Express Australia Ltd.	1,697,169	6,182,991
CSL Ltd.	155,361	2,779,829
Dwyka Diamonds Ltd. (a)	621,653	333,958
Hardman Resources Ltd. (a)	915,681	1,510,491
Hardman Resources Ltd. (UK) (a)	217,653	354,740
JB Hi-Fi Ltd.	1,483,593	2,593,106
Patrick Corp. Ltd.	914,738	3,531,552
Promina Group Ltd.	914,490	2,535,609
QBE Insurance Group Ltd.	1,235,719	10,825,314
Stockland	354,751	1,374,576
United Group Ltd.	3,412,640	12,791,984
Virotec International Ltd. (a)	1,084,000	537,920
Westpac Banking Corp.	212,356	2,511,717
TOTAL AUSTRALIA		94,602,172
Austria - 0.1%
Wolford AG (a)	37,212	1,006,244
Belgium - 1.1%
Exmar NV	17,400	959,223
Melexis NV	93,199	977,144
Mobistar SA (a)	24,491	1,621,044
Omega Pharma SA	60,100	2,966,324
Roularta Media Group NV	22,376	1,291,382
Telindus Group NV	582,193	4,794,998
TOTAL BELGIUM		12,610,115
Brazil - 0.3%
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	3,054,240
Canada - 0.5%
La Mancha Resources, Inc. (a)	334,000	251,270
Oilexco, Inc. (a)	1,388,800	2,988,127
Ontzinc Corp. (a)(d)	16,440,330	680,247
Uruguay Mineral Exploration, Inc. (a)	650,000	2,210,269
TOTAL CANADA		6,129,913
China - 0.7%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,000,891
Common Stocks - continued
	Shares	Value
China - continued
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	$ 2,041,500
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	32,298
PICC Property & Casualty Co. Ltd. (H Shares)	9,086,000	3,261,662
TOTAL CHINA		8,336,351
Czech Republic - 0.3%
Komercni Banka AS unit	84,634	2,898,715
Denmark - 0.5%
Coloplast AS Series B	5,950	572,467
DSV de Sammensluttede Vognmaend AS	28,767	1,404,811
SimCorp AS	76,089	3,125,159
TOTAL DENMARK		5,102,437
Egypt - 0.7%
Orascom Telecom SAE unit (a)	758,705	7,518,767
Estonia - 0.3%
Hansabank SA	356,528	2,949,260
Finland - 1.3%
Aldata Solutions Oyj (a)	2,861,146	5,366,554
Alma Media Corp.	133,020	1,105,162
Capman Oyj (A Shares)	496,937	955,988
Hackman Oyj AB (A Shares) (a)	24,120	1,073,025
Nokian Tyres Ltd.	54,388	5,153,001
Vacon Oyj	73,381	969,644
TOTAL FINLAND		14,623,374
France - 2.3%
Areva (investment certificates)	6,666	1,963,642
Bacou Dalloz	6,430	373,413
Eiffage SA	3,518	296,091
Galeries Lafayette SA	5,900	1,037,832
Generale de Sante	239,852	3,322,207
Groupe Bourbon SA	13,346	1,487,516
Groupe Open SA	52,500	621,134
Groupe Open SA warrants 10/21/06 (a)	14,809	9,971
Inter Parfums SA	8,645	592,476
Ipsos SA	16,003	1,623,958
JET Multimedia SA (a)	120,468	2,518,849
Maisons France Confort	10,498	560,429
Medidep SA (a)	46,000	1,048,088
Nexans SA	21,210	690,845
Common Stocks - continued
	Shares	Value
France - continued
Oeneo Group (a)	86,962	$ 274,990
Orpea (a)	25,207	600,091
Seche Environment SA	11,500	694,117
Stedim SA	34,238	2,383,515
Toupargel-Agrigel	47,000	1,277,136
U10 SA	6,478	280,398
Vivendi Universal SA (a)	137,732	3,426,772
TOTAL FRANCE		25,083,470
Germany - 5.6%
Advanced Photonics Technologies AG (a)	48,552	102,159
Articon-Integralis AG (Reg.) (a)	495,185	1,637,311
Bijou Brigitte Modische Accessoires AG	21,486	2,092,529
Bilfinger & Berger Bau AG	33,500	1,107,665
DAB Bank AG (a)	154,113	937,607
Data Modul AG (a)	30,470	454,281
Deutsche Boerse AG	42,300	2,058,789
ElringKlinger AG	36,242	2,388,377
Fielmann AG	19,100	1,089,684
Freenet.de AG (a)	660,819	12,315,304
Fresenius AG	43,586	3,409,510
Fresenius Medical Care AG	65,113	4,729,415
Gpc Biotech AG (a)	49,345	549,989
Grenkeleasing AG	100,818	3,939,602
Hochtief AG	51,400	1,189,047
Hyrican Informationssysteme AG	17,925	171,339
K&S AG	22,882	846,550
Kontron AG (a)	154,264	1,162,955
Merck KGaA	48,441	2,716,455
Parsytec AG (a)	188,871	674,454
PC-Spezialist Franchise AG	150,000	2,081,268
Pfleiderer AG (a)	1,475,959	11,889,949
PSI AG (a)	200,732	767,493
Pulsion Medical Systems AG (a)	156,865	716,705
Rational AG	17,800	1,080,792
Rheinmetall AG	9,254	359,721
United Internet AG	40,352	943,660
TOTAL GERMANY		61,412,610
Greece - 3.0%
Autohellas SA	55,096	219,932
Cosmote Mobile Telecommunications SA	148,300	2,389,334
Common Stocks - continued
	Shares	Value
Greece - continued
Folli Follie SA	370,658	$ 12,184,362
Greek Organization of Football Prognostics SA	311,042	5,968,742
Hellenic Exchanges Holding SA (a)	166,195	1,158,982
Hyatt Regency SA (Reg.)	213,182	2,173,588
Public Power Corp. of Greece	29,700	674,201
Sarantis SA (Reg.)	1,046,648	5,813,980
Technical Olympic SA (Reg.)	490,396	2,016,526
TOTAL GREECE		32,599,647
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	528,500	1,842,986
China Insurance International Holdings Co. Ltd.	13,106,000	5,418,862
China Merchants Holdings International Co. Ltd.	5,166,000	7,252,316
China Pharmaceutical Enterprise and Investment Corp. Ltd.	19,820,000	5,399,714
Kingboard Chemical Holdings Ltd.	3,623,800	6,713,365
TOTAL HONG KONG		26,627,243
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	1,821,776
OTP Bank Rt.	152,073	3,136,916
TOTAL HUNGARY		4,958,692
Ireland - 1.7%
DEPFA BANK PLC	275,300	3,740,379
Glanbia PLC	543,500	1,666,367
IAWS Group PLC (Ireland)	38,059	451,196
Independent News & Media PLC (Ireland)	846,964	1,934,860
Kenmare Resources PLC (a)	6,850,000	2,027,056
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	7,796
Kingspan Group PLC (Ireland)	190,299	1,098,269
Paddy Power PLC	137,311	1,642,704
Petroceltic International PLC (a)	21,067,934	6,522,179
TOTAL IRELAND		19,090,806
Italy - 1.8%
Amplifon Spa	38,350	1,318,750
Buzzi Unicem Spa	74,400	919,327
Cassa Di Risparmio Di Firenze	2,942,982	5,339,588
Lottomatica Spa New	383,300	9,613,555
Saipem Spa	79,800	758,945
Teleunit Spa (a)	6,765,900	1,909,762
TOTAL ITALY		19,859,927
Common Stocks - continued
	Shares	Value
Japan - 28.9%
10art-ni Corp. (a)	13	$ 32,735
Able, Inc.	275,600	7,658,654
Adtec Plasma Technology Co. Ltd. (a)	2	25,361
Ahresty Corp.	35,000	412,339
Amiyaki Tei Co. Ltd.	185	680,471
ARRK Corp.	140,600	5,335,959
Asahi Broadcasting Corp.	19,910	1,289,195
Asahi Denka Co. Ltd.	108,000	1,005,261
Asahi Glass Co. Ltd.	102,000	919,142
Asahi Intecc Co. Ltd. (a)	17,400	532,038
Casio Computer Co. Ltd.	160,000	2,171,321
Chiyoda Integre Co. Ltd.	65,800	1,724,961
Citizen Electronics Co. Ltd.	19,200	998,030
CMK Corp.	84,000	1,143,720
Culture Convenience Club Co. Ltd.	63,400	798,237
Cyber Agent Ltd. (a)	930	6,573,857
Daikin Industries Ltd.	30,000	740,591
Daikokutenbussan Co. Ltd.	7,500	308,242
Drake Beam Morin Japan, Inc.	85,200	2,229,705
Dwango Co. Ltd.	112	3,192,949
Eizo Nanao Corp.	132,200	3,358,649
Excel Co. Ltd.	38,300	553,515
Faith, Inc.	1,687	5,431,413
Faith, Inc. New	1,687	5,431,413
Fuji Seal, Inc.	81,300	3,677,674
Fuji Spinning Co. Ltd. (a)	2,524,000	2,905,454
Fujikura Ltd.	2,339,000	11,358,964
Fujitsu Business Systems Ltd.	29,800	372,785
Globaly Corp.	23,100	783,192
Heian Ceremony Service Co. Ltd.	156,000	1,304,735
Hikari Tsushin, Inc.	277,300	10,897,981
Hogy Medical Co.	138,900	6,433,158
HUNET, Inc.	406,000	905,508
Information Planning Co. Ltd.	111	369,351
Ishihara Chemical Co. Ltd.	53,000	881,784
Iwatani International Corp.	578,000	1,325,509
JACCS Co. Ltd.	226,000	1,256,064
Japan Medical Dynamic Marketing, Inc.	178,300	2,049,259
Jastec Co. Ltd.	54,500	999,865
KAGA ELECTRONICS Co. Ltd.	160,500	3,081,681
Kahma Co. Ltd.	77,000	979,163
Kawasho Corp. (a)	812,000	2,555,870
Common Stocks - continued
	Shares	Value
Japan - continued
Kibun Food Chemifa Co. Ltd.	256,000	$ 4,961,374
Kobe Steel Ltd.	7,068,000	9,788,857
Kubota Corp.	265,000	1,203,516
Kura Corp. Ltd.	1,054	3,630,397
Lawson, Inc.	42,000	1,631,728
Leopalace21 Corp.	82,000	1,633,437
livedoor Co. Ltd. (a)	30,110	158,680
livedoor Co. Ltd. (a)	270,990	1,389,130
Marktec Corp.	93,000	662,404
Matsui Securities Co. Ltd.	43,700	1,202,590
Mazda Motor Corp.	396,000	1,360,421
Meganesuper Co. Ltd.	19,600	363,110
Melco Holdings, Inc.	202,100	4,471,118
Mitsubishi Materials Corp.	1,179,000	2,428,086
Mitsubishi Plastics, Inc.	145,000	380,773
Mitsui & Associates Telepark Corp.	484	1,127,353
Mitsui Fudosan Co. Ltd.	246,000	2,738,864
Mitsui O.S.K. Lines Ltd.	296,000	1,541,292
Mitsui Trust Holdings, Inc.	768,000	5,387,292
Mobilephone Telecommunications International Ltd.	364	523,765
New Japan Radio Co. Ltd.	44,000	443,977
Nidec Corp.	46,700	4,346,823
Nihon Dempa Kogyo Co. Ltd.	510,100	12,271,392
Nihon Falcom Corp.	313	957,057
Nihon Trim Co. Ltd.	70,150	5,236,252
Nihon Unicom Corp.	5,300	79,599
Nippon Chemi-con Corp.	840,000	4,018,886
Nippon Chemical Industrial Co. Ltd.	222,000	710,751
Nippon Electric Glass Co. Ltd.	145,000	2,584,559
Nippon Light Metal Co. Ltd.	594,000	1,239,336
Nippon Mining Holdings, Inc.	542,500	2,283,286
Nippon Oil Corp.	105,000	646,837
Nippon Shinpan Co. Ltd.	195,000	668,151
Nippon Thompson Co. Ltd.	114,000	766,869
Nishi-Nippon Bank Ltd.	165,000	685,552
Nissin Co. Ltd.	372,400	1,651,092
Nissin Kogyo Co. Ltd.	378,400	10,549,395
Nitta Corp.	172,800	2,937,110
Nittoku Engineering Co. Ltd.	97,500	911,911
NOF Corp.	252,000	956,374
NOK Corp.	372,600	11,258,923
Okamoto Glass Co. Ltd.	25,700	318,953
Common Stocks - continued
	Shares	Value
Japan - continued
Opt, Inc.	68	$ 329,619
Organo Corp.	189,000	977,337
Osaki Electric Co. Ltd.	268,000	1,236,422
Pacific Metals Co. Ltd. (a)	846,000	3,454,148
Park24 Co. Ltd.	69,300	2,424,363
Pigeon Corp.	217,400	3,679,543
Pixela Corp.	30,300	483,950
Rakuten, Inc.	323	1,940,411
Reins International, Inc.	1,271	6,526,741
Rohto Pharmaceutical Co. Ltd.	611,000	6,670,749
Sekisui Chemical Co. Ltd.	136,000	980,907
Shin Nippon Biomedical Laboratories Ltd.	25,000	658,753
Shinko Electric Industries Co.Ltd.	67,000	2,000,450
Showa Denko KK	4,739,000	10,612,087
Siix Corp.	1,600	30,073
SMBC Friend Securities Co. Ltd.	379,000	2,351,814
Soken Chemical & Engineer Co. Ltd.	66,200	1,530,051
Stanley Electric Co. Ltd.	195,700	2,988,431
Sumitomo Corp.	236,000	1,651,225
Sumitomo Light Metal Industries Ltd.	1,819,000	2,764,612
Sumitomo Metal Mining Co. Ltd.	528,000	3,157,696
Sumitomo Rubber Industries Ltd.	125,000	1,088,178
Suncall Corp.	206,000	1,483,933
Sunx Ltd.	98,400	1,536,242
Takara Co. Ltd.	228,600	1,075,208
Techno Medica Co. Ltd.	11	45,506
Telewave, Inc.	240	2,067,719
Teraoka Seisakusho Co. Ltd.	58,000	552,903
Toho Titanium Co. Ltd.	61,000	1,070,291
Tokyo Seimitsu Co. Ltd.	101,500	3,048,788
Tokyo Steel Manufacturing Co. Ltd.	315,600	4,825,037
Toppan Printing Co. Ltd.	163,000	1,633,005
Toray Industries, Inc.	339,000	1,609,713
Toyo Ink Manufacturing Co. Ltd.	2,749,000	9,765,322
Toyo Machinery & Metal Co. Ltd.	220,000	1,216,781
Toyo Radiator Co. Ltd.	202,000	1,048,195
Toyo Suisan Kaisha Ltd.	65,000	800,845
Trancom Co. Ltd.	64,900	1,406,619
Trend Micro, Inc.	27,500	1,127,749
TV Tokyo Corp. (a)	1,000	26,080
UFJ Holdings, Inc. (a)	731	2,938,594
Ulvac Ltd.	2,900	73,938
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	68,480	$ 5,542,695
Wintest Corp.	70	382,751
Works Applications Co. Ltd. (a)	389	1,423,832
Zakkaya Bulldog Co. Ltd. (a)	1,900	56,387
TOTAL JAPAN		319,088,720
Korea (South) - 0.2%
SKC Co. Ltd. (a)	353,470	1,990,825
Luxembourg - 1.3%
Millicom International Cellular SA unit (a)	279,100	4,799,906
Orco Property Group	11,430	368,309
Stolt-Nielsen SA (a)	657,990	9,098,106
TOTAL LUXEMBOURG		14,266,321
Netherlands - 1.2%
Completel Europe NV (a)	76,809	1,870,114
Exact Holdings NV	36,111	924,805
Fugro NV (Certificaten Van Aandelen)	24,365	1,618,563
Hunter Douglas NV	25,287	1,185,749
New Skies Satellites NV	80,631	619,489
PinkRoccade NV	137,626	1,476,034
Royal P & O Nedlloyd NV	19,760	681,392
Univar NV	219,752	3,685,853
Wolters Kluwer NV (Certificaten Van Aandelen)	46,025	773,627
TOTAL NETHERLANDS		12,835,626
New Zealand - 0.1%
The Warehouse Group Ltd.	344,626	972,710
Norway - 2.6%
ABG Sundal Collier ASA	3,358,000	2,010,434
Bolig- og Naeringsbanken ASA	29,040	1,055,594
Catch Communications ASA	633,000	1,633,211
Komplett ASA (a)	123,700	881,657
Kverneland ASA (a)	49,409	690,227
Mamut ASA	1,888,000	2,572,882
Nordic VLSI ASA (a)	591,000	3,201,334
Norsk Hydro ASA	101,680	6,420,949
Orkla ASA (A Shares)	47,772	1,147,449
P4 Radio Hele Norge ASA (a)	141,400	211,640
Statoil ASA	215,500	2,695,593
TANDBERG Data ASA (a)	165,800	321,428
Common Stocks - continued
	Shares	Value
Norway - continued
TANDBERG Television ASA (a)	728,629	$ 5,037,420
Visma ASA	86,962	774,764
TOTAL NORWAY		28,654,582
Poland - 0.4%
Polski Koncern Naftowy Orlen SA unit	299,300	4,863,625
Portugal - 0.5%
Impresa SGPS (a)	153,000	761,593
Media Capital SGPS SA	1,116,976	5,170,535
TOTAL PORTUGAL		5,932,128
Russia - 1.5%
Mobile TeleSystems OJSC sponsored ADR	24,500	2,867,725
OAO Gazprom sponsored ADR	240,900	7,106,550
Sberbank RF unit (a)	89,800	3,412,400
Vimpel Communications sponsored ADR (a)	27,600	2,413,620
YUKOS Corp. sponsored ADR	43,684	688,023
TOTAL RUSSIA		16,488,318
Singapore - 1.0%
Neptune Orient Lines Ltd.	3,048,000	4,310,070
Singapore Exchange Ltd.	2,698,000	2,731,834
Singapore Petroleum Co. Ltd.	1,501,000	2,559,242
Venture Corp. Ltd.	124,000	1,168,960
TOTAL SINGAPORE		10,770,106
South Africa - 2.7%
African Bank Investments Ltd.	1,208,151	2,238,711
Discovery Holdings Ltd. (a)	2,442,719	5,209,230
MTN Group Ltd.	594,602	2,555,038
Steinhoff International Holdings Ltd.	14,913,132	19,177,127
Wilson Bayly Holmes-Ovcon Ltd.	333,456	1,033,377
TOTAL SOUTH AFRICA		30,213,483
Spain - 0.2%
Antena 3 Television SA (a)	36,758	1,940,204
Sweden - 2.2%
Eniro AB	153,028	1,181,295
Finnveden Invest AB Series B (a)	368,884	3,111,921
Hexagon AB (B Shares)	80,143	2,704,359
Lindex AB	31,898	789,616
Lundin Petroleum AB (a)	274,208	1,379,007
Common Stocks - continued
	Shares	Value
Sweden - continued
Modern Times Group AB (MTG) (B Shares) (a)	105,200	$ 1,774,943
Observer AB	297,314	999,388
OMHEX AB (a)	218,285	2,353,374
Sectra AB (B Shares)	123,890	968,471
Skandia Foersaekrings AB	967,431	3,768,688
Song Networks Holding AB (a)	236,274	1,320,603
Teleca AB (B Shares) (a)	345,053	1,654,370
VBG AB Class B	6,710	92,667
Wedins Norden AB Series B (a)(d)	13,444,790	1,821,740
TOTAL SWEDEN		23,920,442
Switzerland - 1.4%
A Hiestand Holding AG	1,812	1,004,309
Actelion Ltd. (Reg.) (a)	18,108	1,728,105
Amazys Holding AG (a)	13,185	463,173
Barry Callebaut AG	5,721	1,098,646
Escor Casino & Entertainment SA	19,770	447,564
Geberit AG (Reg.)	1,663	1,116,456
Micronas Semiconductor Holding AG (a)	15,752	654,181
Roche Holding AG (participation certificate)	36,720	3,626,136
Sika AG (Bearer)	2,443	1,275,852
Sulzer AG (Reg.)	6,099	1,585,454
Swissquote Group Holding SA (a)	18,811	1,541,885
Temenos Group AG (a)	63,126	514,962
TOTAL SWITZERLAND		15,056,723
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,264,070
Turkey - 0.6%
Beko Elektronik AS (a)	1,682,914,740	6,704,480
United Kingdom - 16.6%
AeroBox PLC (a)	3,640,000	1,508,012
AFA Systems PLC (a)	1,126,100	307,603
Air Partner PLC	45,000	317,546
Alba PLC	402,700	5,195,691
Amlin PLC	157,014	437,473
Antofagasta PLC	98,800	1,799,197
Atrium Underwriting PLC	257,060	919,854
BETonSPORTS PLC	2,407,121	6,421,809
BG Group PLC	441,600	2,756,312
BHP Billiton PLC	193,400	1,764,477
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Biocompatibles International PLC	79,010	$ 261,864
Caffe Nero Group PLC (a)	282,978	474,092
Carnival PLC	21,471	1,051,784
Carphone Warehouse Group PLC	1,141,149	2,815,811
Chaucer Holdings PLC	1,612,100	1,350,429
Cobra Biomanufacturing PLC (a)	429,000	199,214
Corac Group PLC (a)(d)	4,375,904	1,992,185
Corin Group PLC	1,239,214	6,081,727
CSS Stellar PLC (a)	380,308	349,743
CustomVis PLC	375,215	211,818
Diagonal PLC	286,590	273,995
Domino's Pizza UK & IRL PLC	344,636	1,408,961
Domnick Hunter Group PLC	146,989	1,007,794
Edinburgh Oil & Gas PLC (a)	245,381	714,962
Entertainment Rights PLC (a)	4,002,089	801,680
Flomerics Group PLC	449,658	491,310
Future Network PLC	1,717,169	1,899,683
Galliford Try PLC	693,964	644,509
Games Workshop Group PLC	198,158	2,502,534
GMA Resources PLC (a)	4,188,536	1,449,231
Goldshield Group PLC	575,700	2,725,784
GTL Resources PLC (a)	13,669,072	1,617,984
Healthcare Enterprise Group PLC (a)	24,480,027	764,536
Hereward Ventures PLC (a)	1,818,182	157,273
Highbury House Communications PLC	713,914	185,260
Holidaybreak PLC	137,426	1,206,251
Hornby PLC	94,288	2,077,608
Hunting PLC	530,400	1,250,821
Icap PLC	443,350	1,715,645
Ideal Shopping Direct PLC (a)	273,686	431,112
Inchcape PLC	30,122	891,372
International Energy Group Ltd.	1,052,500	3,507,479
Intertek Group PLC	89,410	906,908
ITE Group PLC	2,583,348	3,022,581
ITM Power PLC	2,700,000	2,409,249
John David Group PLC	189,883	674,284
Jubilee Platinum PLC	5,174,522	2,025,959
Kesa Electricals PLC	1,078,201	5,517,317
Lambert Howarth Group PLC (d)	1,320,284	6,419,489
Landround PLC	74,400	277,747
Lastminute.com PLC (a)	2,006,726	4,787,196
Lawrence PLC	1,073,124	7,123,104
Common Stocks - continued
	Shares	Value
United Kingdom - continued
London Clubs International PLC (a)	1,172,500	$ 2,642,287
LTG Technologies PLC (a)	1,535,537	321,573
Man Group PLC	61,169	1,457,005
Manganese Bronze Holdings PLC	239,797	681,224
Manpower Software PLC (a)	258,824	153,183
Marlborough Stirling PLC	408,469	357,044
Matalan PLC	888,363	3,389,193
Matchnet PLC (a)	550,000	5,257,275
Matchnet PLC unit (a)	527,733	5,044,432
Meridian Petroleum PLC	2,800,000	2,167,050
Mothercare PLC	160,162	934,780
N Brown Group PLC	439,410	850,199
NDS Group PLC sponsored ADR (a)	105,154	2,381,738
NETeller PLC	569,704	1,857,052
Ocean Wilsons Holdings Ltd.	170,311	503,985
Oystertec PLC (a)	7,009,687	3,255,073
Peacock Group PLC	835,318	3,704,014
Phytopharm PLC (a)	528,100	1,442,545
Pilat Media Global PLC (a)(d)	2,880,000	1,888,065
PlusNet Technologies Ltd. (a)	1,065,555	2,027,748
Premier Farnell PLC	120,300	458,409
Premier Oil PLC (a)	159,291	1,725,957
Proteome Sciences PLC (a)	645,184	731,383
Provident Financial PLC	434,894	4,474,595
Psion PLC (a)	958,928	1,065,216
QA PLC (a)	13,554,656	833,075
Regal Petroleum PLC (a)	317,416	2,150,273
Robert Walters PLC	139,228	287,769
Royalblue Group PLC	210,803	1,702,520
Sanctuary Group PLC	3,046,215	2,551,763
SCI Entertainment Group PLC (a)	401,531	694,648
Shore Capital Group PLC	4,601,178	2,450,850
Sibir Energy PLC (a)	1,162,800	296,452
Sinclair Pharma PLC	734,198	1,484,083
SkyePharma PLC (a)	124,100	125,991
Sterling Energy PLC (a)	4,035,800	1,139,156
SurfControl PLC (a)	177,031	1,761,819
Ted Baker PLC	110,814	815,263
Teesland PLC	1,900,000	2,300,897
Tikit Group PLC (d)	822,761	1,985,233
ukbetting PLC (a)	2,517,419	2,406,782
Unibet Group PLC unit	38,400	772,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Urbium PLC	212,455	$ 2,098,885
William Hill PLC	368,786	3,465,341
William Ransom & Son PLC (d)	2,684,500	2,566,520
Windsor PLC	700,000	522,641
Wolfson Microelectronics PLC	685,250	2,620,536
Xstrata PLC	133,500	1,886,535
TOTAL UNITED KINGDOM		182,797,279
United States of America - 1.4%
Golden Telecom, Inc.	88,900	2,243,836
Marathon Oil Corp.	39,900	1,503,033
NTL, Inc. (a)	69,000	3,596,280
Private Media Group, Inc. (a)	202,400	501,952
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,147,819
Solar Integrated Technologies, Inc.	876,373	2,880,634
Valero Energy Corp.	20,700	1,550,844
TOTAL UNITED STATES OF AMERICA		15,424,398
TOTAL COMMON STOCKS (Cost $947,433,597)		1,041,648,023
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
Fresenius AG	49,105	3,636,950
Fresenius Medical Care AG	68,266	3,526,962
Rheinmetall AG	44,737	1,742,781
TOTAL GERMANY		8,906,693
Italy - 0.4%
Buzzi Unicem Spa (Risp)	558,000	4,466,257
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,786,631)		13,372,950
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b)	46,499,706	$ 46,499,706
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	87,930,868	87,930,868
TOTAL MONEY MARKET FUNDS (Cost $134,430,574)		134,430,574
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,093,650,802)		1,189,451,547
NET OTHER ASSETS - (7.9)%		(87,318,365)
NET ASSETS - 100%		$ 1,102,133,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Articon-Integralis AG (Reg.)	$ -	$ 3,216,353	$ 382,484	$ -	$ -
Corac Group PLC	-	2,299,076	-	-	1,992,185
Lambert Howarth Group PLC	4,376,721	1,140,404	-	228,933	6,419,489
Online Travel Corp. PLC	2,164,843	-	-	-	-
Ontzinc Corp.	-	1,707,136	-	-	680,247
Pilat Media Global PLC	-	2,810,095	-	-	1,888,065
Tikit Group PLC	-	2,069,038	-	15,301	1,985,233
Wedins Norden AB Series B	956,215	2,235,131	-	-	1,821,740
William Ransom & Son PLC	-	2,458,423	-	-	2,566,520
Totals	$ 7,497,779	$ 17,935,656	$ 382,484	$ 244,234	$ 17,353,479
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,094,973,681. Net unrealized appreciation aggregated $94,477,866, of which $151,843,212 related to appreciated investment securities and $57,365,346 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004